UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (617) 449-2810

Date of fiscal year end:     September 30

Date of reporting period:     March 31, 2009

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

SEMI ANNUAL REPORT

MARCH 31, 2009 (Unaudited)

FUND AND MANAGER REVIEW

Loomis Sayles Small Cap Growth Fund

Mark F. Burns, CFA

Manager since January 2005

John Slavik, CFA

Manager since April 2005

FUND FACTS

Symbol | Institutional: LSSIX;

Retail: LCGRX

Objective | Long-term capital growth from investments in common stocks or other equity securities

Strategy | Invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index. Unlike the Index, the Fund may invest in companies of any size

Fund Inception Date | 12/31/96

Total Net Assets | $79.8 million

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund outperformed its Benchmark, the Russell 2000 Growth Index, primarily due to strong stock selection in the technology, utilities, producer durables and energy sectors. In addition, an overweight position in technology helped relative performance.

Throughout the six-month period, we shifted allocations in an effort to adapt the Fund to the current market environment. In particular, we increased the Fund’s technology weighting in anticipation of an improving economic environment in the second half of 2009. Many technology stocks were priced in anticipation of a worst-case scenario. This gave us the opportunity to buy stocks of companies with strong balance sheets and excellent fundamentals at reduced prices. NetLogic Microsystems, a semiconductor company, was one of the Fund’s top performing stocks, advancing with the semiconductor industry’s inventory re-build cycle.

In the utilities sector, we added exposure to the telecommunication services industry as fundamentals improved. Neutral Tandem Inc. was the industry’s top performer, reporting solid earnings in January and providing better-than-expected guidance driven by higher-than-forecasted billed minutes.

Additional allocation changes included reducing our health care weighting in search of more growth-oriented names. Health care had a negative impact on the portfolio as a result of poor performance from a handful of holdings. We also trimmed the Fund’s materials and processing exposure, waiting for economic conditions to improve. The sector detracted from Fund performance, primarily due to disappointing results from Hill International, a construction consulting firm that declined as the construction industry continued to struggle. Hill International was sold.

Consumer staples was one of the few sectors in the Fund that had a positive absolute return for the period. On a relative basis, our stock selection within this sector was helpful. However, the Fund’s holdings in the consumer discretionary sector were among the largest detractors to performance, reflecting poor stock selection and an underweight position.

OUTLOOK

With the market rallying in the final weeks of the quarter, there are many reasons to believe that the worst is behind us. There is an unprecedented amount of stimulus being pumped into the global economy, the credit markets are starting to thaw, financial companies’ balance sheets are being repaired and consumer companies are reporting news that matters are not as dire as feared. It is our belief that we are more than half way through the recession and we’ve seen the lows in the market. However, we think the market’s strength will be retested. With this as a backdrop, we expect new leadership to emerge in the market and we are structuring the portfolio for this scenario, in pursuit of strong results over the long term.

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AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Inception
Loomis Sayles Small Cap Growth: Institutional
-33.05%	-34.55%	-1.55%	-3.96%	-0.14%
Loomis Sayles Small Cap Growth: Retail
-33.18	-34.77	-1.81	-4.21	-0.40
Russell 2000 Growth Index(c)
-34.51	-36.36	-5.37	-1.60	-0.36
Russell 2000 Index(c)
-37.17	-37.50	-5.24	1.93	2.58
Lipper Small-Cap Growth Funds Index(c)
-31.12	-36.88	-5.94	0.61	1.18
Gross expense ratio (before reductions and reimbursements)*
Institutional: 1.01%		Retail: 1.42%
Net expense ratio (after reductions and reimbursements)*
Institutional: 1.00%		Retail: 1.25%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Inception to March 31, 2009(a)(b)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Cumulative performance is shown for the Institutional Class of Shares. Performance of the Retail Class would be lower due to higher fees. (b) The mountain chart is based on the initial investment minimum of $100,000 for the Institutional Class. (c) See page 5 for a description of the Indices.

WHAT YOU SHOULD KNOW

Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund’s value. Growth funds involve increased risks, in part, because the value of the underlying securities is based on future expectations that may or may not be met.

The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Fund shares should be viewed as a long-term investment.

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FUND AND MANAGER REVIEW

Loomis Sayles Small Cap Value Fund

Joseph Gatz, CFA

Manager since January 2000

Daniel Thelen, CFA

Manager since April 2000

FUND FACTS

Symbol | Institutional: LSSCX;

Retail: LSCRX; Admin: LSVAX

Objective | Long-term capital growth from investments in common stocks or other equity securities

Strategy | Invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index. Unlike the Index, the Fund may invest in companies of any size

Fund Inception Date | 5/13/91

Class Inception Date | Institutional: 5/13/91

Retail: 12/31/96

Admin: 1/2/98

Total Net Assets | $696.3 million

PORTFOLIO REVIEW

The Fund outperformed its Benchmark, the Russell 2000 Value Index, for the six months ended March 31, 2009, primarily due to stock selection in the financial services and consumer discretionary sectors.

Financial services, the largest sector in the Fund and the Benchmark, was one of the weakest performing sectors in the market. Our cautious view of the fundamentals of bank stocks and our significant weighting in non-credit-sensitive financial data service companies resulted in exceptionally strong stock selection and significant outperformance relative to the Benchmark. Broadridge Financial Solutions Inc., a provider of trade processing and investor communication services to the financial services industry, was the Fund’s top performer for the period. The company’s stable business model was a key attraction for investors during the recent market upheaval. PHH Corp., an outsource provider of mortgage services and vehicle fleet management, was another top performer.

Although consumer discretionary was another weak sector in the market for the six-month period, the Fund’s consumer holdings emphasized less-cyclical companies, such as services companies and discount stores, which held up reasonably well during the market downturn. In addition, we made timely additions to the restaurant industry just before the stocks rebounded in March.

Technology was among the Fund’s weakest sectors for the period, primarily due to our holdings in semiconductors and electronics, which declined sharply on weakened demand and reduced earnings estimates. Health care also performed poorly, as reimbursement and regulatory concerns lead to negative earnings estimates and lower valuations throughout the sector.

Substantial volatility during the period provided opportunities to add to certain sectors and reduce others. With economic prospects declining, we actively reduced or eliminated several of our most economically sensitive holdings in the basic materials and energy sectors, replacing them with less-cyclical consumer staples and utility stocks. Throughout the period, we selectively added to financial services stocks, while maintaining an underweight relative to the Benchmark. We also reduced our health care exposure, due to mounting reimbursement and regulatory uncertainty stemming from November’s election results.

OUTLOOK

In light of the stock market rally in the March 2009, the inevitable question is whether the recent rally is a breather or the start of a new trend. The stock market is often considered a forward-looking indicator, and historically it has recovered before all the negative economic news dissipated. Indeed, we are encouraged by recent economic data that suggest the economy may be bottoming, at least for some of the hardest hit sectors. However, we recognize that market bottoms never progress evenly. Nevertheless, bumpy scenarios historically have often provided investment opportunities for those who do their homework.

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AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Fund Inception(a)(b)
Loomis Sayles Small Cap Value: Institutional
-32.29%	-33.29%	-1.99%	5.92%	10.23%
Loomis Sayles Small Cap Value: Retail(a)
-32.39	-33.46	-2.24	5.66	10.03
Loomis Sayles Small Cap Value: Admin(a)
-32.45	-33.60	2.49	5.39	9.70
Russell 2000 Value Index(c)
-39.64	-38.89	-5.30	4.87	9.02
Russell 2000 Index(c)
-37.17	-37.50	-5.24	1.93	6.68
Lipper Small-Cap Core Funds Index(b)(c)
-34.02	-37.19	-4.53	3.71	N/A

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.90%	Retail: 1.27%	Admin: 1.69%
Net expense ratio (after reductions and reimbursements)*
Institutional: 0.90%	Retail: 1.15%	Admin: 1.41%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Inception to March 31, 2009(d)(e)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) and Admin Class (1/02/98) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect current levels of 12b-1 fees payable by the respective Classes. Since index performance data is not available coincident with the Fund’s inception date, the beginning value of the index is the value as of the month end closest to the Fund’s inception date. (b) The Lipper Small-Cap Core Funds Index performance data is not available prior to January 1, 1992. (c) See page 5 for a description of the Indices. (d) Cumulative performance is shown for the Institutional Class of Shares. Performance of the Retail and Admin Classes would be lower due to higher fees and expenses. (e) The mountain chart is based on the initial investment minimum of $100,000 for the Institutional Class.

WHAT YOU SHOULD KNOW

Value stocks may fall out of favor with investors and underperform the overall equity market during any given period. Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund’s value.

The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Fund shares should be viewed as a long-term investment.

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ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Lipper Small-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap core funds investment objective.

Lipper Small-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap growth funds investment objective.

Source: Lipper, Inc.

Russell 2000 Growth Index is an index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 10% of the Russell 3000 total market capitalization.

Russell 2000 Value Index is an index comprised of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the SEC’s website, www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2008 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, including redemption fees and certain exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2008 through March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During the Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$ 669.50	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

Retail Class
Actual	$1,000.00	$ 668.20	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29

*   Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 1.00% and 1.25% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$ 677.10	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$ 676.10	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$ 675.50	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

*   Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.90%, 1.15% and 1.40% for Institutional, Retail and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value (†)

COMMON STOCKS – 96.5% of Net Assets

Aerospace & Defense – 1.8%
Curtiss-Wright Corp.	28,105	$788,345
Orbital Sciences Corp.(b)	57,693	685,970

		1,474,315

Beverages – 0.7%
Heckmann Corp.(b)	108,343	522,213

Biotechnology – 6.3%
Acorda Therapeutics, Inc.(b)	20,104	398,260
Alexion Pharmaceuticals, Inc.(b)	18,083	681,006
Array Biopharma, Inc.(b)	130,512	344,552
Genomic Health, Inc.(b)	32,213	785,353
Isis Pharmaceuticals, Inc.(b)	49,143	737,636
Onyx Pharmaceuticals, Inc.(b)	21,222	605,888
OSI Pharmaceuticals, Inc.(b)	13,981	534,913
Osiris Therapeutics, Inc.(b)	29,987	413,821
Regeneron Pharmaceuticals, Inc.(b)	35,963	498,447

		4,999,876

Capital Markets – 4.2%
Greenhill & Co., Inc.	12,328	910,423
KBW, Inc.(b)	33,264	676,922
Riskmetrics Group, Inc.(b)	55,793	797,282
Stifel Financial Corp.(b)	21,893	948,186

		3,332,813

Commercial Banks – 1.7%
IBERIABANK Corp.	12,131	557,298
Signature Bank(b)	27,211	768,167

		1,325,465

Commercial Services & Supplies – 2.9%
Clean Harbors, Inc.(b)	16,878	810,144
Sykes Enterprises, Inc.(b)	44,296	736,642
Waste Connections, Inc.(b)	30,888	793,822

		2,340,608

Communications Equipment – 8.2%
Brocade Communications Systems, Inc.(b)	196,425	677,666
Ciena Corp.(b)	50,373	391,902
DG FastChannel, Inc.(b)	68,387	1,283,624
F5 Networks, Inc.(b)	33,707	706,162
Neutral Tandem, Inc.(b)	46,850	1,152,978
Nice Systems Ltd., ADR(b)	26,055	647,727
Riverbed Technology, Inc.(b)	74,272	971,478
Tellabs, Inc.(b)	157,846	722,935

		6,554,472

Construction & Engineering – 2.6%
MasTec, Inc.(b)	103,119	1,246,709
Northwest Pipe Co.(b)	29,316	834,626

		2,081,335

7

	Shares	Value (†)

COMMON STOCKS – continued

Diversified Consumer Services – 4.0%
American Public Education, Inc.(b)	23,806	$1,001,280
Capella Education Co.(b)	13,938	738,714
DeVry, Inc.	16,809	809,858
Grand Canyon Education, Inc.(b)	38,094	657,503

		3,207,355

Diversified Telecommunication Services – 2.4%
Cbeyond, Inc.(b)	56,760	1,068,791
NTELOS Holdings Corp.	46,069	835,692

		1,904,483

Electric Utilities – 1.1%
ITC Holdings Corp.	20,749	905,071

Electronic Equipment Instruments & Components – 1.5%
Cogent, Inc.(b)	44,299	527,158
IPG Photonics Corp.(b)	75,336	634,329

		1,161,487

Energy Equipment & Services – 3.7%
Dresser-Rand Group, Inc.(b)	33,182	733,322
Hornbeck Offshore Services, Inc.(b)	42,787	652,074
Oceaneering International, Inc.(b)	19,956	735,778
Tesco Corp.(b)	97,800	764,796

		2,885,970

Food Products – 3.1%
Diamond Foods, Inc.	27,052	755,562
Green Mountain Coffee Roasters, Inc.(b)	22,525	1,081,200
Smart Balance, Inc.(b)	100,314	605,897

		2,442,659

Health Care Equipment & Supplies – 6.4%
Haemonetics Corp.(b)	11,017	606,816
Masimo Corp.(b)	24,302	704,272
Merit Medical Systems, Inc.(b)	48,280	589,499
NuVasive, Inc.(b)	19,586	614,609
ResMed, Inc.(b)	11,505	406,587
SonoSite, Inc.(b)	42,904	767,123
Vnus Medical Technologies(b)	36,254	771,122
Volcano Corp.(b)	42,883	623,948

		5,083,976

Health Care Providers & Services – 4.0%
Bio-Reference Labs, Inc.(b)	27,497	574,962
CardioNet, Inc.(b)	39,150	1,098,549
Catalyst Health Solutions, Inc.(b)	47,622	943,868
Sun Healthcare Group, Inc.(b)	71,659	604,802

		3,222,181

Health Care Technology – 3.3%
athenahealth, Inc.(b)	25,308	610,176
MedAssets, Inc.(b)	71,662	1,021,184
Phase Forward, Inc.(b)	78,828	1,008,210

		2,639,570

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PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

	Shares	Value (†)

COMMON STOCKS – continued

Hotels, Restaurants & Leisure – 2.4%
Buffalo Wild Wings, Inc.(b)	16,389	$599,509
Panera Bread Co., Class A(b)	11,112	621,161
Texas Roadhouse, Inc., Class A(b)	75,824	722,603

		1,943,273

Insurance – 0.9%
AmTrust Financial Services, Inc.	73,092	698,029

Internet Software & Services – 2.3%
Constant Contact, Inc.(b)	54,217	758,496
SkillSoft PLC, ADR(b)	99,923	668,485
Vocus, Inc.(b)	31,899	423,937

		1,850,918

IT Services – 1.1%
CyberSource Corp.(b)	57,594	852,967

Machinery – 3.1%
Energy Recovery, Inc.(b)	83,988	638,309
ESCO Technologies, Inc.(b)	18,848	729,418
Freightcar America, Inc.	32,738	573,897
Wabtec Corp.	21,133	557,488

		2,499,112

Oil, Gas & Consumable Fuels – 3.1%
Arena Resources, Inc.(b)	30,780	784,275
Comstock Resources, Inc.(b)	23,453	698,899
Concho Resources, Inc.(b)	38,498	985,164

		2,468,338

Pharmaceuticals – 2.0%
Auxilium Pharmaceuticals, Inc.(b)	20,703	573,887
Eurand NV(b)	62,127	692,095
Inspire Pharmaceuticals, Inc.(b)	89,653	363,991

		1,629,973

Professional Services – 3.9%
Huron Consulting Group, Inc.(b)	17,435	739,767
ICF International, Inc.(b)	61,027	1,401,790
IHS, Inc., Class A(b)	23,968	987,002

		3,128,559

Semiconductors & Semiconductor Equipment – 6.4%
Cavium Network, Inc.(b)	62,011	715,607
Hittite Microwave Corp.(b)	18,665	582,348
Lam Research Corp.(b)	34,753	791,326
Netlogic Microsystems, Inc.(b)	29,821	819,481
Power Integrations, Inc.	30,816	530,035
Silicon Laboratories, Inc.(b)	30,976	817,767
Varian Semiconductor Equipment Associates, Inc.(b)	41,102	890,269

		5,146,833

Software – 8.6%
Ariba, Inc.(b)	106,344	928,383
Blackboard, Inc.(b)	33,198	1,053,704
Concur Technologies, Inc.(b)	26,477	508,094
DemandTec, Inc.(b)	75,858	663,757

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	Shares	Value (†)

COMMON STOCKS – continued

Software – continued
Informatica Corp.(b)	72,191	$957,253
Solera Holdings, Inc.(b)	37,587	931,406
Tyler Technologies, Inc.(b)	73,820	1,079,987
Ultimate Software Group, Inc. (The)(b)	43,670	753,744

		6,876,328

Specialty Retail – 3.0%
American Eagle Outfitters, Inc.	50,774	621,474
Hibbett Sports, Inc.(b)	42,596	818,695
Lumber Liquidators, Inc.(b)	34,742	442,960
Monro Muffler Brake, Inc.	19,357	529,027

		2,412,156

Textiles, Apparel & Luxury Goods – 1.8%
Phillips-Van Heusen Corp.	35,336	801,421
Under Armour, Inc., Class A(b)	38,670	635,348

		1,436,769

TOTAL COMMON STOCKS
(Identified Cost $87,549,107)		77,027,104

	Principal Amount

SHORT-TERM INVESTMENTS – 3.2%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09 at 0.000% to be repurchased at $2,594,744 on 4/01/09 collateralized by $2,550,000 Federal National Mortgage Association, 4.750% due 3/12/10 valued at $2,646,900 including accrued interest (Note 2g of Notes to Financial Statements) (Identified Cost $2,594,744)	$2,594,744	2,594,744

TOTAL INVESTMENTS – 99.7%
(Identified Cost $90,143,851)(a)		79,621,848
Other assets less liabilities—0.3%		210,788

NET ASSETS – 100.0%		$79,832,636

(†) See Note 2a of Notes to Financial Statements.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At March 31, 2009, the net unrealized depreciation on investments based on a cost of $89,992,009 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$4,596,476
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(14,966,637)

Net unrealized depreciation		$(10,370,161)

(b) Non-income producing security.

ADR  An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

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PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Software	8.6%
Communications Equipment	8.2
Semiconductors & Semiconductor Equipment	6.4
Health Care Equipment & Supplies	6.4
Biotechnology	6.3
Capital Markets	4.2
Health Care Providers & Services	4.0
Diversified Consumer Services	4.0
Professional Services	3.9
Energy Equipment & Services	3.7
Health Care Technology	3.3
Machinery	3.1
Oil, Gas & Consumable Fuels	3.1
Food Products	3.1
Specialty Retail	3.0
Commercial Services & Supplies	2.9
Construction & Engineering	2.6
Hotels, Restaurants & Leisure	2.4
Diversified Telecommunication Services	2.4
Internet Software & Services	2.3
Pharmaceuticals	2.0
Other Investments, less than 2% each	10.6
Short-Term Investments	3.2

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

11

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value (†)

COMMON STOCKS – 98.4% of Net Assets

Aerospace & Defense – 1.3%
Ducommun, Inc.	213,213	$3,100,117
Teledyne Technologies, Inc.(b)	217,796	5,810,797

		8,910,914

Air Freight & Logistics – 0.8%
Atlas Air Worldwide Holdings, Inc.(b)	236,556	4,104,247
Hub Group, Inc., Class A(b)	77,936	1,324,912

		5,429,159

Auto Components – 1.1%
Gentex Corp.	404,821	4,032,017
Goodyear Tire & Rubber Co. (The)(b)	543,160	3,400,182

		7,432,199

Building Products – 0.3%
Armstrong World Industries, Inc.(b)	220,314	2,425,657

Capital Markets – 2.1%
Investment Technology Group, Inc.(b)	176,321	4,499,712
JMP Group, Inc.	161,713	777,840
Stifel Financial Corp.(b)	214,727	9,299,826

		14,577,378

Chemicals – 1.4%
Koppers Holdings, Inc.	173,959	2,525,885
LSB Industries, Inc.(b)	264,500	2,615,905
Lubrizol Corp. (The)	89,693	3,050,459
Minerals Technologies, Inc.	42,169	1,351,516

		9,543,765

Commercial Banks – 7.8%
Bank of the Ozarks, Inc.	303,976	7,015,766
Comerica, Inc.	261,183	4,782,261
First Horizon National Corp.	405,057	4,350,316
Glacier Bancorp, Inc.	228,082	3,583,168
Hancock Holding Co.	85,415	2,671,781
IBERIABANK Corp.	151,907	6,978,608
Pennsylvania Commerce Bancorp, Inc.(b)	119,404	2,197,034
Prosperity Bancshares, Inc.	228,423	6,247,369
Signature Bank(b)	281,675	7,951,685
Sterling Bancshares, Inc.	899,189	5,880,696
SVB Financial Group(b)	138,774	2,776,868

		54,435,552

Commercial Services & Supplies – 7.2%
ABM Industries, Inc.	391,160	6,415,024
American Ecology Corp.	172,703	2,407,480
Brink’s Co. (The)	155,422	4,112,466
Geo Group, Inc. (The)(b)	192,380	2,549,035
McGrath Rentcorp	191,717	3,021,460
Rollins, Inc.	833,861	14,300,716
Standard Parking Corp.(b)	537,509	8,815,148
Waste Connections, Inc.(b)	342,932	8,813,352

		50,434,681

12

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)

COMMON STOCKS – continued

Communications Equipment – 2.6%
ADC Telecommunications, Inc.(b)	977,555	$4,291,466
ADTRAN, Inc.	236,180	3,828,478
Anaren, Inc.(b)	214,118	2,342,451
CommScope, Inc.(b)	208,323	2,366,549
Tekelec(b)	402,900	5,330,367

		18,159,311

Computers & Peripherals – 1.2%
Intevac, Inc.(b)	313,197	1,631,757
NCR Corp.(b)	159,882	1,271,062
Teradata Corp.(b)	332,688	5,396,199

		8,299,018

Construction & Engineering – 0.6%
MYR Group, Inc.(b)	277,270	4,228,367

Construction Materials – 0.7%
Eagle Materials, Inc.	193,956	4,703,433

Consumer Finance – 0.7%
Dollar Financial Corp.(b)	519,036	4,941,223

Containers & Packaging – 1.0%
Myers Industries, Inc.	260,956	1,602,270
Rock-Tenn Co., Class A	191,835	5,189,137

		6,791,407

Distributors – 0.2%
Core-Mark Holding Co., Inc.(b)	61,813	1,126,233

Diversified Consumer Services – 0.9%
Hillenbrand, Inc.	383,099	6,133,415

Diversified Financial Services – 1.2%
PHH Corp.(b)	604,906	8,498,929

Electric Utilities – 2.7%
ALLETE, Inc.	175,546	4,685,323
ITC Holdings Corp.	147,590	6,437,876
Portland General Electric Co.	425,252	7,480,182

		18,603,381

Electrical Equipment – 0.6%
II-VI, Inc.(b)	207,444	3,563,888
LaBarge, Inc.(b)	49,401	413,486
Polypore International, Inc.(b)	136,892	550,306

		4,527,680

Electronic Equipment Instruments & Components – 1.9%
Amphenol Corp., Class A	106,393	3,031,136
Daktronics, Inc.	226,280	1,482,134
Littelfuse, Inc.(b)	271,237	2,980,895
Mettler-Toledo International, Inc.(b)	42,357	2,174,185
Scansource, Inc.(b)	90,860	1,688,179
TTM Technologies, Inc.(b)	321,945	1,867,281

		13,223,810

13

	Shares	Value (†)

COMMON STOCKS – continued

Energy Equipment & Services – 1.1%
Hornbeck Offshore Services, Inc.(b)	115,082	$1,753,850
Oceaneering International, Inc.(b)	158,835	5,856,246

		7,610,096

Food & Staples Retailing – 0.9%
Spartan Stores, Inc.	416,992	6,425,847

Food Products – 3.1%
Flowers Foods, Inc.	231,281	5,430,478
J & J Snack Foods Corp.	201,646	6,974,935
J.M.Smucker Co. (The)	98,421	3,668,151
Ralcorp Holdings, Inc.(b)	109,245	5,886,120

		21,959,684

Gas Utilities – 2.5%
ONEOK, Inc.	195,907	4,433,376
UGI Corp.	550,215	12,990,576

		17,423,952

Health Care Equipment & Supplies – 2.0%
Hill-Rom Holdings, Inc.	133,631	1,321,611
Medical Action Industries, Inc.(b)	261,297	2,166,152
Teleflex, Inc.	156,254	6,107,969
West Pharmaceutical Services, Inc.	144,562	4,743,079

		14,338,811

Health Care Providers & Services – 2.3%
Amedisys, Inc.(b)	101,773	2,797,740
CorVel Corp.(b)	140,317	2,837,210
MEDNAX, Inc.(b)	119,792	3,530,270
MWI Veterinary Supply, Inc.(b)	109,983	3,132,316
Skilled Healthcare Group, Inc., Class A(b)	424,170	3,482,435

		15,779,971

Hotels, Restaurants & Leisure – 2.5%
Bob Evans Farms, Inc.	181,897	4,078,131
California Pizza Kitchen, Inc.(b)	251,170	3,285,304
Cracker Barrel Old Country Store, Inc.	123,285	3,530,882
Dover Downs Gaming & Entertainment, Inc.	301,983	927,088
Penn National Gaming, Inc.(b)	232,242	5,608,644

		17,430,049

Household Durables – 0.6%
Leggett & Platt, Inc.	310,132	4,028,615

Household Products – 0.6%
Church & Dwight Co., Inc.	85,136	4,446,653

Insurance – 8.7%
American Physicians Capital, Inc.	109,698	4,488,842
Aspen Insurance Holdings Ltd.	187,545	4,212,261
Fidelity National Financial, Inc., Class A	267,137	5,211,843
Hanover Insurance Group Inc. (The)	134,037	3,862,946
HCC Insurance Holdings, Inc.	334,373	8,422,856
Markel Corp.(b)	6,522	1,851,465
Navigators Group, Inc.(b)	116,894	5,515,059
PartnerRe Ltd.	76,466	4,746,244

14

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)

COMMON STOCKS – continued

Insurance – continued
ProAssurance Corp.(b)	77,083	$3,593,609
Reinsurance Group of America, Inc.	139,456	4,516,980
RLI Corp.	113,569	5,701,164
W.R. Berkley Corp.	216,756	4,887,848
Zenith National Insurance Corp.	139,933	3,373,785

		60,384,902

Internet & Catalog Retail – 0.4%
HSN, Inc.(b)	598,882	3,078,253

Internet Software & Services – 0.2%
United Online, Inc.	291,792	1,301,392

IT Services – 6.0%
Alliance Data Systems Corp.(b)	103,751	3,833,600
Broadridge Financial Solutions, Inc.	570,804	10,622,662
Global Payments, Inc.	124,931	4,173,945
Lender Processing Services, Inc.	262,910	8,047,675
Perot Systems Corp., Class A(b)	465,246	5,992,369
SRA International, Inc., Class A(b)	200,139	2,942,043
Wright Express Corp.(b)	345,664	6,297,998

		41,910,292

Life Sciences Tools & Services – 0.2%
PerkinElmer, Inc.	100,578	1,284,381

Machinery – 2.3%
Altra Holdings, Inc.(b)	310,114	1,203,242
Badger Meter, Inc.	63,477	1,833,851
CLARCOR, Inc.	81,919	2,063,540
John Bean Technologies Corp.	430,098	4,498,825
Middleby Corp. (The)(b)	101,259	3,283,829
Wabtec Corp.	114,115	3,010,354

		15,893,641

Marine – 0.6%
Kirby Corp.(b)	153,324	4,084,551

Media – 3.5%
Alloy, Inc.(b)	244,628	1,027,438
Interactive Data Corp.	387,591	9,635,512
John Wiley & Sons, Inc. Class A	345,554	10,290,598
Scholastic Corp.	211,104	3,181,337

		24,134,885

Metals & Mining – 0.7%
Reliance Steel & Aluminum Co.	180,242	4,745,772

Multi-Utilities & Unregulated Power – 0.6%
NorthWestern Corp.	193,268	4,151,397

Multiline Retail – 1.2%
Dollar Tree, Inc.(b)	187,582	8,356,778

Oil, Gas & Consumable Fuels – 1.6%
Comstock Resources, Inc.(b)	108,339	3,228,502
Mariner Energy, Inc.(b)	214,418	1,661,739

15

	Shares	Value (†)

COMMON STOCKS – continued

Oil, Gas & Consumable Fuels – continued
Newfield Exploration Co.(b)	72,847	$1,653,627
Penn Virginia Corp.	447,071	4,908,840

		11,452,708

Paper & Forest Products – 0.2%
Clearwater Paper Corp.(b)	200,371	1,608,979

Personal Products – 1.1%
Alberto-Culver Co.	329,152	7,442,127

Pharmaceuticals – 2.2%
Endo Pharmaceuticals Holdings, Inc.(b)	217,094	3,838,222
Obagi Medical Products, Inc.(b)	385,567	2,074,351
Perrigo Co.	375,698	9,328,581

		15,241,154

Professional Services – 0.3%
Duff & Phelps Corp., Class A(b)	131,386	2,069,329

Real Estate Management & Development – 0.6%
Forestar Group, Inc.(b)	548,186	4,193,623

REITs – 4.9%
American Campus Communities, Inc.	286,358	4,971,175
Capstead Mortgage Corp.	673,066	7,228,729
Chimera Investment Corp.	484,728	1,628,686
Digital Realty Trust, Inc.	174,840	5,801,191
Health Care REIT, Inc.	229,884	7,032,152
Potlatch Corp.	309,934	7,187,369

		33,849,302

Road & Rail – 0.4%
Genesee & Wyoming, Inc., Class A(b)	128,810	2,737,212

Semiconductors & Semiconductor Equipment – 2.1%
Atmel Corp.(b)	852,355	3,094,049
Cohu, Inc.	230,704	1,661,069
ON Semiconductor Corp.(b)	630,040	2,457,156
Semtech Corp.(b)	191,765	2,560,063
Teradyne, Inc.(b)	693,254	3,036,452
TriQuint Semiconductor, Inc.(b)	783,377	1,934,941

		14,743,730

Software – 2.5%
Informatica Corp.(b)	168,353	2,232,361
Mentor Graphics Corp.(b)	651,777	2,893,890
Progress Software Corp.(b)	156,761	2,721,371
Quest Software, Inc.(b)	227,499	2,884,687
Sybase, Inc.(b)	214,720	6,503,869

		17,236,178

Specialty Retail – 1.8%
Genesco, Inc.(b)	166,373	3,132,804
Jo-Ann Stores, Inc.(b)	200,926	3,283,131
Sally Beauty Holdings, Inc.(b)	1,127,717	6,405,432

		12,821,367

16

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)

COMMON STOCKS – continued

Textiles, Apparel & Luxury Goods – 2.0%
Carter’s, Inc.(b)	388,247	$7,302,926
FGX International Holdings Ltd.(b)	275,446	3,200,683
Fossil, Inc.(b)	202,625	3,181,212

		13,684,821

Thrifts & Mortgage Finance – 1.2%
Beneficial Mutual Bancorp, Inc.(b)	480,075	4,728,739
Westfield Financial, Inc.	407,901	3,589,529

		8,318,268

Water Utilities – 1.2%
American States Water Co.	122,345	4,443,570
Middlesex Water Co.	272,189	3,919,522

		8,363,092

TOTAL COMMON STOCKS
(Identified Cost $862,998,879)		684,957,324

	Principal Amount

SHORT-TERM INVESTMENTS – 1.0%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $7,314,430 on 4/01/2009 collateralized by $7,310,000 Federal National Mortgage Association, 4.500% due 4/29/2013 with a value of $7,465,338 including accrued interest (Note 2g of Notes to Financial Statements) (Identified Cost $7,314,430)	$7,314,430	7,314,430

TOTAL INVESTMENTS – 99.4%
(Identified Cost $870,313,309)(a)		692,271,754
Other assets less liabilities—0.6%		4,028,132

NET ASSETS – 100.0%		$696,299,886

(†) See Note 2a of Notes to Financial Statements.

(a)    Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At March 31, 2009, the net unrealized depreciation on investments based on a cost of $870,169,125 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$27,888,272
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(205,785,643)

Net unrealized depreciation		$(177,897,371)

(b) Non-income producing security.
REITsReal Estate Investment Trusts

17

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Insurance	8.7%
Commercial Banks	7.8
Commercial Services & Supplies	7.2
IT Services	6.0
REITs	4.9
Media	3.5
Food Products	3.1
Electric Utilities	2.7
Communications Equipment	2.6
Hotels, Restaurants & Leisure	2.5
Gas Utilities	2.5
Software	2.5
Machinery	2.3
Health Care Providers & Services	2.3
Pharmaceuticals	2.2
Capital Markets	2.1
Semiconductors & Semiconductor Equipment	2.1
Health Care Equipment & Supplies	2.0
Textiles, Apparel & Luxury Goods	2.0
Other Investments, less than 2% each	29.4
Short-Term Investments	1.0

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

18

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund

Assets
Investments at cost	$90,143,851	$870,313,309
Net unrealized depreciation	(10,522,003)	(178,041,555)

Investments at value	79,621,848	692,271,754
Receivable for Fund shares sold	150,040	1,373,658
Receivable for securities sold	2,153,110	6,768,115
Dividends receivable	24,834	963,531
Receivable from investment adviser (Note 5)	7,872	87,708

Total Assets	81,957,704	701,464,766

Liabilities
Payable for securities purchased	1,634,556	4,128,013
Payable for Fund shares redeemed	354,212	378,097
Management fees payable (Note 5)	48,874	414,699
Administrative fees payable (Note 5)	2,701	22,761
Deferred Trustees’ fees (Note 5)	39,462	99,504
Service and distribution fees payable (Note 5)	331	2,615
Other accounts payable and accrued expenses	44,932	119,191

Total Liabilities	2,125,068	5,164,880

Net Assets	$79,832,636	$696,299,886

Net Assets consist of:
Paid-in capital	$329,214,858	$1,074,657,076
Accumulated net investment (loss)/Undistributed net investment income	(331,381)	599,727
Accumulated net realized loss on investments	(238,528,838)	(200,915,362)
Net unrealized depreciation on investments	(10,522,003)	(178,041,555)

Net Assets	$79,832,636	$696,299,886

Net Asset Value and Offering Price
Institutional Class
Net assets	$31,364,377	$359,476,601

Shares of beneficial interest	3,586,171	24,299,604

Net asset value, offering and redemption price per share	$8.75	$14.79

Retail Class
Net assets	$48,468,259	$283,656,602

Shares of beneficial interest	5,714,722	19,332,325

Net asset value, offering and redemption price per share	$8.48	$14.67

Admin Class
Net assets	$—	$53,166,683

Shares of beneficial interest	—	3,682,521

Net asset value, offering and redemption price per share	$—	$14.44

See accompanying notes to financial statements.

19

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund

Investment Income
Dividends	$205,733	$6,273,797
Interest	2,360	21,622
Securities lending income (Note 2)	7,998	49,006

	216,091	6,344,425

Expenses
Management fees (Note 5)	329,014	2,824,151
Distribution fees—Retail Class (Note 5)	68,684	394,212
Service and distribution fees—Admin Class (Note 5)	—	137,046
Trustees’ fees and expenses (Note 5)	5,627	12,412
Administrative fees (Note 5)	22,403	192,274
Custodian fees and expenses	11,376	21,047
Transfer agent fees and expenses—Institutional Class (Note 5)	9,124	203,740
Transfer agent fees and expenses—Retail Class (Note 5)	63,218	390,485
Transfer agent fees and expenses—Admin Class (Note 5)	—	132,941
Audit and tax services fees	19,496	23,724
Registration fees	31,081	56,137
Shareholder reporting expenses	11,427	98,874
Legal fees	1,780	15,692
Miscellaneous expenses (Note 5)	(2,824)	5,877

Total expenses	570,406	4,508,612
Less fee reduction and/or expense reimbursement (Note 5)	(63,037)	(588,374)

Net expenses	507,369	3,920,238

Net investment income (loss)	(291,278)	2,424,187

Net Realized and Unrealized Loss on Investments
Net Realized Loss	(33,540,315)	(150,978,022)
Net Change in Unrealized Appreciation (Depreciation)	(7,981,921)	(203,880,583)

Net realized and unrealized loss on investments	(41,522,236)	(354,858,605)

Net Decrease in Net Assets Resulting from Operations	$(41,813,514)	$(352,434,418)

See accompanying notes to financial statements.

20

STATEMENTS OF CHANGES IN NET ASSETS

Small Cap Growth Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment loss	$(291,278)	$(584,280)
Net realized loss on investments	(33,540,315)	(6,171,517)
Net change in unrealized appreciation (depreciation) on investments	(7,981,921)	(10,322,096)

Net decrease in net assets resulting from operations	(41,813,514)	(17,077,893)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	—	—
Retail Class	—	—
Capital Gains:
Institutional Class	—	—
Retail Class	—	—

Total distributions	—	—

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 9)	(2,790,950)	92,473,941

Redemption Fees
Institutional Class	—	11,629
Retail Class	—	17,229

Total Redemption Fees	—	28,858

Total increase (decrease) in net assets	(44,604,464)	75,424,906
Net Assets
Beginning of period	124,437,100	49,012,194

End of period	$79,832,636	$124,437,100

Accumulated Net Investment Loss	$(331,381)	$(40,103)

Small Cap Value Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$2,424,187	$3,447,311
Net realized loss on investments	(150,978,022)	(37,271,375)
Net change in unrealized appreciation (depreciation) on investments	(203,880,583)	(141,209,963)

Net decrease in net assets resulting from operations	(352,434,418)	(175,034,027)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(2,585,541)	(1,132,960)
Retail Class	(1,071,277)	—
Admin Class	(9,660)	—
Capital Gains:
Institutional Class	(167,987)	(51,944,175)
Retail Class	(141,335)	(47,065,282)
Admin Class	(24,687)	(8,031,853)

Total distributions	(4,000,487)	(108,174,270)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 9)	(42,940,893)	302,201,210

Redemption Fees
Institutional Class	13,620	20,568
Retail Class	11,287	18,348
Admin Class	1,950	3,084

Total Redemption Fees	26,857	42,000

Total increase (decrease) in net assets	(399,348,941)	19,034,913
Net Assets
Beginning of period	1,095,648,827	1,076,613,914

End of period	$696,299,886	$1,095,648,827

Undistributed Net Investment Income	$599,727	$1,842,018

See accompanying notes to financial statements.

21

THIS PAGE INTENTIONALLY LEFT BLANK

22

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss)(a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income(b)	Distributions from net realized capital gains	Total distributions
Small Cap Growth Fund

Institutional Class
3/31/2009(g)	$13.07	$(0.02)		$(4.30)	$(4.32)	$—	$—	$—
9/30/2008	15.87	(0.07)		(2.73)	(2.80)	—	—	—
9/30/2007	12.00	(0.06	)(f)	3.93	3.87	—	—	—
9/30/2006	11.08	(0.08)		0.99	0.91	—	—	—
9/30/2005	8.96	(0.08)		2.20	2.12	—	—	—
9/30/2004	8.59	(0.09)		0.46	0.37	—	—	—

Retail Class
3/31/2009(g)	12.69	(0.03)		(4.18)	(4.21)	—	—	—
9/30/2008	15.45	(0.10)		(2.66)	(2.76)	—	—	—
9/30/2007	11.71	(0.09	)(f)	3.83	3.74	—	—	—
9/30/2006	10.84	(0.11)		0.97	0.86	—	—	—
9/30/2005	8.78	(0.11)		2.17	2.06	—	—	—
9/30/2004	8.45	(0.11)		0.44	0.33	—	—	—

Small Cap Value Fund

Institutional Class
3/31/2009(g)	$22.01	$0.06		$(7.17)	$(7.11)	$(0.10)	$(0.01)	$(0.11)
9/30/2008	28.77	0.11	(h)	(4.03)	(3.92)	(0.06)	(2.78)	(2.84)
9/30/2007	27.69	0.12	(f)(i)	4.29	4.41	(0.17)	(3.16)	(3.33)
9/30/2006	27.43	0.13		2.70	2.83	(0.15)	(2.42)	(2.57)
9/30/2005	25.75	0.13		4.22	4.35	(0.02)	(2.65)	(2.67)
9/30/2004	21.34	0.04		4.97	5.01	(0.05)	(0.55)	(0.60)

Retail Class
3/31/2009(g)	21.79	0.04		(7.10)	(7.06)	(0.05)	(0.01)	(0.06)
9/30/2008	28.52	0.05	(h)	(4.00)	(3.95)	—	(2.78)	(2.78)
9/30/2007	27.46	0.04	(f)(i)	4.28	4.32	(0.10)	(3.16)	(3.26)
9/30/2006	27.23	0.06		2.67	2.73	(0.08)	(2.42)	(2.50)
9/30/2005	25.62	0.06		4.20	4.26	—	(2.65)	(2.65)
9/30/2004	21.25	(0.02)		4.95	4.93	(0.01)	(0.55)	(0.56)

Admin Class
3/31/2009(g)	21.40	0.02		(6.97)	(6.95)	(0.00)	(0.01)	(0.01)
9/30/2008	28.13	(0.01	)(h)	(3.94)	(3.95)	—	(2.78)	(2.78)
9/30/2007	27.14	(0.03	)(f)(i)	4.22	4.19	(0.04)	(3.16)	(3.20)
9/30/2006	26.94	(0.01)		2.65	2.64	(0.02)	(2.42)	(2.44)
9/30/2005	25.43	(0.00)		4.16	4.16	—	(2.65)	(2.65)
9/30/2004	21.13	(0.08)		4.93	4.85	—	(0.55)	(0.55)

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(b) Amount rounds to less than $0.01 per share, if applicable.

(c) Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

(d) The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(e) Computed on an annualized basis for periods less than one year, if applicable.

(f) Includes a non-recurring payment of $0.01 per share and $0.00 per share for Small Cap Growth Fund and Small Cap Value Fund, respectively.

(g) For the six months ended March 31, 2009 (Unaudited).

(h) Includes a non-recurring dividend of $0.02 per share.

(i) Includes a non-recurring dividend of $0.05 per share.

(j) Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

23

				Ratios to Average Net Assets:
Redemption fees(b)	Net asset value, end of the period	Total return (%)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)		Gross expenses (%)(e)		Net investment income (loss) (%)(e)	Portfolio turnover rate (%)

$—	$8.75	(33.1)	$31,364	1.00		1.03		(0.51)	57
0.00	13.07	(17.6)	44,540	1.00		1.01		(0.47)	92
0.00	15.87	32.3	28,088	1.00		1.23		(0.47)	83
0.01	12.00	8.3	20,414	1.00		1.38		(0.69)	100
0.00	11.08	23.7	15,785	1.00		1.70		(0.85)	227
0.00	8.96	4.3	15,867	1.00		1.31		(0.95)	217

—	8.48	(33.2)	48,468	1.25		1.46		(0.76)	57
0.00	12.69	(17.9)	79,897	1.25		1.42		(0.70)	92
0.00	15.45	31.9	20,924	1.25		1.50		(0.66)	83
0.01	11.71	8.0	2,981	1.25		1.92		(0.94)	100
0.00	10.84	23.5	3,592	1.25		1.87		(1.14)	227
0.00	8.78	3.9	14,589	1.25		1.52		(1.19)	217

$0.00	$14.79	(32.3)	$359,477	0.90		0.97		0.79	28
0.00	22.01	(15.0)	553,268	0.89		0.89		0.47	61
0.00	28.77	17.0	534,776	0.89		0.89		0.43	57
0.00	27.69	11.2	442,714	0.89	(j)	0.89	(j)	0.47	62
0.00	27.43	18.0	403,110	0.90		0.93		0.48	59
0.00	25.75	23.8	346,356	0.90		0.93		0.16	70

0.00	14.67	(32.4)	283,657	1.15		1.36		0.53	28
0.00	21.79	(15.2)	464,525	1.15		1.27		0.21	61
0.00	28.52	16.7	465,055	1.15		1.24		0.15	57
0.00	27.46	10.9	291,690	1.15		1.20		0.21	62
0.00	27.23	17.7	235,948	1.15		1.20		0.24	59
0.00	25.62	23.5	173,411	1.15		1.18		(0.08)	70

0.00	14.44	(32.5)	53,167	1.40		1.85		0.30	28
0.00	21.40	(15.4)	77,855	1.40		1.68		(0.04)	61
0.00	28.13	16.4	76,783	1.40		1.56		(0.10)	57
0.00	27.14	10.6	64,367	1.40		1.46		(0.04)	62
0.00	26.94	17.4	67,505	1.40		1.43		(0.01)	59
0.00	25.43	23.3	62,680	1.40		1.43		(0.33)	70

See accompanying notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trusts in multiple series. Information presented in these financial statements pertains to certain equity funds of the Trusts; the financial statements for the remaining equity funds and the fixed income funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund offers Institutional Class Shares and Retail Class Shares. In addition, Small Cap Value Fund offers Admin Class Shares.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Valuation. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income

25

is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d.  Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts. Contracts generally are used to acquire exposure to foreign currencies and may also be used for hedging purposes. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2009, there were no open forward foreign currency contracts.

e.  Federal and Foreign Income Taxes. Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Funds’ tax positions taken on federal and state tax returns that remain subject to examination (tax years ended September 30, 2005-2008) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also

26

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable, and are reflected as foreign taxes payable on the Statements of Assets and Liabilities.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as distributions from REITs, foreign currency transactions and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to securities lending collateral gain/loss adjustment, deferred Trustees’ fees, REIT basis adjustments and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2008 was as follows:

	2008 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$—	$—
Small Cap Value Fund	16,873,484	91,300,786	108,174,270

Differences between these amounts and those reported in the Statements of Changes in Net Assets, if any, are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2008, capital loss carryforwards and post-October losses were as follows:

Capital loss carryforward:	Small Cap Growth Fund	Small Cap Value Fund
Expires September 30, 2010	$(138,314,515)	$—
Expires September 30, 2011	(59,283,040)	—

Total capital loss carryforward	$(197,597,555)	$—

Deferred net capital losses (post-October 2007)	$(7,364,469)	$(47,743,728)

g.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

As of March 31, 2009, there were no securities on loan.

27

i.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements. The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

Small Cap Growth Fund

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$79,621,848
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$79,621,848

Small Cap Value Fund

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$692,271,754
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$692,271,754

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2009, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$50,712,748	$53,755,781
Small Cap Value Fund	218,290,842	249,613,897

28

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to reduce management fees and/or reimburse certain expenses associated with the Funds to limit their operating expenses, exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2010 and will be reevaluated on an annual basis. For the six months ended March 31, 2009, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	1.00%	1.25%	—
Small Cap Value Fund	0.90%	1.15%	1.40%

For the six months ended March 31, 2009, the management fees for each Fund were as follows:

Fund	Management Fee
Small Cap Growth Fund	$329,014
Small Cap Value Fund	2,824,151

For the six months ended March 31, 2009, class specific expenses have been reimbursed as follows:

Fund	Reimbursement
Small Cap Growth Fund	$63,037
Small Cap Value Fund	588,374

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced. The amounts subject to possible recovery under the expense limitation agreements at March 31, 2009 were as follows:

	Expenses Subject to Possible Recovery Until September 30, 2009
Fund	Institutional Class	Retail Class	Admin Class	Total
Small Cap Growth Fund	$2,492	$92,689	$—	$95,181
Small Cap Value Fund	—	546,480	220,966	767,446

	Expenses Subject to Possible Recovery Until September 30, 2010
Fund	Institutional Class	Retail Class	Admin Class	Total
Small Cap Growth Fund	$5,718	$57,319	$—	$63,037
Small Cap Value Fund	133,834	331,457	123,083	588,374

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

29

b.  Administrative Fees. Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors.

For the six months ended March 31, 2009, each Fund paid the following for administrative fees to Natixis Advisors:

Fund	Administrative Fees
Small Cap Growth Fund	$22,403
Small Cap Value Fund	192,274

c.  Service and Distribution Fees. Natixis Distributors, L.P. (“Natixis Distributors”), a wholly owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of each Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Small Cap Growth Fund and the Small Cap Value Fund have adopted a Distribution Plan relating to their Retail Class shares (the “Retail Class Plans”) and the Small Cap Value Fund has adopted a separate Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the respective Retail Class and Admin Class Plans, each Fund pays Natixis Distributors a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class and Admin Class Shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Small Cap Value Fund may pay an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares, to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

For the six months ended March 31, 2009, the Funds paid the following service and distribution fees:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$68,684	$—
Small Cap Value Fund	68,523	394,212	68,523

d.  Sub-Transfer Agent Fees. Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Funds if the shares of those customers were registered directly with the Funds’ transfer agent. Accordingly, the Funds agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally is a percentage of the value of shares held) not exceeding what the Funds would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Funds which are included in the transfer agent fees and expenses in the Statements of Operations.

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$8,531	$26,518	$—
Small Cap Value Fund	163,381	352,268	130,763

30

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

e.  Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2009, net depreciation in the value of participants’ deferral accounts has been included in Miscellaneous expenses in the Statements of Operations, as follows:

Fund	Amount
Small Cap Growth Fund	$8,037
Small Cap Value Fund	14,867

f.  Redemption Fees. Shareholders of Small Cap Growth Fund and Small Cap Value Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, any class of shares of such Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder’s redemption or exchange proceeds and is paid to the Fund.

The “first-in, first-out” method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented in the Statements of Changes in Net Assets.

On March 27, 2009, the Trustees approved the elimination of redemption fees on Small Cap Growth Fund and Small Cap Value Fund effective June 1, 2009.

6.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 11, 2009, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

31

For the six months ended March 31, 2009, the Funds had no borrowings under these agreements.

7.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains in the Statements of Operations. For the six months ended March 31, 2009, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$9,340
Small Cap Value Fund	38,679

8.  Shareholders. At March 31, 2009, the Loomis Sayles Funded Pension Plan and the Loomis Sayles Employees’ Profit Sharing Retirement Plan held Institutional Class shares of beneficial interest in the Funds as follows:

Fund	Pension Plan	Profit Sharing Retirement Plan
Small Cap Growth Fund	368,786	367,113
Small Cap Value Fund	362,408	751,956

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,189,564	$11,077,773	2,094,507	$30,602,699
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(1,011,198)	(9,103,938)	(456,742)	(6,441,388)

Net change	178,366	$1,973,835	1,637,765	$24,161,311

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,004,037	$9,188,291	6,898,095	$94,809,730
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(1,585,593)	(13,953,076)	(1,956,386)	(26,497,100)

Net change	(581,556)	$(4,764,785)	4,941,709	$68,312,630

Increase (decrease) from capital share transactions	(403,190)	$(2,790,950)	6,579,474	$92,473,941

	Small Cap Value Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,539,102	$41,335,220	9,681,674	$228,728,526
Issued in connection with the reinvestment of distributions	156,833	2,488,947	1,942,239	49,352,283
Redeemed	(3,528,623)	(57,105,563)	(5,076,716)	(120,789,687)

Net change	(832,688)	$(13,281,396)	6,547,197	$157,291,122

32

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

	Small Cap Value Fund — continued

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,749,459	$47,397,068	10,268,147	$242,357,595
Issued in connection with the reinvestment of distributions	76,628	1,206,896	1,850,508	46,632,804
Redeemed	(4,812,609)	(78,633,739)	(7,108,230)	(166,486,060)

Net change	(1,986,522)	$(30,029,775)	5,010,425	$122,504,339

Admin Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	901,058	$13,680,755	2,168,929	$51,105,918
Issued in connection with the reinvestment of distributions	1,691	26,231	271,955	6,747,215
Redeemed	(858,256)	(13,336,708)	(1,532,487)	(35,447,384)

Net change	44,493	$370,278	908,397	$22,405,749

Increase (decrease) from capital share transactions	(2,774,717)	$(42,940,893)	12,466,019	$302,201,210

33

Loomis Sayles Bond Fund

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Fixed Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

SEMIANNUAL REPORT

MARCH 31, 2009 (Unaudited)

FUND AND MANAGER REVIEW

Loomis Sayles Bond Fund

Daniel Fuss, CFA, CIC Manager since May 1991	Matthew Eagan, CFA Associate Manager since February 2007
Kathleen Gaffney, CFA Manager since October 1997	Elaine Stokes Associate Manager since February 2007

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund underperformed its Benchmark, Barclays Capital US Government/Credit Index, primarily due to its exposure to high yield and non-US-dollar debt.

Security selection was the foremost driver of underperformance, primarily among high yield and investment grade industrial credits. In particular, the global recession and increasing liquidity fears drove losses on highly levered names, including telecommunication and health care, along with specific names in autos. In the investment grade utilities segment, our overweight allocation, coupled with liquidity issues and the seasonal nature of revenues, led to lagging results. High yield convertible bonds also declined sharply, but a rally in the first quarter of 2009 helped mitigate our losses.

As the global recession continued, the US dollar gained on its peers, as investors sought protection from currencies impacted by faltering commodity prices. Our foreign exposure, primarily in Canada, Indonesia, Mexico, New Zealand and Brazil, weighed heavily on portfolio returns. Despite a positive shift in the market during the first quarter of 2009, losses from the closing quarter of 2008 were too large to be offset.

Risk aversion and a massive flight to quality inflated US Treasury prices and yields sank to historic lows. As a result, our underweight allocations to US Treasury and agency securities also contributed to the Fund’s underperformance for the period.

On a positive note, we maintained a longer-than-Benchmark duration during the period, primarily in investment grade corporate bonds and government agency securities. As yields on US Treasury securities declined amid the massive flight to quality, the Fund’s relatively long term positioning enabled it to capitalize on rising prices. In addition, our exposure to financial credits benefited from the introduction of several US Treasury department lending programs. In particular, our non-investment-grade positioning gained ground early in the period, primarily due to the credit arm of a major US automaker that received access to federal funding.

OUTLOOK

We believe high yield issues will continue to be volatile, as defaults continue to increase over the course of the year. We remain underweight in the CCC-rated portion of the market, as we believe most defaults will come from this space. We believe investment grade credit continues to offer strong relative value, as spreads remain at relatively wide levels. As the markets grow more convinced the global recovery has taken hold, we eventually expect to see

FUND FACTS

Symbol | Institutional: LSBDX;

Retail: LSBRX; Admin: LBFAX

Objective | High total investment return through a combination of current income and capital appreciation

Strategy | Invests primarily in investment-grade fixed-income securities, although it may invest up to 35% of assets in lower rated fixed-income securities and up to 20% of its assets in preferred stocks. The Fund may invest any portion of its assets in Canadian securities and up to 20% of assets in other foreign securities, including emerging markets securities.

Fund Inception Date | 5/16/91

Class Inception Date Institutional: 5/16/91; Retail: 12/31/96; Admin: 1/2/98

Total Net Assets | $13,130.4 million

more demand for riskier assets, such as high yield and investment grade bonds, as well as commodity currencies.

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Fund Inception(a)
Loomis Sayles Bond: Institutional
-8.99%	-20.48%	1.37%	5.65%	8.77%
Loomis Sayles Bond: Retail(c)
-9.07	-20.70	1.10	5.38	8.50
Loomis Sayles Bond: Admin(c)
-9.12	-20.87	0.84	5.12	8.03
Barclays Capital US Government/Credit Index(d)
5.06	1.78	3.74	5.64	6.80
Lipper BBB-Rated Funds Index(d)
-3.01	-10.65	0.79	3.72	5.79

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.64%	Retail: 0.94%	Admin: 1.24%
Net expense ratio (after reductions and reimbursements)*
Institutional: 0.64%	Retail: 0.94%	Admin: 1.20%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE(e)

Inception to March 31, 2009(b)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Inception dates of the Institutional, Retail and Admin Classes of shares are May 16, 1991, December 31, 1996 and January 2, 1998, respectively. (b) The mountain chart is based on the initial minimum investment of $100,000 for the Institutional Class. (c) Performance shown for periods prior to the inception date of the Retail Class and the Admin Class represents the performance of the Institutional Class during the periods shown, adjusted to reflect the current levels of 12b-1 fees payable by the respective classes of shares. (d) See page 15 for a description of the indices. Index performance data is not available coincident with the Fund’s inception date; the beginning value of the index is the value as of the month end closest to the Fund’s inception date. (e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes would be lower, due to higher fees.

WHAT YOU SHOULD KNOW

The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Fund shares should be viewed as a long-term investment. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

FUND AND MANAGER REVIEW

Loomis Sayles Fixed Income Fund

Daniel Fuss, CFA, CIC Manager since January 1995	Matthew Eagan, CFA Associate Manager since February 2007
Kathleen Gaffney, CFA Associate Manager since February 2007	Elaine Stokes Associate Manager since February 2007

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund underperformed its Benchmark, Barclays Capital US Government/Credit Index, primarily due to specific security selection, duration positioning in investment grade industrials and preferred securities and sector allocation.

Exceptional market volatility spurred a flight to quality in the fourth quarter of 2008, which impaired access to capital for many businesses, particularly those with direct ties to the US consumer. Our high yield industrial bonds fell victim to this crisis of confidence. In addition, our underweight in US Treasurys, which benefited during the flight to quality, also weighed on returns in the first quarter of 2009.

The increasingly grim global economic outlook sent most major currencies lower versus the US dollar, which led to lagging results for our foreign currency holdings. In particular, falling prices in the commodities market, stemming from depressed global demand, had a substantial impact on several currencies, including the Brazilian real, New Zealand dollar and Canadian dollar. The Indonesian rupiah and the Icelandic krona also lagged, as instability in the US financial markets gripped foreign institutions. Our allocation to convertible securities put additional downward pressure on returns. Much of this underperformance was due to the Fund’s exposure to several firms that declared bankruptcy or were severely distressed during the period, including Nortel, Epix and Ford Motor Co.

For most of the period, we maintained a longer-than-Benchmark duration strategy, concentrated largely in long term, investment grade industrials and preferred securities. This positioning detracted modestly from performance as the yield curve steepened.

From a sector perspective, our investment grade industrials made the greatest contribution to relative performance, led by strong results from individual companies in the telecommunication industry. The Fund’s allocation to high yield financials also fared well, following the successful conversion of GMAC into a bank holding company.

OUTLOOK

We believe high yield issues will continue to be volatile, as defaults continue to increase over the course of the year. We remain underweight in the CCC-rated portion of the market, as we believe most defaults will come from this space. We believe investment grade credit continues to offer strong relative value, as spreads remain at relatively wide levels. As the markets grow more convinced the global recovery has taken hold, we eventually expect to see

FUND FACTS

Symbol | LSFIX

Objective | High total investment return through a combination of current income and capital appreciation

Strategy | Invests primarily in fixed-income securities, may invest up to 35% of its assets in lower-rated fixed-income securities and up to 20% of its assets in preferred stocks. The Fund may invest any portion of its assets in Canadian securities and up to 20% of assets in other foreign securities, including emerging markets securities.

Fund Inception Date | 1/17/95

Fund Registration Date | 3/7/97

Total Net Assets | $596.6 million

more demand for riskier assets, such as high yield and investment grade bonds, as well as commodity currencies.

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Registration(a)	Since Fund Inception(a)
Loomis Sayles Fixed Income: Institutional
-7.52%	-16.34%	2.69%	6.39%	6.78%	8.41%
Barclays Capital US Government/Credit Index(b)
5.06	1.78	3.74	5.64	6.11	6.60
Lipper BBB-Rated Funds Index(b)
-3.01	-10.65	0.79	3.72	4.31	5.27

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.58%
Net expense ratio (after reductions and reimbursements)*
Institutional: 0.58%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Registration to March 31, 2009(c)

Inception to March 31, 2009(c)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 (“Registration”). Performance from inception is also provided for the convenience of our long-term shareholders. Since index performance data is not available coincident with the Fund’s inception and registration dates, comparative performance is presented from the month end closest to the Fund’s inception and registration dates. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund’s minimum initial investment of $3,000,000.

WHAT YOU SHOULD KNOW

The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Fund shares should be viewed as a long-term investment. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

FUND AND MANAGER REVIEW

Loomis Sayles Global Bond Fund
Ken Buntrock, CFA, CIC

Manager since September 2000

David Rolley, CFA

Manager since September 2000

Lynda Schweitzer, CFA

Manager since February 2007

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund underperformed its Benchmark, Barclays Capital Global Aggregate Bond Index, primarily due to its overweight positions in US and European corporate bonds.

Most of the Fund’s underperformance occurred during the first three months of the fiscal period, as the credit crisis deepened and investors’ flight to safety accelerated. The global recession, illiquid capital markets, and depleted investor confidence caused corporate spreads to widen to record levels during the period. The Fund’s worst performing individual issues included banks, brokers and finance companies, which struggled as concern about the global banking system weighed on investors. In addition, our out-of-Benchmark position in the Iceland krona dampened returns, as the extraordinary collapse of that nation’s banking system led to large losses in the value of its currency.

In December and January the Fund benefitted from corporate spread tightening. Positive fund flows and a healthy supply of new issues, combined with widespread sentiment that corporate credit could offer value, encouraged investors. In addition, interest rates fell in most markets, and the Fund’s long duration in credit securities helped performance.

Our underweight positions in the euro and Canadian dollar led to positive performance results. Concerns surrounding the European banking sector and its exposure to Eastern Europe caused the euro to weaken, while weaker economic data, falling commodity prices, and the spillover from deteriorating US fundamentals undermined support for the Canadian dollar. In the first quarter of 2009, we added to the Fund’s position in the Norwegian krona, which rallied against the greenback as commodity prices stabilized.

OUTLOOK

We have positioned the portfolio for a global recovery that we see ahead in the months to come, with relatively few US Treasurys, an underweight in the Japanese yen, and overweight positions in high-grade and high yield credit.

Given the market’s buying enthusiasm this spring, we are inclined to look for a slight pullback from the recent optimism. If this occurs, we will take advantage of any attractive re-pricing to add to “recovery” positions. Specifically, we plan to increase the Fund’s position in currencies tied to commodity prices, emerging market securities, and high yield bonds.

FUND FACTS

Symbol | Institutional: LSGBX;

Retail: LSGLX

Objective | High total investment return through a combination of high current income and capital appreciation

Strategy | Invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of assets in lower-rated fixed-income securities.

Fund Inception Date | 5/10/91

Class Inception Date Institutional: 5/10/91; Retail: 12/31/96

Total Net Assets | $1,436.7 million

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Inception(a)
Loomis Sayles Global Bond: Institutional
-4.72%	-14.52%	1.48%	5.32%	7.20%
Loomis Sayles Global Bond: Retail(b)
-4.91	-14.81	1.18	5.04	7.01
Barclays Capital Global Aggregate Bond Index(c)
1.83	-4.93	3.90	5.22	6.72
Lipper Global Income Funds Index(c)
-3.99	-11.41	1.74	4.03	5.35

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.64%	Retail: 1.00%
Net expense ratio (after reductions and reimbursements)*
Institutional: 0.64%	Retail: 1.00%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE(d)

Inception to March 31, 2009(e)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Since index performance data is not available coincident with the Fund’s inception date, the beginning value of the index is the value as of the month end closest to the Fund’s inception date. (b) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) represents the performance of the Institutional Class during the periods shown, adjusted to reflect the current levels of 12b-1 fees payable by the respective Classes of shares. (c) See page 15 for a description of the indices. (d) Cumulative performance is shown for the Institutional Class. Performance of the Retail Class would be lower due to higher fees. (e) The mountain chart is based on the Institutional Class minimum initial investment of $100,000.

WHAT YOU SHOULD KNOW

The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Fund shares should be viewed as a long-term investment. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

FUND AND MANAGER REVIEW

Loomis Sayles Inflation Protected Securities Fund

John Hyll

Manager since January 2003

Cliff Rowe, CFA

Manager since January 2003

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund lagged its Benchmark, Barclays Capital US TIPS Index, primarily as a result of security selection. During the period, the real yield on ten-year TIPS (Treasury Inflation-Protected Securities) decreased to 1.43% at March 31, 2009, from 2.25% on September 30, 2008. The yield on five-year TIPS slid to 0.9% at the end of March 2009.

Although the nominal US Treasury curve continued to steepen amidst the accelerating credit crisis and significant Federal Reserve rate cuts, the TIPS curve flattened during much of the period. Investors quickly replaced their inflation fears with fears of deflation, as commodities retreated from their third-quarter peaks. Our longer-than-Benchmark duration strategy helped buoy returns as the TIPS curve flattened.

TIPS, which comprised 85% of the Fund, were battered during much of the period, as deflation fears and gloomy economic news prompted investors to flee to the relative safety of nominal Treasuries. Inflation concerns reappeared late in the first quarter of 2009, due to a spike in oil prices and a rapidly ballooning Federal Reserve balance sheet. These concerns provided a measure of relief for TIPS, but the sector still ended the period lagging nominal Treasurys.

Out-of-Benchmark positions accounted for the bulk of the Fund’s relative underperformance. Exceptional market volatility spurred a flight to quality in the first half of the period. This led to impaired access to capital for much of the credit market, particularly firms with direct ties to the domestic consumer. The Fund’s industrial holdings, particularly in the high yield sector, fell victim to this crisis of confidence. The market’s appetite for risk tentatively re-emerged late in the first quarter of 2009, but the resulting rally was not sufficient to offset earlier losses.

In addition, the increasingly grim global economic outlook sent most major currencies lower versus the US dollar. In this environment, our non-US-dollar holdings, including those denominated in the Mexican peso and Singapore dollar, detracted from performance.

OUTLOOK

Although our near-term outlook for inflation remains relatively tame, the longer term outlook suggests inflation may soar due to the considerable amount of government stimulus in the system and the massive expansion of the Federal Reserve’s balance sheet. In this environment, we believe TIPS continue to offer good value.

Investment grade credit spreads appear ample relative to the credit problems we see ahead in coming quarters and in light of likely improvements in market liquidity. We are less enthusiastic about high yield, though, due to the potential for rising defaults this year and next.

FUND FACTS

Symbol | LSGSX

Objective | High total investment return through a combination of current income and capital appreciation

Strategy | Invests primarily in inflation-protected securities with emphasis on debt securities issued by the US Treasury

Fund Inception Date | 5/20/91

Total Net Assets | $13.3 million

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Inception(a)
Loomis Sayles Inflation Protected Securities: Institutional
0.80%	-4.77%	2.67%	5.19%	7.08%
Barclays Capital US TIPS Index(b)
1.84	-2.04	4.15	7.32	N/A
Lipper Treasury Inflation Protected Securities Funds Index(b)
0.06	-4.92	3.22	N/A	N/A

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.95%
Net expense ratio (after reductions and reimbursements)*
Institutional: 0.40%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Inception to March 31, 2009(c)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

For illustrative purposes, the chart above reflects the growth of a hypothetical investment of $100,000 in the Fund, since its inception. The chart above also reflects the growth of a hypothetical investment in the former primary benchmark of the Fund, the Barclays Capital US Government Bond Index (the “Former Benchmark”), compared to the performance of the Fund from the Fund’s inception date through December 31, 2004. On December 15, 2004, in connection with a change of the Fund’s investment objective, the Fund changed its primary benchmark to the Barclays Capital US TIPS Index (the “New Benchmark”). Since index performance data is not available coincident with the date of the Fund’s strategy change, comparative data for the Fund’s New Benchmark begins on December 31, 2004. The chart above reflects the growth of a hypothetical investment in the New Benchmark, compared to the performance of the Fund, from December 31, 2004, through March 31, 2009. The chart above also compares the performance of the Fund to the Lipper Treasury Inflation Protected Securities Funds Index from December 31, 2004 through March 31, 2009. The performance of the New Benchmark and of the Lipper Treasury Inflation Protected Securities Funds Index was linked to the performance of the Former Benchmark as of December 31, 2004.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Since index performance data is not available coincident with the Fund’s inception date, comparative performance is presented from the month end closest to the Fund’s inception date. (b) See page 15 for a description of the indices. Return data is not available for the Barclays Capital US TIPS Index prior to March 1, 1997. Similarly, return data is not available for the Lipper Treasury Inflation Protected Securities Funds Index prior to July 1, 2003. (c) The mountain chart is based on the Fund’s minimum initial investment of $100,000.

WHAT YOU SHOULD KNOW

Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

Effective December 15, 2004, the Fund’s name and investment strategy changed. The Fund’s strategy emphasizes inflation-protected debt securities issued by the US Treasury (TIPS). The principal value of the types of securities are periodically adjusted according to the rate of inflation and repayment of the original bonds is guaranteed by the US government.

FUND AND MANAGER REVIEW

Loomis Sayles Institutional High Income Fund

Daniel Fuss, CFA, CIC Manager since June 1996	Matthew Eagan, CFA Associate Manager since February 2007
Kathleen Gaffney, CFA Associate Manager since February 2007	Elaine Stokes Associate Manager since February 2007

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund performed in line with its Benchmark, Barclays Capital High Yield Index, during a period when the acceleration of the credit crisis and uptick in defaults continued to assault the high yield market.

The lack of liquidity and an absence of dealers significantly affected valuations across the credit spectrum. Fears of a systemic meltdown drove dramatic volatility in the high yield market, as the credit crisis sent investors running for less risky assets. High yield bonds and highly leveraged loans did not perform well in this environment and significantly detracted from the Fund’s returns. Lower quality credits in the industrials and utilities sectors were particularly hard hit, as balance sheets were constrained and defaults increased. Furthermore, rising unemployment and economic weakness weighed on lower quality bonds in the consumer sectors.

However, the Fund’s high quality corporate bonds provided a source of relative returns in this environment. In particular, the US government’s injection of capital into the banking system, through a variety of programs and extraordinary measures, alleviated our concerns of financial collapse, and we subsequently increased exposure to higher quality banking issues. This strategy was effective, as our out-of-Benchmark allocation to investment grade financial companies boosted relative returns due to the rebound in this sector.

Government programs, such as the recent expansion of the TALF (Term Asset-Backed Securities Loan Facility) and the announcement of PPIP (Public-Private Investment Program) were significantly supportive of the CMBS (commercial mortgage-backed securities) market. Our small addition of super senior CMBS with AAA ratings boosted absolute and relative returns.

OUTLOOK

We believe high yield issues will continue to be volatile, as defaults continue to increase over the course of the year. We remain underweight in the CCC-rated portion of the market, as we believe most defaults will come from this space. We believe investment grade credit continues to offer strong relative value, as spreads remain at relatively wide levels. As the markets grow more convinced the global recovery has taken hold, we eventually expect to see more demand for riskier assets, such as high yield and investment grade bonds, as well as commodity currencies.

FUND FACTS

Symbol | LSHIX

Objective | High total investment return through a combination of current income and capital appreciation

Strategy | Invests in primarily lower-rated fixed-income securities and other securities that are expected to produce a relatively high level of income, (including income-producing preferred and common stocks).

The Fund may invest any portion of its assets in Canadian securities and up to 50% of assets in other foreign securities, including emerging markets securities.

Fund Inception Date | 6/5/96

Fund Registration Date | 3/7/97

Total Net Assets | $249.5 million

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Registration(a)	Since Inception(a)
Loomis Sayles Institutional High Income: Institutional
-13.47%	-21.68%	2.00%	5.59%	5.11%	5.39%
Barclays Capital High Yield Index(b)
-12.97	-19.31	-0.10	2.58	3.24	3.92
Lipper High Current Yield Funds Index(b)
-17.85	-23.71	-1.55	0.52	1.50	2.26

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.74%
Net expense ratio (after reductions and reimbursements)*
Institutional: 0.74%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Registration to March 31, 2009(c)

Inception to March 31, 2009(c)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 (“Registration”). Performance from inception is also provided for the convenience of our long-term shareholders. Since index performance data is not available coincident with the Fund’s inception and registration dates, comparative performance is presented from the month end closest to the Fund’s inception and registration dates. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund’s minimum initial investment of $3,000,000.

WHAT YOU SHOULD KNOW

The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Fund shares should be viewed as a long-term investment. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

FUND AND MANAGER REVIEW

Loomis Sayles Intermediate Duration Fixed Income Fund

Neil Burke

Manager since December 2005

Cliff Rowe, CFA

Manager since December 2005

Richard Raczkowski

Manager since December 2005

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund underperformed its Benchmark, Barclays Capital US Government/Credit Intermediate Index, primarily due to sector allocation and holdings in the high yield and non-US-dollar credit space.

Risk aversion and a massive flight to quality characterized the six month period, inflating US Treasury prices, pushing yields to historic lows. Our underweight allocations to US Treasury and agency securities were key drivers of underperformance, as these high quality sectors generated strong relative returns.

As global economic conditions worsened, investors sought protection from currencies impacted by faltering commodity prices, and the US dollar gained ground. Our exposure to bonds denominated in the Singapore dollar weighed negatively upon returns. Although market sentiment shifted in the first quarter of 2009, the subsequent gains were not enough to offset previous losses.

Security selection, combined with out-of-Benchmark investments, were also a key driver of the Fund’s underperformance, primarily among high yield industrial credits. The global recession, combined with increasing liquidity concerns, had a negative impact on already battered names in the telecommunication, homebuilding and lodging industries. In addition, investment grade utility bonds suffered from liquidity issues and the seasonal nature of the industry’s revenues. Our overweight to these sectors detracted from results.

Other investment grade credits, including consumer non-cyclical and financial names, contributed positively to performance. The introduction of several US Treasury department lending programs added support to higher quality issues in the banking, finance and brokerage industries. Similarly, the new TALF (Term Asset-Backed Securities Loan Facility) and PPIP (Public-Private Investment Program) helped boost the performance of the Fund’s agency and commercial mortgage-backed securities, but not enough to offset earlier losses.

We maintained a longer-than-Benchmark duration by focusing on long term agencies and government related securities, and this contributed positively to performance. As the massive flight to quality caused US Treasury yields to decline, causing prices to rise, the Fund benefited from its relatively long duration.

OUTLOOK

We believe high yield issues will continue to be volatile, as defaults continue to increase over the course of the year. We remain underweight in the CCC-rated portion of the market, as we believe most defaults will come from this space. We believe investment grade credit continues to offer strong relative value, as spreads remain at relatively wide levels. As the markets grow more convinced the global recovery has taken hold, we eventually expect to see more demand for riskier assets, such as high yield and investment grade credit, as well as commodity currencies.

FUND FACTS

Symbol | LSDIX

Objective | Above-average total return through a combination of current income and capital appreciation

Strategy | Invests only in investment-grade fixed-income securities. The Fund’s weighted average duration generally is two to five years

Fund Inception Date | 1/28/98

Total Net Assets | $26.4 million

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Inception(a)
Loomis Sayles Intermediate Duration Fixed Income Fund: Institutional
2.20%	-1.48%	2.34%	4.72%	4.64%
Barclays Capital US Gov’t/Credit Intermediate Index(b)
4.79	1.96	3.70	5.44	5.48
Lipper Intermediate Investment Grade Debt Funds Index(b)
0.29	-4.25	1.90	4.34	4.42

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.59%
Net expense ratio (after reductions and reimbursements)*
Institutional 0.40%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Inception to March 31, 2009(c)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Since index performance data is not available coincident with the Fund’s inception date, comparative performance is presented from the month end closest to the Fund’s inception date. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund’s minimum initial investment of $2,000,000.

WHAT YOU SHOULD KNOW

If the credit rating of a security held by the Fund falls below investment grade, the Fund may continue to hold it if Loomis Sayles believes the investment is appropriate. The secondary market for securities that fall below investment grade may lack liquidity and such securities may incur greater risk of default, which may adversely affect the value of the Fund. Foreign countries may have different accounting standards than those of the US. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

FUND AND MANAGER REVIEW

Loomis Sayles Investment Grade Fixed Income Fund

Daniel Fuss, CFA, CIC Manager since July 1994	Matthew Eagan, CFA Associate Manager since September 2006
Kathleen Gaffney, CFA Associate Manager since September 2006	Elaine Stokes Associate Manager since September 2006

PORTFOLIO REVIEW

For the six months ended March 31, 2009, the Fund underperformed its Benchmark, Barclays Capital US Government/Credit Index, primarily due to its security selection within high yield industrials and its non-US-dollar exposure.

Risk aversion and a massive flight to quality characterized the six month period, inflating US Treasury prices and pushing yields to historic lows. Our underweight allocations to US Treasury and agency securities were key drivers of the Fund’s underperformance.

As global economic conditions worsened, investors sought protection from faltering commodity currencies. Our exposure to the currencies of Canada, Indonesia, Mexico, New Zealand and Brazil weighed heavily on performance. Although market sentiment shifted in the first quarter of 2009, the subsequent gains were not enough to offset the prior losses.

The global recession, combined with increasing liquidity concerns, drove already battered companies in the high yield telecommunication, homebuilding and lodging sectors even lower. In addition, bonds in the investment grade utilities segment suffered from liquidity issues and the seasonal nature of the industry’s revenues. The Fund’s overweight to this sector detracted from results.

On the other hand, our strong security selection in the investment grade technology and telecommunication sectors contributed positively to performance. The introduction of several US Treasury department lending programs added support to higher quality issues in the banking, finance and brokerage industries, while our high yield financials benefited when the credit arm of a major US automaker received federal funds. Similarly, the government’s TALF (Term Asset-Backed Securities Loan Facility) and PPIP (Public-Private Investment Program) helped boost the performance of the Fund’s agency and commercial mortgage-backed securities.

We maintained a longer-than-Benchmark duration throughout the six-month period, including long term agencies and government related securities, and these contributed positively to performance. As US Treasury yields declined in the massive flight to quality, the Fund’s relatively long duration enabled it to benefit from rising prices.

OUTLOOK

We believe high yield issues will continue to be volatile, as defaults continue to increase over the course of the year. We remain underweight in the CCC-rated portion of the market, as we believe most defaults will come from this space. We believe investment grade credit continues to offer strong relative value, as spreads remain at relatively wide levels. As the markets grow more convinced the

FUND FACTS

Symbol | LSIGX

Objective | Above-average total investment return through a combination of current income and capital appreciation

Strategy | Invests in primarily investment-grade fixed-income securities, although it may invest up to 10% of its assets in lower rated fixed-income securities and up to 10% of its assets in preferred stocks. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of assets in securities of other foreign issuers, including emerging markets.

Fund Inception Date | 7/1/94

Fund Registration Date | 3/7/97

Total Net Assets | $385.8 million

global recovery has taken hold, we eventually expect to see more demand for riskier assets, such as high yield and investment grade bonds, as well as commodity currencies.

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	5 Years	10 Years	Since Registration(a)	Since Inception(a)
Loomis Sayles Investment Grade Fixed Income: Institutional
-3.35%	-11.47%	3.10%	7.17%	7.26%	8.62%
Barclays Capital US Government/Credit Index(b)
5.06	1.78	3.74	5.64	6.11	6.53
Lipper BBB-Rated Funds Index(b)
-3.01	-10.65	0.79	3.72	4.31	5.22

Gross expense ratio (before reductions and reimbursements)*
Institutional: 0.50%
Net expense ratio (after reductions and reimbursements)*
Institutional 0.50%

* As stated in the most recent prospectus

CUMULATIVE PERFORMANCE

Registration to March 31, 2009(c)

Inception to March 31, 2009(c)

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Periods of less than one year are not annualized. Performance data reflects certain fee reductions and reimbursements, if any, without which performance would be lower.

(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 (“Registration”). Performance from inception is also provided for the convenience of our long-term shareholders. Since index performance data is not available coincident with the Fund’s inception and registration dates, comparative performance is presented from the month end closest to the Fund’s inception and registration dates. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund’s minimum initial investment of $3,000,000.

WHAT YOU SHOULD KNOW

The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Fund shares should be viewed as a long-term investment. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government. The Fund can invest a significant percentage of assets in foreign securities and the value of the fund shares can be adversely affected by changes in currency exchange rates, political, and economic developments. In emerging markets these risks can be significant. The Fund is subject to currency risk, which is the risk that fluctuations in exchange rates between the US dollar and foreign currencies may cause the value of a Fund’s investments to decline. The Fund can invest a significant percentage of assets in debt securities that are rated below investment grade and the value of fund shares can be adversely affected by changes in economic conditions or other circumstances. Lower rated debt securities have speculative characteristics and may be subject to greater price volatility than higher rated investments. In addition, the secondary market for these securities may lack liquidity. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Lipper BBB-Rated Funds Index is an equally weighted index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective.

Lipper Global Income Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global income funds investment objective.

Lipper High Current Yield Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective.

Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted unmanaged index of the 30 largest mutual funds within the intermediate investment grade debt funds investment objective.

Lipper Treasury Inflation Protected Securities Funds Index is an equally weighted index of typically the 30 largest mutual funds within the treasury inflation protected securities funds investment objective.

Source: Lipper, Inc.

Barclays Capital US Government/Credit Index includes treasuries (public obligations of the US Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of US Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the US Government) as well as other publicly issued investment grade corporate and foreign debentures that meet specified maturity, liquidity, and quality requirements.

Barclays Capital US Government/Credit Intermediate Index includes securities which have a remaining maturity of 1-10 years and includes Treasuries (public obligations of the US Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of US Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the US Government), as well as other publicly issued investment grade corporate and non-corporate debentures that meet specified maturity, liquidity, and quality requirements.

Barclays Capital Global Aggregate Bond Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities.

Barclays Capital High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included.

Barclays Capital US TIPS Index measures the performance of the inflation protected securities issued by the US Treasury.

Effective 11/3/08, the Lehman indices were rebranded to the Barclays Capital indices. There has been no change in the calculation or definition of the index data.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the SEC’s website, www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2008 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, including certain exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other Fund expenses. These costs are described in more detail in each Fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2008 through March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$910.10	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

Retail Class
Actual	$1,000.00	$909.30	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

Admin Class
Actual	$1,000.00	$908.80	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04

*   Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.66%, 0.95%, and 1.20%, for Institutional, Retail and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$924.80	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	$2.92

*   Expenses are equal to the Fund’s annualized expense ratio: 0.58%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$952.80	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

Retail Class
Actual	$1,000.00	$950.90	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

*   Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.69% and 1.00% for the Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$1,008.00	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*   Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.40%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$865.30	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68

*   Expenses are equal to the Fund’s annualized expense ratio: 0.73%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Intermediate Duration Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08 – 3/31/09
Actual	$1,000.00	$1,022.00	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*   Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.40%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 – 3/31/2009
Actual	$1,000.00	$966.50	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

*   Expenses are equal to the Fund’s annualized expense ratio: 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – 91.4% of Net Assets

NON-CONVERTIBLE BONDS – 87.4%

ABS Credit Card – 0.5%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$113,710,000	$71,637,300
MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 9/19/2012	EUR	300,000	391,992

			72,029,292

Aerospace & Defense – 0.1%
Bombardier, Inc., 6.300%, 5/01/2014, 144A		1,590,000	1,120,950
Bombardier, Inc., 6.750%, 5/01/2012, 144A		200,000	159,000
Bombardier, Inc., 7.350%, 12/22/2026	CAD	6,785,000	3,497,978
Bombardier, Inc., 7.450%, 5/01/2034, 144A		13,464,000	7,809,120

			12,587,048

Airlines – 1.3%
American Airlines, Inc., Series 1999-1, Class B, 7.324%, 4/15/2011		1,255,000	1,167,150
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		1,522,568	974,443
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018		3,692,144	2,584,501
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018		5,450,423	4,033,313
Continental Airlines, Inc., Series 1999-1B, 6.795%, 2/02/2020		7,089,025	5,033,208
Continental Airlines, Inc., Series 1999-1C, 6.954%, 2/02/2011		1,989,267	1,914,670
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021		4,663,063	3,497,297
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		7,421,946	5,306,692
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		3,533,598	2,190,831
Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022		17,701,000	13,098,740
Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022		23,877,000	12,654,810
Continental Airlines, Inc., Series 96-A, Class B, 6.940%, 4/15/2015		254,073	217,868
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016		7,542,014	5,279,410
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		2,268,902	1,531,508
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		5,512,620	3,059,504
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		42,212,104	24,905,141
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017		37,035,000	21,295,125
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	1,834,886
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	37,467,576
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		25,575,410	17,391,278

			165,437,951

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Automotive – 2.0%
Cummins, Inc., 6.750%, 2/15/2027		$2,547,000	$1,604,610
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	2,066,298
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	9,800,000	8,853,790
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	6,550,000	5,787,049
Ford Motor Co., 6.375%, 2/01/2029		1,195,000	337,588
Ford Motor Co., 6.500%, 8/01/2018		2,240,000	649,600
Ford Motor Co., 6.625%, 2/15/2028		500,000	141,250
Ford Motor Co., 6.625%, 10/01/2028		62,435,000	17,637,888
Ford Motor Co., 7.125%, 11/15/2025		1,960,000	529,200
Ford Motor Co., 7.450%, 7/16/2031		114,780,000	36,442,650
Ford Motor Co., 7.500%, 8/01/2026		795,000	222,600
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		66,163,000	56,672,645
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,765,000	9,204,132
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		18,760,000	13,356,295
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		500,000	448,425
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		1,320,000	1,090,855
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		19,070,000	12,533,395
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		29,945,000	23,851,222
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		2,150,000	1,768,689
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	12,200,000	13,534,448
General Motors Corp., 7.250%, 7/03/2013	EUR	2,805,000	670,810
General Motors Corp., 7.400%, 9/01/2025		9,805,000	1,127,575
General Motors Corp., 8.250%, 7/15/2023		73,945,000	9,150,694
General Motors Corp., 8.375%, 7/15/2033		3,455,000	431,875
GMAC LLC, 5.375%, 6/06/2011, 144A		61,815,000	43,888,650
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		6,041,000	3,382,960

			265,385,193

Banking – 4.1%
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	14,951,400
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,510,000,000	28,547,373
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	2,824,000,000	78,815,598
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	35,835,738
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	247,000,000	6,828,803
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		3,260,000	2,716,538
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015		1,445,000	1,339,709
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		3,160,000	3,075,457
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018		18,135,000	18,728,268
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	274,980,870,000	15,389,886
Capital One Financial Corp., 6.150%, 9/01/2016		3,223,000	2,040,169
Citigroup, Inc., 5.000%, 9/15/2014		1,290,000	855,142
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		24,000	21,358
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		8,015,000	7,246,193
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		4,065,000	3,709,963
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		60,000	49,969
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		13,015,000	8,802,578

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Banking – continued
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		$12,345,000	$6,941,100
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	48,817,518,000	2,819,629
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	699,525,000,000	40,403,547
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	250,225,920,000	14,452,685
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	599,419,948,660	27,831,138
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	241,667,000	87,060,231
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	153,708,294,250	9,952,795
Kaupthing Bank, 1/15/2010(b), 144A		3,635,000	186,294
Kaupthing Bank, Series D, 5.750%, 10/04/2011(b), 144A		52,942,000	2,713,277
Kaupthing Bank, Series E, 6.125%, 10/04/2016(b), 144A		13,245,000	678,806
Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010	ISK	95,000,000	467,590
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		9,710,000	4,825,987
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,400,000	35,490,031
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	4,887,000	3,622,124
Morgan Stanley, 4.750%, 4/01/2014		38,951,000	31,845,442
Morgan Stanley, 5.375%, 10/15/2015		900,000	813,078
Morgan Stanley, 6.750%, 4/15/2011		355,000	355,273
Morgan Stanley, EMTN, 5.450%, 1/09/2017		295,000	258,125
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	7,500,000	8,519,479
Morgan Stanley, MTN, 6.250%, 8/09/2026		800,000	661,686
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		1,595,000	1,448,903
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	4,660,000,000	22,163,415

			532,464,777

Brokerage – 0.0%
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(b)		117,760,000	11,776
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(b)		8,010,000	801

			12,577

Building Materials – 0.6%
Owens Corning, Inc., 6.500%, 12/01/2016		24,785,000	18,183,639
Owens Corning, Inc., 7.000%, 12/01/2036		51,180,000	28,680,351
Ply Gem Industries, Inc., 9.000%, 2/15/2012(c)(k)		287,000	66,728
USG Corp., 6.300%, 11/15/2016		34,370,000	18,216,100
USG Corp., 9.250%, 1/15/2018		17,605,000	10,739,050

			75,885,868

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Chemicals – 0.3%
Borden, Inc., 7.875%, 2/15/2023		$30,054,000	$3,005,400
Borden, Inc., 8.375%, 4/15/2016		2,886,000	288,600
Borden, Inc., 9.200%, 3/15/2021		11,305,000	1,130,500
Georgia Gulf Corp., 10.750%, 10/15/2016		145,000	9,425
Hercules, Inc., 6.500%, 6/30/2029(c)		19,619,000	6,866,650
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		2,450,000	539,000
Methanex Corp., 6.000%, 8/15/2015		10,565,000	7,183,925
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,415,000	7,061,250
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		9,095,000	8,594,775

			34,679,525

Construction Machinery – 1.4%
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018		8,540,000	7,326,859
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014		144,875,000	140,691,300
Caterpillar Financial Services Corp., Series F, MTN, 5.850%, 9/01/2017		4,155,000	3,610,034
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	1,317,852
Toro Co., 6.625%, 5/01/2037(c)		27,030,000	16,218,000
United Rentals North America, Inc., 7.000%, 2/15/2014		26,139,000	13,200,195
United Rentals North America, Inc., 7.750%, 11/15/2013		2,335,000	1,272,575

			183,636,815

Consumer Cyclical Services – 0.9%
Western Union Co. (The), 6.200%, 11/17/2036		154,180,000	123,160,834

Consumer Products – 0.1%
Snap-on, Inc., 5.850%, 3/01/2014		6,130,000	6,202,352
Snap-on, Inc., 6.700%, 3/01/2019		7,210,000	7,318,612

			13,520,964

Distributors – 0.0%
ONEOK, Inc., 6.000%, 6/15/2035		3,805,000	2,600,790

Electric – 3.6%
AES Corp. (The), 7.750%, 3/01/2014		4,875,000	4,363,125
AES Corp. (The), 8.375%, 3/01/2011	GBP	2,090,000	2,698,953
AES Ironwood LLC, 8.857%, 11/30/2025		8,646,152	7,608,613
AES Red Oak LLC, Series A, 8.540%, 11/30/2019		1,664,289	1,514,503
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		96,010,000	71,321,989
CE Generation LLC, 7.416%, 12/15/2018		5,401,830	5,001,722
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		64,200,000	49,497,237
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		268,000	261,855
Dominion Resources, Inc., 5.950%, 6/15/2035		5,980,000	5,060,647
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	2,806,350
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	4,970,700
Dynegy Holdings, Inc., 7.750%, 6/01/2019		1,504,000	977,600
Dynegy Holdings, Inc., 8.375%, 5/01/2016		2,000,000	1,355,000
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	13,920,000

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Electric – continued
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		$11,581,000	$11,875,864
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,403,344
Illinois Power Co., 6.250%, 4/01/2018		3,105,000	2,838,051
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	23,972,754
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	31,978,416
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036		6,540,000	5,799,790
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037		54,485,000	50,386,039
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027		23,775,000	9,510,000
NiSource Finance Corp., 5.400%, 7/15/2014		2,230,000	1,784,919
NiSource Finance Corp., 6.150%, 3/01/2013		2,626,000	2,293,575
NiSource Finance Corp., 6.400%, 3/15/2018		57,010,000	46,130,040
NiSource Finance Corp., 6.800%, 1/15/2019		1,235,000	992,473
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		1,641,664	1,606,647
Quezon Power Philippines Co., 8.860%, 6/15/2017		5,709,375	5,138,437
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		1,382,006	1,428,428
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		213,911	223,954
Southern California Edison Co., 7.625%, 1/15/2010		2,000,000	2,066,862
SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010	SGD	1,000,000	653,881
Toledo Edison Co., 6.150%, 5/15/2037		13,195,000	9,296,155
TXU Corp., Series P, 5.550%, 11/15/2014		62,501,000	21,562,845
TXU Corp., Series Q, 6.500%, 11/15/2024		139,736,000	39,199,441
TXU Corp., Series R, 6.550%, 11/15/2034		8,271,000	2,241,689
White Pine Hydro LLC, 6.310%, 7/10/2017(c)		9,175,000	8,164,034
White Pine Hydro LLC, 6.960%, 7/10/2037(c)		14,695,000	11,242,748
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)		5,000,000	4,499,895

			470,648,575

Entertainment – 0.3%
Six Flags, Inc., 9.625%, 6/01/2014		12,705,000	1,048,163
Six Flags, Inc., 9.750%, 4/15/2013		2,360,000	194,700
Time Warner, Inc., 6.500%, 11/15/2036		30,000	24,676
Time Warner, Inc., 6.625%, 5/15/2029		15,000	12,663
Time Warner, Inc., 7.625%, 4/15/2031		10,000	8,935
Viacom, Inc., Class B, 6.875%, 4/30/2036		58,600,000	42,754,970

			44,044,107

Food & Beverage – 1.0%
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037		55,000	45,644
Anheuser-Busch Cos., Inc., 6.500%, 5/01/2042		15,000	11,667
Aramark Services, Inc., 5.000%, 6/01/2012		2,115,000	1,850,625
Corn Products International, Inc., 6.625%, 4/15/2037		31,590,000	26,040,932
Kraft Foods, Inc., 6.500%, 8/11/2017		42,708,000	43,978,051
Kraft Foods, Inc., 6.500%, 11/01/2031		14,990,000	13,905,114
Kraft Foods, Inc., 7.000%, 8/11/2037		36,985,000	36,665,265
Sara Lee Corp., 6.125%, 11/01/2032		18,615,000	15,676,585

			138,173,883

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Government Owned – No Guarantee – 0.1%
DP World Ltd., 6.850%, 7/02/2037, 144A	$24,185,000	$11,571,289

Health Insurance – 1.4%
CIGNA Corp., 6.150%, 11/15/2036	20,530,000	14,439,570
WellPoint, Inc., 6.375%, 6/15/2037	191,190,000	164,694,699

		179,134,269

Healthcare – 3.9%
Boston Scientific Corp., 5.450%, 6/15/2014	3,725,000	3,408,375
Boston Scientific Corp., 6.400%, 6/15/2016	14,330,000	13,326,900
Boston Scientific Corp., 7.000%, 11/15/2035	22,142,000	18,820,700
HCA, Inc., 5.750%, 3/15/2014	13,400,000	8,777,000
HCA, Inc., 6.250%, 2/15/2013	7,800,000	5,850,000
HCA, Inc., 6.300%, 10/01/2012	2,500,000	2,087,500
HCA, Inc., 6.375%, 1/15/2015	17,380,000	11,383,900
HCA, Inc., 6.500%, 2/15/2016	63,735,000	41,746,425
HCA, Inc., 6.750%, 7/15/2013	3,045,000	2,276,138
HCA, Inc., 7.050%, 12/01/2027	26,685,000	13,876,200
HCA, Inc., 7.190%, 11/15/2015	19,445,000	13,135,875
HCA, Inc., 7.500%, 12/15/2023	24,335,000	12,893,462
HCA, Inc., 7.500%, 11/06/2033	19,830,000	9,915,000
HCA, Inc., 7.690%, 6/15/2025	65,763,000	34,249,765
HCA, Inc., 8.360%, 4/15/2024	38,274,000	21,461,112
HCA, Inc., MTN, 7.580%, 9/15/2025	18,003,000	9,237,537
HCA, Inc., MTN, 7.750%, 7/15/2036	11,606,000	5,870,280
Hospira, Inc., 6.050%, 3/30/2017	15,175,000	13,543,521
Medco Health Solutions, Inc., 7.125%, 3/15/2018	250,270,000	248,383,965
Owens & Minor, Inc., 6.350%, 4/15/2016(c)	4,710,000	4,235,797
Tenet Healthcare Corp., 6.500%, 6/01/2012	3,660,000	3,114,397
Tenet Healthcare Corp., 6.875%, 11/15/2031	30,578,000	15,136,110
Tenet Healthcare Corp., 7.375%, 2/01/2013	2,236,000	1,777,620
Tenet Healthcare Corp., 9.250%, 2/01/2015	560,000	431,200

		514,938,779

Home Construction – 1.7%
Centex Corp., 5.250%, 6/15/2015	5,180,000	3,885,000
D.R. Horton, Inc., 5.250%, 2/15/2015	70,965,000	54,376,931
D.R. Horton, Inc., 5.625%, 9/15/2014	7,235,000	5,679,475
D.R. Horton, Inc., 5.625%, 1/15/2016	26,345,000	20,022,200
D.R. Horton, Inc., 6.500%, 4/15/2016	1,975,000	1,550,375
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	6,430,000	1,639,650
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	19,270,000	5,202,900
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	6,249,000	1,718,475
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	4,050,000	1,053,000
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,650,000	453,750
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	2,865,000	701,925
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	1,690,000	591,500
KB Home, 5.875%, 1/15/2015	895,000	693,178
Lennar Corp., Series B, 5.125%, 10/01/2010	3,495,000	3,058,125
Lennar Corp., Series B, 5.500%, 9/01/2014	22,940,000	16,516,800
Lennar Corp., Series B, 5.600%, 5/31/2015	9,282,000	6,613,425
Lennar Corp., Series B, 6.500%, 4/15/2016	40,845,000	29,408,400
Pulte Homes, Inc., 5.200%, 2/15/2015	6,800,000	5,380,500
Pulte Homes, Inc., 6.000%, 2/15/2035	63,855,000	38,951,550

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Home Construction – continued
Pulte Homes, Inc., 6.375%, 5/15/2033		$17,240,000	$10,516,400
Toll Brothers Finance Corp., 5.150%, 5/15/2015		8,100,000	6,832,334
Toll Corp., 8.250%, 12/01/2011		5,550,000	5,383,500

			220,229,393

Independent Energy – 1.7%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		50,010,000	43,072,613
Anadarko Petroleum Corp., 6.450%, 9/15/2036		80,585,000	56,326,094
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	5,925,000	5,825,247
Chesapeake Energy Corp., 6.500%, 8/15/2017		2,615,000	2,131,225
Chesapeake Energy Corp., 6.875%, 11/15/2020		13,805,000	10,802,412
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		20,226,000	6,371,190
Pioneer Natural Resources Co., 5.875%, 7/15/2016		10,275,000	7,581,727
Pioneer Natural Resources Co., 6.875%, 5/01/2018		2,125,000	1,561,900
Pioneer Natural Resources Co., 7.200%, 1/15/2028		8,782,000	5,386,607
Questar Market Resources, Inc., 6.800%, 4/01/2018		51,955,000	46,505,700
Talisman Energy, Inc., 5.850%, 2/01/2037		12,190,000	8,227,202
Talisman Energy, Inc., 6.250%, 2/01/2038		32,560,000	22,968,736
XTO Energy, Inc., 6.100%, 4/01/2036		2,165,000	1,831,525
XTO Energy, Inc., 6.750%, 8/01/2037		11,225,000	10,216,052

			228,808,230

Industrial Other – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		3,590,000	2,872,000
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		26,410,000	15,053,700

			17,925,700

Integrated Energy – 0.0%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,513,009	1,528,139

Life Insurance – 0.3%
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	40,445,001

Local Authorities – 2.4%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	110,620,000	81,301,171
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	15,305,000	11,192,410
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	95,840,000	67,834,827
Ontario Hydro, Zero Coupon Bond, 11/27/2020	CAD	1,507,000	684,867
Province of Alberta, 5.930%, 9/16/2016	CAD	17,221,875	15,426,063
Province of British Columbia, 5.750%, 1/09/2012	CAD	730,000	640,348
Province of Ontario, 4.400%, 12/02/2011	CAD	760,000	643,137
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	84,345,000	52,159,804
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	60,000	43,756
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)		183,235,000	90,226,746

			320,153,129

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Media Cable – 2.8%
Comcast Corp., 5.500%, 3/15/2011		$3,000,000	$3,043,134
Comcast Corp., 5.650%, 6/15/2035		71,195,000	56,379,392
Comcast Corp., 6.450%, 3/15/2037		53,020,000	46,320,923
Comcast Corp., 6.500%, 11/15/2035		23,100,000	20,403,468
Comcast Corp., 6.950%, 8/15/2037		192,208,000	178,986,396
CSC Holdings, Inc., 7.875%, 2/15/2018		1,550,000	1,418,250
CSC Holdings, Inc., 8.500%, 4/15/2014, 144A		15,000,000	14,775,000
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	12,775,000	9,264,003
Shaw Communications, Inc.,, 7.500%, 11/20/2013	CAD	275,000	231,202
Time Warner Cable, Inc., 6.750%, 7/01/2018		26,541,000	24,914,143
Virgin Media Finance PLC, 9.125%, 8/15/2016		1,700,000	1,581,000
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	6,605,000	8,387,307

			365,704,218

Media Non-Cable – 0.6%
Clear Channel Communications, Inc., 4.900%, 5/15/2015		20,075,000	2,810,500
Clear Channel Communications, Inc., 5.500%, 9/15/2014		5,195,000	779,250
Clear Channel Communications, Inc., 5.500%, 12/15/2016		17,050,000	2,387,000
Clear Channel Communications, Inc., 5.750%, 1/15/2013		2,080,000	312,000
Clear Channel Communications, Inc., 6.875%, 6/15/2018		1,095,000	158,775
News America, Inc., 6.150%, 3/01/2037		54,025,000	39,390,276
News America, Inc., 6.200%, 12/15/2034		17,785,000	12,793,800
News America, Inc., 6.400%, 12/15/2035		29,275,000	21,688,120
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013		4,713,000	200,302
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		2,840,000	120,700
R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016		927,000	53,303
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		3,564,000	187,110

			80,881,136

Metals & Mining – 0.4%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000	5,074,300
ArcelorMittal, 5.375%, 6/01/2013		10,190,000	7,909,580
ArcelorMittal, 6.125%, 6/01/2018		90,000	65,111
Ispat Inland, Inc., 9.750%, 4/01/2014		15,477,000	14,084,070
Newmont Mining Corp., 5.875%, 4/01/2035		5,621,000	3,917,837
United States Steel Corp., 6.050%, 6/01/2017		11,175,000	6,914,252
United States Steel Corp., 6.650%, 6/01/2037		9,625,000	5,423,495
United States Steel Corp., 7.000%, 2/01/2018		23,520,000	16,050,424

			59,439,069

Mortgage Related – 0.0%
FHLMC, 5.000%, 12/01/2031		343,358	356,078

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Non-Captive Consumer – 2.6%
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		$322,970,000		$119,498,900
Residential Capital LLC, 8.375%, 6/30/2010		5,000		2,300
SLM Corp., 6.000%, 12/15/2043		150,125	(††)	1,379,273
SLM Corp., EMTN, 4.750%, 3/17/2014	EUR	9,200,000		5,928,213
SLM Corp., MTN, 5.050%, 11/14/2014		27,310,000		14,456,603
SLM Corp., MTN, 5.125%, 8/27/2012		1,955,000		1,053,425
SLM Corp., Series A, MTN, 4.000%, 1/15/2010		5,285,000		4,459,779
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		5,015,000		3,761,250
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		72,850,000		38,739,299
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		53,696,000		24,163,200
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		22,293,000		11,541,086
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		28,262,000		15,507,840
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		31,385,000		16,263,644
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		1,785,000		1,106,700
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		38,535,000		14,257,950
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(c)(d)	NZD	8,020,000		3,325,654
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		125,010,000		67,521,401

				342,966,517

Non-Captive Diversified – 6.1%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		8,328,000		4,871,880
CIT Group, Inc., 4.750%, 12/15/2010		130,000		104,836
CIT Group, Inc., 5.400%, 2/13/2012		652,000		420,354
CIT Group, Inc., 5.400%, 1/30/2016		476,000		285,297
CIT Group, Inc., 5.500%, 12/01/2014	GBP	29,029,000		17,493,948
CIT Group, Inc., 5.600%, 4/27/2011		7,206,000		5,259,847
CIT Group, Inc., 5.800%, 10/01/2036		5,017,000		2,763,313
CIT Group, Inc., 5.850%, 9/15/2016		10,000		5,656
CIT Group, Inc., 12.000%, 12/18/2018, 144A		181,625,000		93,990,937
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	21,270,000		12,999,288
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	21,250,000		11,857,755
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	6,450,000		3,684,872
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	16,050,000		9,672,323
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		85,000		72,862
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	25,450,000		20,287,722
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		5,817,000		3,432,030
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		476,000		289,813
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	29,370,000		18,730,071
CIT Group, Inc., MTN, 5.125%, 9/30/2014		4,107,000		2,482,628
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		165,000		77,791
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		1,117,000		646,883
CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012		105,438,000		77,605,637
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	44,525,000		29,033,876
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(c)(d)	NZD	89,985,000		42,082,754
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	15,000,000		8,234,669

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Non-Captive Diversified – continued
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	150,000,000	$84,608,797
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(c)(d)	NZD	266,643,000	125,508,277
GMAC LLC, 4.750%, 9/14/2009, 144A		10,727,000	9,134,791
GMAC LLC, 5.625%, 5/15/2009		1,085,000	1,026,976
GMAC LLC, 5.750%, 9/27/2010, 144A		7,263,000	5,519,880
GMAC LLC, 6.000%, 12/15/2011, 144A		52,305,000	35,609,767
GMAC LLC, 6.625%, 12/17/2010, 144A		464,000	343,360
GMAC LLC, 6.625%, 5/15/2012, 144A		20,461,000	13,725,853
GMAC LLC, 6.750%, 12/01/2014, 144A		30,190,000	17,544,617
GMAC LLC, 6.875%, 9/15/2011, 144A		5,664,000	4,024,952
GMAC LLC, 6.875%, 8/28/2012, 144A		4,229,000	2,840,070
GMAC LLC, 6.875%, 8/28/2012		10,000	5,521
GMAC LLC, 7.000%, 2/01/2012, 144A		10,637,000	7,347,189
GMAC LLC, 7.250%, 3/02/2011, 144A		25,000	18,511
GMAC LLC, 7.500%, 12/31/2013, 144A		23,588,000	11,338,280
GMAC LLC, 8.000%, 12/31/2018, 144A		44,981,000	13,058,434
GMAC LLC, 8.000%, 11/01/2031, 144A		35,442,000	17,053,273
International Lease Finance Corp., 4.750%, 7/01/2009		365,000	343,134
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		120,000	88,591
iStar Financial, Inc., 5.150%, 3/01/2012		52,875,000	19,035,000
iStar Financial, Inc., 5.375%, 4/15/2010		6,905,000	4,419,200
iStar Financial, Inc., 5.500%, 6/15/2012		3,865,000	1,314,100
iStar Financial, Inc., 5.650%, 9/15/2011		30,335,000	12,437,350
iStar Financial, Inc., 5.800%, 3/15/2011		5,305,000	2,267,887
iStar Financial, Inc., 5.850%, 3/15/2017		6,565,000	1,903,850
iStar Financial, Inc., 5.875%, 3/15/2016		11,605,000	3,365,450
iStar Financial, Inc., 6.050%, 4/15/2015		5,655,000	1,639,950
iStar Financial, Inc., 8.625%, 6/01/2013		46,795,000	14,623,437
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	961,125
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		7,645,000	2,217,050
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		60,205,000	18,362,525

			798,074,239

Oil Field Services – 2.6%
Nabors Industries, Inc., 6.150%, 2/15/2018		2,740,000	2,143,702
Nabors Industries, Inc., 9.250%, 1/15/2019, 144A		182,660,000	173,203,326
North American Energy Partners, Inc., 8.750%, 12/01/2011		12,685,000	9,260,050
Weatherford International Ltd., 6.500%, 8/01/2036		25,600,000	18,021,555
Weatherford International Ltd., 6.800%, 6/15/2037		4,250,000	3,014,585
Weatherford International Ltd., 7.000%, 3/15/2038		13,670,000	9,938,377
Weatherford International Ltd., 9.625%, 3/01/2019		120,080,000	124,200,305

			339,781,900

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Packaging – 0.2%
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	3,450,000	$3,941,956
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,500,000	2,989,350
Owens-Illinois, Inc., 7.800%, 5/15/2018		18,644,000	18,084,680

			25,015,986

Paper – 2.6%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013		150,000	12,000
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018		11,675,000	1,050,750
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		14,820,000	1,185,600
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029		4,215,000	337,200
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030		47,185,000	3,774,800
Avenor, Inc., 10.850%, 11/30/2014	CAD	450,000	32,122
Bowater, Inc., 6.500%, 6/15/2013		975,000	78,000
Georgia-Pacific LLC, 7.250%, 6/01/2028		25,907,000	18,005,365
Georgia-Pacific LLC, 7.375%, 12/01/2025		31,317,000	22,313,363
Georgia-Pacific LLC, 7.700%, 6/15/2015		470,000	425,350
Georgia-Pacific LLC, 7.750%, 11/15/2029		80,840,000	59,821,600
Georgia-Pacific LLC, 8.000%, 1/15/2024		21,284,000	16,920,780
Georgia-Pacific LLC, 8.875%, 5/15/2031		27,237,000	21,789,600
International Paper Co., 7.950%, 6/15/2018		211,710,000	161,362,610
International Paper Co., 8.700%, 6/15/2038		3,517,000	2,338,386
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)		5,540,000	644,025
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(b)		1,115,000	129,619
Stone Container Finance, 7.375%, 7/15/2014(b)		90,000	13,050
Westvaco Corp., 7.950%, 2/15/2031		21,466,000	16,409,791
Westvaco Corp., 8.200%, 1/15/2030		23,594,000	18,600,589

			345,244,600

Pharmaceuticals – 1.5%
Astrazeneca PLC, 6.450%, 9/15/2037		82,240,000	85,306,072
Elan Financial PLC, 7.750%, 11/15/2011		72,911,000	61,245,240
Elan Financial PLC, 8.875%, 12/01/2013		58,330,000	46,664,000

			193,215,312

Pipelines – 2.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		1,099,000	992,179
Colorado Interstate Gas Co., 6.800%, 11/15/2015		20,000	18,748
DCP Midstream LP, 6.450%, 11/03/2036, 144A		27,325,000	17,713,541
El Paso Corp., 6.950%, 6/01/2028		12,209,000	8,419,546
El Paso Corp., 7.420%, 2/15/2037		2,045,000	1,423,026
El Paso Corp., 7.750%, 1/15/2032		1,500,000	1,117,555
El Paso Corp., MTN, 7.800%, 8/01/2031		1,000,000	747,201
Energy Transfer Partners LP, 6.125%, 2/15/2017		7,325,000	6,535,394
Energy Transfer Partners LP, 6.625%, 10/15/2036		11,435,000	8,502,860
Enterprise Products Operating LLP, 6.300%, 9/15/2017		25,030,000	23,070,727
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035		843,000	625,458
Kinder Morgan Finance Co., 5.700%, 1/05/2016		14,210,000	11,936,400
Knight, Inc., Senior Note, 5.150%, 3/01/2015		15,415,000	12,948,600
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		116,405,000	106,732,327

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Pipelines – continued
ONEOK Partners LP, 6.650%, 10/01/2036	$9,450,000	$7,073,703
Plains All American Pipeline LP, 6.125%, 1/15/2017	28,845,000	24,508,327
Plains All American Pipeline LP, 6.650%, 1/15/2037	62,130,000	45,032,072
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	5,290,000	4,499,976
Williams Cos., Inc. (The), 7.500%, 1/15/2031	6,655,000	5,257,450

		287,155,090

Property & Casualty Insurance – 1.3%
Allstate Corp., 5.950%, 4/01/2036	7,790,000	5,636,143
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	46,320,000	40,843,633
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	34,729,000	30,964,619
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	49,522,000	32,863,294
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	7,990,000	8,145,070
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	8,600,000	2,666,000
St. Paul Travelers Co., Inc., 6.750%, 6/20/2036	6,850,000	6,614,237
Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037	42,880,000	39,233,828
Travelers Property Casualty Corp., 6.375%, 3/15/2033	1,000,000	932,275
White Mountains RE Group, 6.375%, 3/20/2017, 144A	75,000	54,716
Willis North America, Inc., 6.200%, 3/28/2017	12,000,000	8,411,100

		176,364,915

Railroads – 0.4%
Canadian Pacific Railway Co., 5.750%, 3/15/2033	3,830,000	2,723,559
Canadian Pacific Railway Co., 5.950%, 5/15/2037	24,475,000	17,079,634
CSX Corp., 6.250%, 3/15/2018	5,000,000	4,307,300
CSX Corp., MTN, 6.000%, 10/01/2036	41,249,000	28,971,400
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	7,944,000	4,369,200
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	63,300	42,569

		57,493,662

Refining – 0.0%
Valero Energy Corp., 6.625%, 6/15/2037	1,782,000	1,259,658

REITs – 0.9%
Camden Property Trust, 5.700%, 5/15/2017	40,075,000	29,420,661
Colonial Realty LP, 6.050%, 9/01/2016	3,980,000	2,414,563
Duke Realty LP, 5.950%, 2/15/2017	5,720,000	3,420,800
ERP Operating LP, 5.125%, 3/15/2016	4,680,000	3,692,796
ERP Operating LP, 5.375%, 8/01/2016	3,000,000	2,364,267
First Industrial LP, 5.950%, 5/15/2017	7,750,000	3,720,984
Highwoods Properties, Inc., 5.850%, 3/15/2017	57,890,000	35,797,729
Highwoods Properties, Inc., 7.500%, 4/15/2018	5,640,000	3,716,737

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

REITs – continued
ProLogis, 5.625%, 11/15/2015		$4,315,000		$2,330,100
ProLogis, 5.625%, 11/15/2016		2,155,000		1,077,073
ProLogis, 5.750%, 4/01/2016		2,175,000		1,195,291
Simon Property Group LP, 5.000%, 3/01/2012		200,000		170,245
Simon Property Group LP, 5.250%, 12/01/2016		3,825,000		2,849,101
Simon Property Group LP, 5.750%, 5/01/2012		150,000		129,748
Simon Property Group LP, 5.750%, 12/01/2015		7,480,000		5,775,046
Simon Property Group LP, 5.875%, 3/01/2017		3,145,000		2,425,924
Simon Property Group LP, 6.125%, 5/30/2018		1,690,000		1,328,479
Simon Property Group LP, 10.350%, 4/01/2019		10,965,000		10,656,653

				112,486,197

Restaurants – 0.0%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	3,750,000		2,522,941

Retailers – 3.9%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000		691,200
Dillard’s, Inc., 7.000%, 12/01/2028		4,680,000		1,591,200
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000		609,000
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000		2,370,060
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000		330,000
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000		11,486,545
Home Depot, Inc. (The), 5.400%, 3/01/2016		2,329,000		2,093,540
Home Depot, Inc. (The), 5.875%, 12/16/2036		168,575,000		119,381,612
J.C. Penney Corp., Inc., 5.750%, 2/15/2018		5,160,000		3,628,786
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		98,218,000		61,401,768
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		2,798,000		1,954,269
J.C. Penney Corp., Inc., 7.400%, 4/01/2037		4,655,000		2,956,325
J.C. Penney Corp., Inc., 7.625%, 3/01/2097		5,580,000		3,538,897
Lowe’s Cos., Inc., 5.500%, 10/15/2035		1,470,000		1,290,259
Lowe’s Cos., Inc., 6.650%, 9/15/2037		54,235,000		53,348,421
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		36,772,000		20,477,628
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		14,133,000		7,226,655
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029		2,098,000		1,058,370
Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015		1,485,000		1,096,015
Marks & Spencer PLC, 7.125%, 12/01/2037, 144A		9,245,000		5,403,813
Target Corp., 6.500%, 10/15/2037		10,959,000		9,711,088
Target Corp., 7.000%, 1/15/2038		190,270,000		178,231,807
Toys R Us, Inc., 7.375%, 10/15/2018		39,965,000		12,788,800
Toys R Us, Inc., 7.875%, 4/15/2013		11,255,000		3,953,319

				506,619,377

Sovereigns – 3.8%
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	10,000,000,000		671,078
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	25,000,000,000		1,723,419
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	145,156,000,000		10,463,116
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	378,003,000,000		22,292,559
Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040		44,000		37,620
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	28,585,700	(†††)	200,380,409

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Sovereigns – continued
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012		$9,230,000	(†††)	$69,643,657
Republic of Brazil, 7.125%, 1/20/2037		20,000		20,050
Republic of Brazil, 8.250%, 1/20/2034		690,000		765,900
Republic of Brazil, 8.875%, 4/15/2024		25,580,000		29,480,950
Republic of Brazil, 10.250%, 1/10/2028	BRL	98,690,000		38,927,191
Republic of Brazil, 12.500%, 1/05/2016	BRL	17,305,000		7,832,848
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000		51,685,774
Republic of Iceland, Zero Coupon Bond, 4/15/2009	ISK	4,983,000,000		24,145,642
Republic of Iceland, 7.000%, 3/17/2010	ISK	4,024,483,000		19,170,281
Republic of Iceland, 8.500%, 6/12/2009	ISK	1,969,530,000		9,501,781
Republic of Iceland, 13.750%, 12/10/2010	ISK	2,483,463,000		12,806,189

				499,548,464

Supermarkets – 1.0%
American Stores Co., 7.900%, 5/01/2017		3,000,000		2,722,500
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		13,145,000		10,187,375
New Albertson’s, Inc., 7.450%, 8/01/2029		100,590,000		83,489,700
New Albertson’s, Inc., 7.750%, 6/15/2026		20,550,000		17,210,625
New Albertson’s, Inc., 8.000%, 5/01/2031		9,715,000		7,942,013
New Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000		2,560,725
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		17,575,000		12,917,625

				137,030,563

Supranational – 4.0%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	290,000,000		1,449,632
European Investment Bank, Zero Coupon Bond, 3/10/2021	AUD	149,830,000		53,670,213
European Investment Bank, 11.250%, 2/14/2013	BRL	11,505,000		5,148,547
European Investment Bank, EMTN, Zero Coupon Bond, 4/24/2013, 144A	IDR	615,006,960,000		26,431,195
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	200,000,000		145,658,312
European Investment Bank, EMTN, 7.000%, 1/18/2012	NZD	16,500,000		9,935,904
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	297,000,000		126,110,572
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/20/2013	IDR	345,270,000,000		17,357,624
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	185,840,000		104,824,546
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	40,000,000		25,693,152
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	2,126,200,000		10,443,687
Nordic Investment Bank, EMTN, 11.250%, 4/16/2009	ISK	89,400,000		436,276

				527,159,660

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Technology – 2.5%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		$1,579,000	$1,298,727
Agilent Technologies, Inc., 6.500%, 11/01/2017		65,276,000	53,488,786
Alcatel-Lucent, EMTN, 6.375%, 4/07/2014	EUR	1,000,000	763,945
Amkor Technology, Inc., 7.125%, 3/15/2011		8,960,000	8,299,200
Amkor Technology, Inc., 7.750%, 5/15/2013		11,870,000	9,555,350
Arrow Electronics, Inc., 6.875%, 7/01/2013		14,165,000	13,488,926
Arrow Electronics, Inc., 6.875%, 6/01/2018		2,630,000	2,332,258
Avnet, Inc., 5.875%, 3/15/2014		36,145,000	31,087,989
Avnet, Inc., 6.000%, 9/01/2015		50,915,000	41,895,459
Avnet, Inc., 6.625%, 9/15/2016		15,245,000	12,697,789
Corning, Inc., 5.900%, 3/15/2014		9,330,000	8,728,924
Corning, Inc., 6.200%, 3/15/2016		5,155,000	4,610,838
Corning, Inc., 6.850%, 3/01/2029		10,821,000	8,168,383
Corning, Inc., 7.250%, 8/15/2036		5,645,000	4,252,870
Equifax, Inc., 7.000%, 7/01/2037		19,270,000	13,687,019
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		30,004,000	5,400,720
Lucent Technologies, Inc., 6.450%, 3/15/2029		67,787,000	25,759,060
Lucent Technologies, Inc., 6.500%, 1/15/2028		2,216,000	842,080
Motorola, Inc., 5.220%, 10/01/2097		13,780,000	5,546,037
Motorola, Inc., 6.500%, 9/01/2025		12,730,000	8,083,588
Motorola, Inc., 6.500%, 11/15/2028		24,175,000	15,230,250
Motorola, Inc., 6.625%, 11/15/2037		26,630,000	16,843,475
Nortel Networks Capital Corp., 7.875%, 6/15/2026(b)		12,035,000	1,925,600
Nortel Networks Corp., 1.750%, 4/15/2012(b)		1,045,000	148,913
Nortel Networks Ltd., 6.875%, 9/01/2023(b)		18,622,000	1,210,430
Nortel Networks Ltd., 10.125%, 7/15/2013(b)		22,825,000	4,279,687
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		4,807,000	4,602,121
Xerox Capital Trust I, 8.000%, 2/01/2027		25,890,000	18,233,550
Xerox Corp., 5.500%, 5/15/2012		1,170,000	1,013,302
Xerox Corp., 6.350%, 5/15/2018		1,230,000	916,350
Xerox Corp., MTN, 7.200%, 4/01/2016		615,000	473,550

			324,865,176

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(c)		11,070,000	498,150

Tobacco – 2.0%
Altria Group, Inc., 8.500%, 11/10/2013		81,665,000	88,569,776
Altria Group, Inc., 9.250%, 8/06/2019		88,840,000	94,987,195
Reynolds American, Inc., 6.750%, 6/15/2017		71,085,000	60,684,767
Reynolds American, Inc., 7.250%, 6/15/2037		17,990,000	13,135,758

			257,377,496

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(c)		20,469,000	14,380,905
Atlas Air, Inc., Series 1999-1, Class A-1, 7.200%, 7/02/2020		12,925,532	9,306,383
Atlas Air, Inc., Series 1999-1A, 6.880%, 1/02/2011		1,105,039	850,880
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016(e)		18,164,300	12,170,081

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Transportation Services – continued
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(e)		$15,689,997	$7,374,299
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(e)		9,260,147	9,074,944
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)		201,720	100,860
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)		39,925,752	29,944,314
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)		6,552,024	2,817,370

			86,020,036

Treasuries – 9.3%
Canadian Government, 2.750%, 12/01/2010	CAD	245,000	200,096
Canadian Government, 3.750%, 9/01/2011	CAD	1,535,000	1,291,687
Canadian Government, 3.750%, 6/01/2012	CAD	108,410,000	92,349,705
Canadian Government, 3.750%, 6/01/2019	CAD	246,645,000	212,588,506
Canadian Government, 4.250%, 9/01/2009	CAD	74,325,000	59,864,402
Canadian Government, 4.250%, 6/01/2018	CAD	297,760,000	266,141,893
Canadian Government, 5.250%, 6/01/2012	CAD	286,105,000	254,256,303
Canadian Government, 5.500%, 6/01/2009	CAD	1,000,000	799,810
New Zealand Government, 6.000%, 12/15/2017	NZD	33,000,000	19,781,422
Norwegian Government, 4.250%, 5/19/2017	NOK	668,075,000	103,915,874
Norwegian Government, 5.000%, 5/15/2015	NOK	319,620,000	52,067,022
Norwegian Government, 6.000%, 5/16/2011	NOK	530,990,000	85,275,957
Norwegian Government, 6.500%, 5/15/2013	NOK	379,945,000	64,657,025

			1,213,189,702

Wireless – 1.8%
ALLTEL Corp., 6.800%, 5/01/2029		13,027,000	11,998,935
ALLTEL Corp., 7.875%, 7/01/2032		79,594,000	80,902,526
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		38,349,000	20,324,970
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		19,698,000	11,227,860
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		53,899,000	29,913,945
Rogers Wireless, Inc., 6.375%, 3/01/2014		1,895,000	1,918,458
Rogers Wireless, Inc., 7.625%, 12/15/2011	CAD	6,990,000	5,814,651
Sprint Capital Corp., 6.875%, 11/15/2028		29,634,000	18,076,740
Sprint Capital Corp., 6.900%, 5/01/2019		23,845,000	16,810,725
Sprint Capital Corp., 8.750%, 3/15/2032		8,390,000	5,621,300
Sprint Nextel Corp., 6.000%, 12/01/2016		15,252,000	10,905,180
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		36,610,000	17,235,988
Vodafone Group PLC, 6.150%, 2/27/2037		2,120,000	1,998,901

			232,750,179

Wirelines – 6.4%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	24,426,325
AT&T, Inc., 6.150%, 9/15/2034		14,755,000	12,927,210
AT&T, Inc., 6.500%, 9/01/2037		150,305,000	135,638,539
AT&T, Inc., 6.550%, 2/15/2039		78,000	70,745
AT&T, Inc., 6.700%, 11/15/2013		66,840,000	71,388,729
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	7,868,000	5,720,026
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,790,000	3,837,620
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	12,705,000	9,110,557
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,835,000	28,725,763

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Wirelines – continued
BellSouth Corp., 6.550%, 6/15/2034		$1,525,000	$1,415,264
BellSouth Telecommunications, Inc., 7.000%, 12/01/2095		3,940,000	3,109,152
Embarq Corp., 7.995%, 6/01/2036		8,735,000	6,551,250
Frontier Communications Corp., 9.000%, 8/15/2031		730,000	500,963
GTE Corp., 6.940%, 4/15/2028		17,975,000	16,095,570
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(b)		640,000	3,200
Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030		10,505,000	10,884,115
Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016	GBP	1,600,000	2,307,170
Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015	EUR	2,750,000	3,401,877
Level 3 Financing, Inc., 8.750%, 2/15/2017		43,605,000	27,907,200
Level 3 Financing, Inc., 9.250%, 11/01/2014		17,580,000	12,130,200
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,905,000	2,710,746
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		30,365,000	20,648,200
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		64,147,000	40,412,610
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		15,025,000	10,667,750
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		40,420,000	26,677,200
Qwest Corp., 6.875%, 9/15/2033		40,555,000	26,563,525
Qwest Corp., 7.200%, 11/10/2026		1,505,000	1,023,400
Qwest Corp., 7.250%, 9/15/2025		9,920,000	6,547,200
Qwest Corp., 7.500%, 6/15/2023		3,275,000	2,472,625
Telecom Italia Capital SA, 5.250%, 11/15/2013		1,430,000	1,284,191
Telecom Italia Capital SA, 5.250%, 10/01/2015		1,575,000	1,327,968
Telecom Italia Capital SA, 6.000%, 9/30/2034		39,844,000	27,183,728
Telecom Italia Capital SA, 6.375%, 11/15/2033		26,495,000	19,304,416
Telefonica Emisiones SAU, 7.045%, 6/20/2036		153,917,000	158,154,027
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	33,451,418
Verizon Communications, Inc., 5.850%, 9/15/2035		70,136,000	59,588,668
Verizon Communications, Inc., 6.400%, 2/15/2038		15,000	13,598
Verizon Maryland, Inc., 5.125%, 6/15/2033		10,305,000	7,138,665
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		18,170,000	16,858,780

			838,180,190

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $14,887,174,771)			11,480,202,639

CONVERTIBLE BONDS – 2.9%

Healthcare – 0.2%
Affymetrix, Inc., 3.500%, 1/15/2038		18,449,000	9,685,725
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(c)(d)		7,122,000	1,424,400
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)		440,000	300,300
Life Technologies Corp., 1.500%, 2/15/2024		14,480,000	12,905,300

			24,315,725

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011	$24,646,000	$12,199,770

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	29,500,000	20,502,500

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	10,222,149	3,654,418
Sinclair Broadcast Group, Inc., 3.000%, 5/15/2027	365,000	208,963
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)	4,048,000	1,700,160

		5,563,541

Non-Captive Diversified – 0.1%
iStar Financial, Inc., 1.935%, 10/01/2012(g)	60,585,000	18,175,500

Oil Field Services – 0.1%
Transocean Ltd., 1.500%, 12/15/2037	10,990,000	8,998,062
Transocean Ltd., 1.500%, 12/15/2037	1,315,000	1,127,613

		10,125,675

Pharmaceuticals – 0.9%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	940,000	345,450
Human Genome Sciences, Inc., 2.250%, 8/15/2012	51,585,000	17,152,013
Nektar Therapeutics, 3.250%, 9/28/2012	26,120,000	16,912,700
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	34,125,000	32,674,687
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	34,079,000	30,159,915
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	11,201,000	14,715,314

		111,960,079

Technology – 0.2%
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	10,025,000	4,749,344
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	5,915,000	4,665,456
Maxtor Corp., 5.750%, 3/01/2012(c)	8,415,000	6,311,250
Nortel Networks Corp., 2.125%, 4/15/2014(b)	49,636,000	7,073,130
Richardson Electronics Ltd., 7.750%, 12/15/2011	395,000	316,000

		23,115,180

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	144,000	130,140

Wireless – 0.1%
Nextel Communications, Inc., 5.250%, 1/15/2010	3,595,000	3,464,681
NII Holdings, Inc., 3.125%, 6/15/2012	21,974,000	15,271,930

		18,736,611

Wirelines – 1.0%
Level 3 Communications, Inc., 2.875%, 7/15/2010	41,565,000	30,394,406
Level 3 Communications, Inc., 3.500%, 6/15/2012	46,770,000	19,409,550
Level 3 Communications, Inc., 5.250%, 12/15/2011	19,145,000	9,763,950

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Wirelines – continued
Level 3 Communications, Inc., 6.000%, 9/15/2009	$39,230,000	$37,856,950
Level 3 Communications, Inc., 6.000%, 3/15/2010	43,124,000	36,655,400
Level 3 Communications, Inc., 10.000%, 5/01/2011	3,655,000	2,371,181
Qwest Communications International, Inc., 3.500%, 11/15/2025	700,000	645,750

		137,097,187

TOTAL CONVERTIBLE BONDS
(Identified Cost $573,623,316)		381,921,908

MUNICIPALS – 1.1%

Alabama – 0.0%
Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	4,640,000	4,475,234

California – 0.5%
San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1 (FSA insured)	4,870,000	4,399,607
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C (MBIA insured)	5,425,000	3,713,901
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C, (Registered) (MBIA insured)	2,165,000	1,544,468
State of California, 4.500%, 8/01/2027 (AMBAC insured)	7,340,000	6,229,385
State of California, 4.500%, 10/01/2029	20,455,000	16,955,149
State of California, 4.500%, 8/01/2030 (AMBAC insured)	5,945,000	4,884,769
State of California, 4.500%, 8/01/2030	5,140,000	4,223,332
State of California (Various Purpose), 3.250%, 12/01/2027 (MBIA insured)	3,805,000	2,548,969
State of California (Various Purpose), 4.500%, 12/01/2033 (AMBAC insured)	17,945,000	14,269,505
University of California Regents Medical Center, 4.750%, 5/15/2031, Series A (MBIA insured)	1,260,000	1,121,728

		59,890,813

District Of Columbia – 0.0%
District of Columbia, 4.750%, 6/01/2036, Series A (FGIC insured)	4,640,000	4,142,082

Florida – 0.1%
Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A (MBIA insured)	4,640,000	3,571,454
Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B (MBIA insured)	7,355,000	6,390,760

		9,962,214

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Illinois – 0.1%
Chicago Board of Education, 4.750%, 12/01/2031, Series B (FSA insured)	$8,020,000	$7,264,596
Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A (FSA insured)	2,440,000	2,130,559

		9,395,155

Louisiana – 0.0%
State of Louisiana, 3.250%, 5/01/2026, Series C (FSA insured)	4,640,000	3,307,438

Massachusetts – 0.0%
Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A (AMBAC insured)	4,645,000	4,346,001

Michigan – 0.1%
Grosse Pointe Public School System, 3.000%, 5/01/2027 (FGIC insured)	2,800,000	2,064,608
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	21,670,000	12,649,862

		14,714,470

Nebraska – 0.1%
Omaha Public Power District, 4.500%, 2/01/2034, Series AA (FGIC insured)	11,595,000	10,398,163

Ohio – 0.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	10,390,000	5,695,175

Texas – 0.1%
Harris County, TX, 4.500%, 10/01/2031, Series B	13,125,000	12,169,631

Wisconsin – 0.1%
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026 (FSA insured)	3,170,000	2,609,322
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029 (FSA insured)	3,415,000	2,639,863
Wisconsin Housing & Economic Development Authority, 4.900%, 11/01/2035, Series E	1,185,000	1,069,475

		6,318,660

TOTAL MUNICIPALS
(Identified Cost $165,319,320)		144,815,036

TOTAL BONDS AND NOTES
(Identified Cost $15,626,117,407)		12,006,939,583

BANK LOANS – 0.9%

Automotive – 0.2%
Chrysler LLC, First Lien Term Loan, 5.260%, 8/03/2013(h)	156,337,665	24,102,578

Consumer Products – 0.0%
Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(h)	8,429,486	2,290,038

	Principal Amount (‡)	Value (†)

BANK LOANS – continued

Food & Beverage – 0.1%
Dole Food Co., Inc., Credit Link Deposit, 2.790%, 4/12/2013(h)	$819,260	$753,212
Dole Food Co., Inc., Tranche B Term Loan, 7.960%, 4/12/2013(h)	1,598,896	1,469,993
Dole Food Co., Inc., Tranche C Term Loan, 7.969%, 4/12/2013(h)	5,531,290	5,085,357

		7,308,562

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(b)(h)	43,686,570	17,024,220
Tribune Co., Term Loan X, 5.000%, 6/04/2009(b)(h)	4,666,005	1,217,547

		18,241,767

Oil Field Services – 0.0%
Dresser, Inc., Second Lien Term Loan, 6.988%, 5/04/2015(h)	3,515,000	1,370,850
Dresser, Inc., Term Loan, 3.456%, 5/04/2014(h)	1,734,381	1,274,770

		2,645,620

Paper – 0.1%
Georgia Pacific Corp., New Term Loan B, 3.258%, 12/20/2012(h)	6,736,016	5,957,736
Georgia Pacific Corp., Term Loan B1, 2.982%, 12/20/2012(h)	2,592,948	2,293,359

		8,251,095

Retailers – 0.0%
Harbor Freight Tools USA, Inc., Tranche C Term Loan, 9.581%, 2/12/2013(h)	2,369,559	1,676,463

Supranational – 0.1%
Level 3 Financing, Inc., New Term Loan, 3.309%, 3/13/2014(h)	7,875,000	5,911,211

Technology – 0.2%
Nuance Communications, Inc., Incremental Term Loan, 2.520%, 3/29/2013(h)	16,781,465	14,641,828
Nuance Communications, Inc., Term Loan, 2.520%, 3/31/2013(h)	777,995	678,801
Sungard Data Systems, Inc., Term Loan B, 2.697%, 2/28/2014(h)	18,248,329	15,373,122

		30,693,751

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(i)	23,877,293	10,673,150

TOTAL BANK LOANS
(Identified Cost $233,419,580)		111,794,235

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Shares	Value (†)

PREFERRED STOCKS – 0.9%

CONVERTIBLE PREFERRED STOCKS – 0.6%

Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	1,957,111	$15,715,602
General Motors Corp., 6.250%	104,656	265,826

		15,981,428

Capital Markets – 0.0%
Newell Financial Trust I, 5.250%	217,377	3,912,786

Commercial Banks – 0.0%
Wells Fargo & Co., Class A, Series L, 7.500%	8,193	3,924,365

Construction Materials – 0.0%
Williams Cos., Inc., 5.500%	25,000	1,343,750

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%	124,486	84,650

Diversified Financial Services – 0.1%
CIT Group, Inc., 8.750%	12,500	227,500
Sovereign Capital Trust, 4.375%	222,632	4,396,982

		4,624,482

Electric Utilities – 0.2%
AES Trust III, 6.750%	346,577	11,783,618
CMS Energy Trust I, 7.750%(c)(d)	208,375	6,251,250

		18,034,868

Machinery – 0.0%
United Rentals Trust, 6.500%	206,396	2,270,356

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	87,351	5,372,087
El Paso Energy Capital Trust I, 4.750%	189,879	4,746,975

		10,119,062

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%	53,600	201,000

Semiconductors & Semiconductor Equipment – 0.1%
Lucent Technologies Capital Trust, 7.750%	44,266	12,839,287

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $188,704,938)		73,336,034

NON-CONVERTIBLE PREFERRED STOCKS – 0.3%

Banking – 0.1%
Bank of America Corp., 7.250%	21,799	8,883,092

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust I, 6.000%(b)	55,575	1,111
Lehman Brothers Holdings, Inc., 5.670%(b)	103,114	619
Lehman Brothers Holdings, Inc., 5.940%(b)	109,313	109
Lehman Brothers Holdings, Inc., 6.500%(b)	479,083	1,198
Lehman Brothers Holdings, Inc., 7.250%(b)	40,860	30,236
Lehman Brothers Holdings, Inc., 7.950%(b)	513,734	2,826

		36,099

	Shares	Value (†)

PREFERRED STOCKS – continued

Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%	53,000	$431,950
CIT Group, Inc., Series A, 6.350%	779,310	4,956,411
Preferred Blocker, Inc., 144A, 7.000%	52,843	10,520,714

		15,909,075

Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	77,056
Entergy Arkansas, Inc., 4.320%	100	6,387
Entergy Mississippi, Inc., 4.360%	5,000	307,812
Entergy New Orleans, Inc., 4.360%	665	44,181
Entergy New Orleans, Inc., 4.750%	200	13,844
MDU Resources Group, Inc., 5.100%	1,091	109,305
Public Service Company of Oklahoma, 4.000%	360	24,795
Southern California Edison Co., 4.780%	50,100	1,024,545
Xcel Energy, Inc., 3.600%	1,100	67,375

		1,675,300

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	534,725	5,111,971
Federal Home Loan Mortgage Corp., 5.000%(e)(j)	104,800	94,320
Federal Home Loan Mortgage Corp., 5.570%(e)(j)	2,451,457	931,554
Federal Home Loan Mortgage Corp., 5.660%(e)(j)	624,479	249,792
Federal Home Loan Mortgage Corp., 5.700%(e)(j)	171,050	141,971
Federal Home Loan Mortgage Corp., 5.790%(e)(j)	399,250	307,422
Federal Home Loan Mortgage Corp., 5.810%(e)(j)	115,450	90,051
Federal Home Loan Mortgage Corp., 5.900%(e)(j)	310,023	142,611
Federal Home Loan Mortgage Corp., 6.000%(e)(j)	134,800	119,972
Federal Home Loan Mortgage Corp., 6.420%(e)(j)	125,980	100,784
Federal Home Loan Mortgage Corp., 6.550%(e)(j)	541,540	222,031
Federal Home Loan Mortgage Corp., 8.375%(e)(j)	5,366,843	2,468,748
Federal National Mortgage Association, 4.750%(e)(j)	270,954	197,796
Federal National Mortgage Association, 5.125%(e)(j)	204,700	141,243
Federal National Mortgage Association, 5.375%(e)(j)	146,350	209,280
Federal National Mortgage Association, 5.810%(e)(j)	79,850	91,828
Federal National Mortgage Association, 6.750%(e)(j)	123,143	61,572
Federal National Mortgage Association, 8.250%(e)(j)	9,415,246	6,684,825
Federal National Mortgage Association, 8.250%(e)(j)	250,000	175,000

		17,542,771

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $503,102,066)		44,046,337

TOTAL PREFERRED STOCKS
(Identified Cost $691,807,004)		117,382,371

COMMON STOCKS – 0.5%

Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc.(e)	894,548	25,700,364

Communications Equipment – 0.1%
Corning, Inc.	630,490	8,366,602

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(e)	645,508	9,321,135

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Shares/Principal Amount (‡)	Value (†)

COMMON STOCKS – continued

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	1,026,979	$17,520,262

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp.(e)(j)	6,751,988	5,131,511

TOTAL COMMON STOCKS
(Identified Cost $170,527,543)		66,039,874

CLOSED END INVESTMENT COMPANIES – 0.2%
BlackRock Senior High Income Fund, Inc.	191,806	441,154
Dreyfus High Yield Strategies Fund	1,033,274	2,531,521
DWS High Income Trust	177,909	523,052
Highland Credit Strategies Fund	860,000	3,990,400
Morgan Stanley Emerging Markets Debt Fund, Inc.	356,954	2,541,513
Van Kampen High Income Trust II	141,611	269,061
Western Asset High Income Opportunity Fund, Inc.	2,217,450	9,224,592
Western Asset Managed High Income Fund, Inc.	1,218,442	5,154,010

TOTAL CLOSED END INVESTMENT COMPANIES
(Identified Cost $44,128,623)		24,675,303

SHORT-TERM INVESTMENTS – 3.8%
State Street Navigator Securities Lending Prime Portfolio(l)	620,713	620,713
Repurchase Agreement with State Street Corp., dated 3/31/2009 at 0.000%, to be repurchased at $238,831 on 4/01/2009 collateralized by $245,000 U.S. Treasury Bill, due 5/28/2009 valued at $244,932 including accrued interest (Note 2h of Notes to Financial Statements)	$238,831	238,831
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000%, to be repurchased at $502,824,400 on 4/01/2009 collateralized by $20,865,000 Federal Home Loan Mortgage Corp., 2.680% due 11/16/2009 valued at $21,282,300; $24,395,000 Federal Home Loan Bank, 5.250% due 6/12/2009 valued at $25,014,633; $466,820,000 Federal National Mortgage Association Discount Note, due 6/30/2009 valued at $466,586,590 including accrued interest (Note 2h of Notes to Financial Statements)	502,824,400	502,824,400

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $503,683,944)		503,683,944

TOTAL INVESTMENTS – 97.7%
(Identified Cost $17,269,684,101)(a)		12,830,515,310
Other Assets Less Liabilities—2.3%		300,039,965

NET ASSETS – 100.0%		$13,130,555,275

(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(†) See Note 2a of Notes to Financial Statements.
(††) Amount shown represents units. One unit represents a principal amount of 25.
(†††) Amount shown represents units. One unit represents a principal amount of 100.

(a)           Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $17,280,466,454 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$140,356,615
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,590,307,759)

Net unrealized depreciation	$(4,449,951,144)

(b)	Non-income producing due to bankruptcy filing.
(c)	Illiquid security. At March 31, 2009, the value of these securities amounted to $435,643,888 or 3.3% of net assets.
(d)	Valued by management. At March 31, 2009 the value of these securities amounted to $178,592,335 or 1.4% of net assets.
(e)	Non-income producing security.
(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(h)	Variable rate security. Rate shown represents the weighted average rate at March 31, 2009.
(i)	All or a portion of interest payment is paid in-kind.
(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(k)	All or a portion of this security was on loan to brokers at March 31, 2009.
(l)	Represents investment of securities lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $1,447,490,780 or 11.0% of net assets.
ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Treasuries	9.3%
Wirelines	7.5
Non-Captive Diversified	6.2
Banking	4.1
Healthcare	4.1
Supranational	4.1
Retailers	3.9
Sovereigns	3.8
Electric	3.6
Technology	2.9
Media Cable	2.8
Paper	2.7
Oil Field Services	2.7
Non-Captive Consumer	2.6
Local Authorities	2.4
Automotive	2.3
Pharmaceuticals	2.3
Pipelines	2.2
Other Investments, less than 2% each	24.4
Short-Term Investments	3.8

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

CURRENCY EXPOSURE AT MARCH 31, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	71.7%
Canadian Dollar	8.8
New Zealand Dollar	2.7
Brazilian Real	2.7
Norwegian Krone	2.3
Mexican Peso	2.1
Other, less than 2% each	7.4

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – 90.6% of Net Assets

NON-CONVERTIBLE BONDS – 87.2%

ABS Credit Card – 0.5%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$4,265,000	$2,686,950

ABS Other – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	668,229

Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		175,000	101,500

Airlines – 0.4%
American Airlines, Inc., Series 1999-1, Class B, 7.324%, 4/15/2011		250,000	232,500
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		23,424	14,991
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		121,026	86,534
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		191,808	118,921
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016		452,605	316,824
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		1,779,089	1,049,663
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		1,205,685	819,865

			2,639,298

Automotive – 1.5%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	1,653,038
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	300,000	271,034
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	200,000	176,704
Ford Motor Co., 6.375%, 2/01/2029		730,000	206,225
Ford Motor Co., 6.500%, 8/01/2018		50,000	14,500
Ford Motor Co., 6.625%, 10/01/2028		2,435,000	687,888
Ford Motor Co., 7.125%, 11/15/2025		595,000	160,650
Ford Motor Co., 7.450%, 7/16/2031		5,065,000	1,608,137
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		750,000	642,421
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		230,000	153,792
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		500,000	413,203
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		565,000	371,336
General Motors Corp., 7.400%, 9/01/2025		250,000	28,750
General Motors Corp., 8.250%, 7/15/2023		4,435,000	548,831
General Motors Corp., 8.375%, 7/15/2033		275,000	34,375
GMAC LLC, 5.375%, 6/06/2011, 144A		2,268,000	1,610,280
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		375,000	210,000

			8,791,164

Banking – 6.2%
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	1,013,906
Bank of America Corp., 4.850%, 11/15/2014		500,000	348,669
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	1,734,637
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	175,000,000	4,884,111
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	45,000,000	1,244,114

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Banking – continued
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	18,710,000,000	$1,047,145
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		84,000	74,751
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		3,855,000	3,485,225
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		1,955,000	1,784,250
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		560,000	466,378
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		910,000	615,470
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	16,585,000	5,974,725
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	24,502,029,000	1,415,202
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	17,920,000,000	1,035,033
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	21,194,634,240	984,069
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	18,824,303,000	1,218,896
Kaupthing Bank, 1/15/2010, 144A(b)		200,000	10,250
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(b)		2,700,000	138,375
Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(b)		500,000	25,625
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		900,000	447,311
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	1,000,000	741,175
Morgan Stanley, 4.750%, 4/01/2014		1,795,000	1,467,551
Morgan Stanley, 5.375%, 10/15/2015		1,700,000	1,535,814
Morgan Stanley, 6.750%, 4/15/2011		1,290,000	1,290,993
Morgan Stanley, EMTN, 5.450%, 1/09/2017		370,000	323,750
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	350,000	397,576
Morgan Stanley, MTN, 6.250%, 8/09/2026		400,000	330,843
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		500,000	444,922
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		925,000	840,273
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	360,000,000	1,712,195

			37,033,234

Brokerage – 0.0%
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(b)		4,895,000	489
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(b)		390,000	39

			528

Building Materials – 0.4%
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	590,592
Owens Corning, Inc., 7.000%, 12/01/2036		2,050,000	1,148,783

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Building Materials – continued
USG Corp., 6.300%, 11/15/2016	$1,680,000	$890,400

		2,629,775

Chemicals – 0.5%
Borden, Inc., 7.875%, 2/15/2023	5,240,000	524,000
Borden, Inc., 8.375%, 4/15/2016	55,000	5,500
Borden, Inc., 9.200%, 3/15/2021	905,000	90,500
ICI Wilmington, Inc., 5.625%, 12/01/2013	115,000	110,463
Lubrizol Corp., 5.500%, 10/01/2014	365,000	335,375
Lubrizol Corp., 6.500%, 10/01/2034	1,170,000	893,471
Methanex Corp., 6.000%, 8/15/2015	1,565,000	1,064,159

		3,023,468

Commercial Mortgage-Backed Securities – 0.1%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	95,000	70,274
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,000,000	537,500

		607,774

Construction Machinery – 0.3%
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	100,000	85,795
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	1,295,000	1,257,603
Toro Co., 6.625%, 5/01/2037(c)	965,000	579,000
United Rentals North America, Inc., 7.000%, 2/15/2014	55,000	27,775

		1,950,173

Distributors – 0.1%
ONEOK, Inc., 6.000%, 6/15/2035	1,000,000	683,519

Electric – 3.7%
AES Corp. (The), 7.750%, 3/01/2014	730,000	653,350
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	4,255,000	3,160,869
Dynegy Holdings, Inc., 7.125%, 5/15/2018	380,000	201,400
Dynegy Holdings, Inc., 7.625%, 10/15/2026	810,000	340,200
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,589,000	1,629,458
Enersis SA, 7.375%, 1/15/2014	275,000	285,540
Enersis SA, 7.400%, 12/01/2016	4,000,000	4,144,324
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,920,347	3,417,562
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	695,000	278,000
NiSource Finance Corp., 5.250%, 9/15/2017	250,000	186,355
NiSource Finance Corp., 6.150%, 3/01/2013	850,000	742,399
NiSource Finance Corp., 6.400%, 3/15/2018	2,855,000	2,310,143
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	688,810	674,118
Quezon Power Philippines Co., 8.860%, 6/15/2017	1,319,500	1,187,550
TXU Corp., Series P, 5.550%, 11/15/2014	765,000	263,925
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	424,995
TXU Corp., Series R, 6.550%, 11/15/2034	1,275,000	345,563
White Pine Hydro LLC, 6.310%, 7/10/2017(c)	450,000	400,416

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Electric – continued
White Pine Hydro LLC, 6.960%, 7/10/2037(c)	$670,000	$512,599
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	1,280,000	1,151,973

		22,310,739

Entertainment – 1.4%
Six Flags, Inc., 9.625%, 6/01/2014	100,000	8,250
Time Warner, Inc., 6.500%, 11/15/2036	910,000	748,497
Time Warner, Inc., 6.625%, 5/15/2029	2,065,000	1,743,318
Time Warner, Inc., 6.950%, 1/15/2028	875,000	773,225
Time Warner, Inc., 7.625%, 4/15/2031	730,000	652,273
Time Warner, Inc., 7.700%, 5/01/2032	1,155,000	1,038,618
Viacom, Inc., Class B, 6.875%, 4/30/2036	4,880,000	3,560,482

		8,524,663

Food & Beverage – 0.3%
Corn Products International, Inc., 6.625%, 4/15/2037	1,540,000	1,269,485
Sara Lee Corp., 6.125%, 11/01/2032	295,000	248,434

		1,517,919

Government Owned – No Guarantee – 0.2%
DP World Ltd., 6.850%, 7/02/2037, 144A	2,000,000	956,898

Healthcare – 2.2%
Boston Scientific Corp., 5.450%, 6/15/2014	290,000	265,350
Boston Scientific Corp., 6.400%, 6/15/2016	860,000	799,800
Boston Scientific Corp., 7.000%, 11/15/2035	860,000	731,000
HCA, Inc., 5.750%, 3/15/2014	455,000	298,025
HCA, Inc., 6.250%, 2/15/2013	2,345,000	1,758,750
HCA, Inc., 6.375%, 1/15/2015	410,000	268,550
HCA, Inc., 6.500%, 2/15/2016	610,000	399,550
HCA, Inc., 6.750%, 7/15/2013	115,000	85,963
HCA, Inc., 7.050%, 12/01/2027	3,545,000	1,843,400
HCA, Inc., 7.190%, 11/15/2015	560,000	378,302
HCA, Inc., 7.500%, 12/15/2023	840,000	445,059
HCA, Inc., 7.500%, 11/06/2033	1,440,000	720,000
HCA, Inc., 7.690%, 6/15/2025	2,660,000	1,385,344
HCA, Inc., 8.360%, 4/15/2024	1,775,000	995,283
HCA, Inc., MTN, 7.580%, 9/15/2025	2,930,000	1,503,415
HCA, Inc., MTN, 7.750%, 7/15/2036	430,000	217,493
Owens & Minor, Inc., 6.350%, 4/15/2016(c)	320,000	287,782
Tenet Healthcare Corp., 6.500%, 6/01/2012	105,000	89,348
Tenet Healthcare Corp., 6.875%, 11/15/2031	1,075,000	532,125
Tenet Healthcare Corp., 7.375%, 2/01/2013	85,000	67,575

		13,072,114

Home Construction – 1.1%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	115,000	31,050
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	155,000	42,625
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	115,000	29,900
Lennar Corp., Series B, 5.600%, 5/31/2015	1,700,000	1,211,250
Pulte Homes, Inc., 5.200%, 2/15/2015	1,305,000	1,032,581
Pulte Homes, Inc., 6.000%, 2/15/2035	3,920,000	2,391,200
Pulte Homes, Inc., 6.375%, 5/15/2033	1,960,000	1,195,600

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Home Construction – continued
Toll Brothers Finance Corp., 5.150%, 5/15/2015		$565,000	$476,577

			6,410,783

Independent Energy – 2.1%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		3,230,000	2,781,934
Anadarko Petroleum Corp., 6.450%, 9/15/2036		2,845,000	1,988,556
Chesapeake Energy Corp., 6.500%, 8/15/2017		380,000	309,700
Chesapeake Energy Corp., 6.875%, 1/15/2016		200,000	168,000
Chesapeake Energy Corp., 6.875%, 11/15/2020		900,000	704,250
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		792,000	249,480
Pioneer Natural Resources Co., 5.875%, 7/15/2016		435,000	320,978
Pioneer Natural Resources Co., 7.200%, 1/15/2028		1,465,000	898,586
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,820,000	3,419,339
Talisman Energy, Inc., 5.850%, 2/01/2037		550,000	371,203
Talisman Energy, Inc., 6.250%, 2/01/2038		1,485,000	1,047,561
XTO Energy, Inc., 6.100%, 4/01/2036		155,000	131,125

			12,390,712

Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		1,575,000	897,750

Integrated Energy – 0.2%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,260,841	1,273,449

Life Insurance – 0.3%
Hartford Life Insurance Co., 2.230%, 9/15/2011(d)		500,000	392,945
John Hancock Insurance Co., 1.880%, 4/15/2009(d)		500,000	498,090
Principal Life Income Funding Trust, 5.000%, 10/15/2014		500,000	499,968
Protective Life Secured Trust, 1.760%, 9/10/2014(d)		1,000,000	441,560

			1,832,563

Local Authorities – 6.1%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000	2,381,267
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	845,000	617,941
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,280,000	3,029,352
Province of Alberta, 5.930%, 9/16/2016	CAD	868,201	777,670
Province of British Columbia, Zero Coupon Bond, 8/23/2013	CAD	11,700,000	8,221,830
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	19,825,000	15,869,277
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000	1,567,909
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)		7,910,000	3,894,963

			36,360,209

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		$150,000		$111,000

Media Cable – 4.1%
Comcast Corp., 5.650%, 6/15/2035		2,660,000		2,106,457
Comcast Corp., 6.450%, 3/15/2037		2,645,000		2,310,804
Comcast Corp., 6.500%, 11/15/2035		3,240,000		2,861,785
Comcast Corp., 6.950%, 8/15/2037		7,695,000		7,165,676
CSC Holdings, Inc., 6.750%, 4/15/2012		200,000		192,500
CSC Holdings, Inc., 7.625%, 4/01/2011		50,000		49,625
CSC Holdings, Inc., 7.875%, 2/15/2018		170,000		155,550
CSC Holdings, Inc., 8.500%, 4/15/2014, 144A		1,000,000		985,000
TCI Communications, Inc., 7.875%, 2/15/2026		550,000		505,173
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000		1,262,402
Time Warner Cable, Inc., 6.750%, 7/01/2018		6,500,000		6,101,576
Virgin Media Finance PLC, 9.125%, 8/15/2016		400,000		372,000
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	250,000		317,461

				24,386,009

Media Non-Cable – 0.5%
Clear Channel Communications, Inc., 4.250%, 5/15/2009		85,000		75,650
Clear Channel Communications, Inc., 4.900%, 5/15/2015		785,000		109,900
Clear Channel Communications, Inc., 5.500%, 12/15/2016		50,000		7,000
News America, Inc., 6.150%, 3/01/2037		2,630,000		1,917,565
News America, Inc., 6.200%, 12/15/2034		795,000		571,890

				2,682,005

Non-Captive Consumer – 1.5%
SLM Corp., 6.000%, 12/15/2043		31,725	(††)	291,473
SLM Corp., MTN, 5.125%, 8/27/2012		420,000		226,311
SLM Corp., Series A, MTN, 4.000%, 1/15/2010		475,000		400,832
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		455,000		341,250
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		1,600,000		850,829
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		200,000		90,000
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		2,920,000		1,602,254
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		235,000		121,776
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		405,000		251,100
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		7,511,000		4,056,901
SLM Corp., Series B, MTN, 2.241%, 9/15/2009(d)		500,000		482,925

				8,715,651

Non-Captive Diversified – 3.4%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		845,000		494,325
CIT Group, Inc., 4.750%, 12/15/2010		135,000		108,868
CIT Group, Inc., 5.050%, 9/15/2014		500,000		117,654
CIT Group, Inc., 5.400%, 2/13/2012		10,000		6,447
CIT Group, Inc., 5.400%, 1/30/2016		108,000		64,731
CIT Group, Inc., 5.500%, 12/01/2014	GBP	800,000		482,110
CIT Group, Inc., 5.600%, 4/27/2011		432,000		315,328
CIT Group, Inc., 5.800%, 10/01/2036		561,000		308,993
CIT Group, Inc., 5.850%, 9/15/2016		10,000		5,656

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Non-Captive Diversified – continued
CIT Group, Inc., 12.000%, 12/18/2018, 144A		$4,237,000	$2,192,647
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	750,000	458,367
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,150,000	641,714
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	550,000	314,214
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	600,000	361,582
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		85,000	72,862
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	400,000	318,864
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		673,000	397,070
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		263,000	160,128
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,000,000	637,728
CIT Group, Inc., MTN, 5.125%, 9/30/2014		762,000	460,619
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		265,000	124,937
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		304,000	176,054
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	830,000	541,227
General Electric Capital Corp., 5.625%, 5/01/2018		120,000	104,343
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		85,000	60,714
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(c)(e)	NZD	1,345,000	629,008
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		1,145,000	1,016,319
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(c)(e)	NZD	9,210,000	4,335,127
GMAC LLC, 4.750%, 9/14/2009, 144A		874,000	744,272
GMAC LLC, 5.625%, 5/15/2009		800,000	757,218
GMAC LLC, 5.750%, 9/27/2010, 144A		309,000	234,840
GMAC LLC, 6.000%, 12/15/2011, 144A		1,305,000	888,457
GMAC LLC, 6.875%, 8/28/2012, 144A		224,000	150,432
GMAC LLC, 7.000%, 2/01/2012, 144A		253,000	174,752
GMAC LLC, 7.500%, 12/31/2013, 144A		682,000	327,824
GMAC LLC, 8.000%, 12/31/2018, 144A		1,460,000	423,853
GMAC LLC, 8.000%, 11/01/2031, 144A		181,000	87,090
iStar Financial, Inc., 5.500%, 6/15/2012		85,000	28,900
iStar Financial, Inc., 5.650%, 9/15/2011		135,000	55,350
iStar Financial, Inc., 5.875%, 3/15/2016		30,000	8,700
iStar Financial, Inc., 6.050%, 4/15/2015		30,000	8,700
iStar Financial, Inc., 8.625%, 6/01/2013		2,495,000	779,687
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		95,000	27,550
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		1,245,000	379,725

			19,984,986

Oil Field Services – 0.1%
North American Energy Partners, Inc., 8.750%, 12/01/2011		1,000,000	730,000

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018		2,000,000	1,940,000

Paper – 1.8%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		650,000	52,000
Georgia-Pacific LLC, 7.250%, 6/01/2028		2,000,000	1,390,000
Georgia-Pacific LLC, 7.375%, 12/01/2025		2,868,000	2,043,450

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Paper – continued
Georgia-Pacific LLC, 7.750%, 11/15/2029	$6,005,000	$4,443,700
Georgia-Pacific LLC, 8.000%, 1/15/2024	132,000	104,940
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)	335,000	38,944
Westvaco Corp., 7.950%, 2/15/2031	1,045,000	798,855
Westvaco Corp., 8.200%, 1/15/2030	1,080,000	851,430
Weyerhaeuser Co., 7.375%, 3/15/2032	1,565,000	1,045,766

		10,769,085

Pharmaceuticals – 0.6%
Elan Financial PLC, 7.750%, 11/15/2011	4,235,000	3,557,400
Elan Financial PLC, 8.875%, 12/01/2013	335,000	268,000

		3,825,400

Pipelines – 1.9%
DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,740,000	1,127,962
El Paso Corp., 6.950%, 6/01/2028	925,000	637,897
El Paso Corp., 12.000%, 12/12/2013	2,195,000	2,310,237
El Paso Corp., MTN, 7.800%, 8/01/2031	250,000	186,800
Enterprise Products Operating LLP, 6.300%, 9/15/2017	1,550,000	1,428,671
Knight, Inc., 6.500%, 9/01/2012	90,000	83,925
Knight, Inc., Senior Note, 5.150%, 3/01/2015	305,000	256,200
Plains All American Pipeline LP, 6.125%, 1/15/2017	1,785,000	1,516,636
Plains All American Pipeline LP, 6.650%, 1/15/2037	3,850,000	2,790,495
Williams Cos., Inc. (The), 7.500%, 1/15/2031	1,000,000	790,000

		11,128,823

Property & Casualty Insurance – 2.0%
Allstate Corp., 5.950%, 4/01/2036	540,000	390,695
Axis Capital Holdings Ltd., 5.750%, 12/01/2014	80,000	66,534
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	1,190,000	1,049,308
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	775,000	690,995
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	180,000	119,450
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	4,570,000	4,658,695
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	1,545,000	478,950
Travelers Cos., Inc. (The), 6.250%, 6/15/2037	1,925,000	1,761,313
Travelers Property Casualty Corp., 6.375%, 3/15/2033	1,400,000	1,305,185
White Mountains RE Group, 6.375%, 3/20/2017, 144A	2,140,000	1,561,237

		12,082,362

Railroads – 0.2%
CSX Corp., MTN, 6.000%, 10/01/2036	1,575,000	1,106,208
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	500,000	275,000

		1,381,208

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

REITs – 1.4%
Camden Property Trust, 5.700%, 5/15/2017		$1,495,000		$1,097,539
Colonial Realty LP, 4.750%, 2/01/2010		15,000		14,424
Duke Realty LP, 5.950%, 2/15/2017		210,000		125,589
ERP Operating LP, 5.125%, 3/15/2016		70,000		55,234
Highwoods Properties, Inc., 5.850%, 3/15/2017		3,485,000		2,155,037
Highwoods Properties, Inc., 7.500%, 4/15/2018		475,000		313,023
ProLogis, 5.625%, 11/15/2015		100,000		54,000
ProLogis, 5.750%, 4/01/2016		80,000		43,965
Realty Income Corp., 6.750%, 8/15/2019		1,000,000		690,284
Simon Property Group LP, 5.250%, 12/01/2016		1,000,000		744,863
Simon Property Group LP, 5.300%, 5/30/2013		685,000		559,319
Simon Property Group LP, 5.750%, 12/01/2015		65,000		50,184
Simon Property Group LP, 5.875%, 3/01/2017		200,000		154,272
Simon Property Group LP, 10.350%, 4/01/2019		2,030,000		1,972,914

				8,030,647

Restaurants – 0.1%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	1,000,000		672,784

Retailers – 1.5%
Dillard’s, Inc., 7.750%, 7/15/2026		1,025,000		338,250
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000		885,500
Home Depot, Inc. (The), 5.875%, 12/16/2036		6,693,000		4,739,855
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		2,110,000		1,319,083
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		575,000		401,610
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		1,036,800
Toys R Us, Inc., 7.875%, 4/15/2013		750,000		263,438

				8,984,536

Sovereigns – 3.0%
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		210,119
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	7,590,000,000		447,617
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(†††)	901,694
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(†††)	2,137,993
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	1,015,000	(†††)	7,658,539
Republic of Brazil, 10.250%, 1/10/2028	BRL	14,885,000		5,871,225
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000		281,550
Republic of Iceland, Zero Coupon Bond, 4/15/2009	ISK	50,000,000		242,280
Republic of Iceland, 7.000%, 3/17/2010	ISK	21,715,000		103,438
Republic of Iceland, 8.500%, 6/12/2009	ISK	29,080,000		140,293

				17,994,748

Supermarkets – 1.4%
American Stores Co., 8.000%, 6/01/2026		25,000		21,375
New Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000		5,407,450
New Albertson’s, Inc., 7.750%, 6/15/2026		1,470,000		1,231,125
New Albertson’s, Inc., 8.000%, 5/01/2031		565,000		461,887
New Albertson’s, Inc., 8.700%, 5/01/2030		5,000		4,275

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Supermarkets – continued
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		$1,745,000	$1,282,575

			8,408,687

Supranational – 6.8%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	20,000,000	99,975
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	6,000,000	4,369,749
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	30,000,000	12,738,442
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	19,735,000	11,131,685
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	17,000,000	10,919,590
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	210,000,000	1,031,499
Nordic Investment Bank, EMTN, 11.250%, 4/16/2009	ISK	4,800,000	23,424

			40,314,364

Technology – 2.3%
Agilent Technologies, Inc., 6.500%, 11/01/2017		5,215,000	4,273,301
Amkor Technology, Inc., 7.125%, 3/15/2011		725,000	671,531
Amkor Technology, Inc., 7.750%, 5/15/2013		470,000	378,350
Arrow Electronics, Inc., 6.875%, 7/01/2013		2,850,000	2,713,974
Avnet, Inc., 6.000%, 9/01/2015		1,645,000	1,353,590
Avnet, Inc., 6.625%, 9/15/2016		130,000	108,279
Corning, Inc., 6.200%, 3/15/2016		250,000	223,610
Corning, Inc., 6.850%, 3/01/2029		450,000	339,689
Corning, Inc., 7.250%, 8/15/2036		1,175,000	885,230
Lucent Technologies, Inc., 6.450%, 3/15/2029		250,000	95,000
Motorola, Inc., 5.220%, 10/01/2097		515,000	207,272
Motorola, Inc., 6.500%, 11/15/2028		815,000	513,450
Motorola, Inc., 6.625%, 11/15/2037		995,000	629,337
Nortel Networks Capital Corp., 7.875%, 6/15/2026(b)		150,000	24,000
Nortel Networks Ltd., 6.875%, 9/01/2023(b)		1,325,000	86,125
Nortel Networks Ltd., 10.125%, 7/15/2013(b)		1,000,000	187,500
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		1,100,100	1,053,213

			13,743,451

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(c)		3,250,000	146,250

Tobacco – 1.7%
Altria Group, Inc., 9.250%, 8/06/2019		6,465,000	6,912,339
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	2,834,261
Reynolds American, Inc., 7.250%, 6/15/2037		810,000	591,438

			10,338,038

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(c)		2,500,000	1,756,425
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016(f)		1,326,184	888,543

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Transportation Services – continued
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(f)		$394,351	$386,464
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)		1,500,291	1,125,219

			4,156,651

Treasuries – 16.7%
Canadian Government, 2.750%, 12/01/2010	CAD	12,760,000	10,421,341
Canadian Government, 3.750%, 9/01/2011	CAD	18,145,000	15,268,828
Canadian Government, 3.750%, 6/01/2012	CAD	14,255,000	12,143,207
Canadian Government, 3.750%, 6/01/2019	CAD	7,385,000	6,365,287
Canadian Government, 4.250%, 9/01/2009	CAD	16,520,000	13,305,885
Canadian Government, 4.250%, 6/01/2018	CAD	9,615,000	8,594,016
Canadian Government, 5.250%, 6/01/2012	CAD	22,355,000	19,866,481
Norwegian Government, 4.250%, 5/19/2017	NOK	56,415,000	8,775,084
Norwegian Government, 5.000%, 5/15/2015	NOK	9,425,000	1,535,360
Norwegian Government, 6.000%, 5/16/2011	NOK	11,705,000	1,879,800
Norwegian Government, 6.500%, 5/15/2013	NOK	8,410,000	1,431,169

			99,586,458

Wireless – 1.4%
ALLTEL Corp., 6.800%, 5/01/2029		150,000	138,162
ALLTEL Corp., 7.875%, 7/01/2032		2,230,000	2,266,661
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		4,585,000	2,430,050
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		745,000	424,650
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,745,000	968,475
Rogers Cable, Inc., 5.500%, 3/15/2014		150,000	146,648
Sprint Capital Corp., 6.875%, 11/15/2028		1,262,000	769,820
Sprint Capital Corp., 6.900%, 5/01/2019		870,000	613,350
Sprint Capital Corp., 8.750%, 3/15/2032		300,000	201,000
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	642,070

			8,600,886

Wirelines – 5.9%
AT&T Corp., 6.500%, 3/15/2029		355,000	311,258
AT&T, Inc., 6.500%, 9/01/2037		6,600,000	5,955,985
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	155,000	112,685
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	195,000	129,246
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	690,000	494,788
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	376,033
Embarq Corp., 7.082%, 6/01/2016		235,000	211,500
Embarq Corp., 7.995%, 6/01/2036		200,000	150,000
GTE Corp., 6.940%, 4/15/2028		350,000	313,405
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(b)		75,000	375
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	345,000
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		3,305,000	2,247,400
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		7,205,000	4,539,150
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		350,000	248,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		775,000	511,500
Qwest Corp., 6.875%, 9/15/2033		790,000	517,450
Qwest Corp., 7.200%, 11/10/2026		1,780,000	1,210,400
Qwest Corp., 7.250%, 9/15/2025		1,220,000	805,200

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Wirelines – continued
Telecom Italia Capital SA, 6.000%, 9/30/2034	$1,330,000	$907,398
Telecom Italia Capital SA, 6.375%, 11/15/2033	1,320,000	961,760
Telefonica Emisiones SAU, 7.045%, 6/20/2036	11,330,000	11,641,892
Verizon Communications, Inc., 5.850%, 9/15/2035	3,975,000	3,377,224

		35,368,149

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $641,164,064)		520,445,589

CONVERTIBLE BONDS – 3.1%

Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023	50,000	37,000

Healthcare – 0.1%
Affymetrix, Inc., 3.500%, 1/15/2038	604,000	317,100
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(c)(e)	250,000	50,000

		367,100

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011	1,290,000	638,550

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,430,000	993,850

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	454,134	162,353
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(g)	500,000	210,000

		372,353

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 1.935%, 10/01/2012(d)	380,000	114,000

Pharmaceuticals – 1.1%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	175,000	64,313
Human Genome Sciences, Inc., 2.250%, 8/15/2012	205,000	68,163
Nektar Therapeutics, 3.250%, 9/28/2012	1,065,000	689,587
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	1,035,000	991,012
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,095,000	969,075
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	2,770,000	3,639,087

		6,421,237

Pipelines – 0.2%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012	1,467,700	1,449,354

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Technology – 0.4%
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	$3,585,000	$1,698,394
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	380,000	299,725
Maxtor Corp., 5.750%, 3/01/2012(c)	363,000	272,250
Nortel Networks Corp., 2.125%, 4/15/2014(b)	248,000	35,340
Richardson Electronics Ltd., 7.750%, 12/15/2011	263,000	210,400

		2,516,109

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	74,000	66,878

Wirelines – 0.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010	3,870,000	2,829,937
Level 3 Communications, Inc., 6.000%, 9/15/2009	2,685,000	2,591,025
Level 3 Communications, Inc., 6.000%, 3/15/2010	125,000	106,250
Qwest Communications International, Inc., 3.500%, 11/15/2025	250,000	230,625

		5,757,837

TOTAL CONVERTIBLE BONDS
(Identified Cost $22,342,709)		18,734,268

MUNICIPALS – 0.3%

Michigan – 0.3%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c) (Identified Cost $2,479,857)	2,480,000	1,447,700

TOTAL BONDS AND NOTES
(Identified Cost $665,986,630)		540,627,557

BANK LOANS – 0.3%

Consumer Products – 0.0%
Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(h)	332,416	90,308

Food & Beverage – 0.0%
Dole Food Co., Inc., Credit Link Deposit, 2.790%, 4/12/2013(h)	17,547	16,132
Dole Food Co., Inc., Tranche B Term Loan, 7.960%, 4/12/2013(h)	11,401	10,482
Dole Food Co., Inc., Tranche C Term Loan, 7.969%, 4/12/2013(h)	55,443	50,973

		77,587

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(b)(h)	1,658,463	646,286
Tribune Co., Term Loan X, 5.000%, 6/04/2009(b)(h)	74,971	19,563

		665,849

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BANK LOANS – continued

Supranational – 0.1%
Level 3 Financing, Inc., New Term Loan, 3.309%, 3/13/2014(h)	$345,000	$258,968

Technology – 0.1%
Sungard Data Systems, Inc., Term Loan B, 2.697%, 2/28/2014(h)	802,946	676,434

Wirelines – 0.0%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(i)	475,911	212,732

TOTAL BANK LOANS
(Identified Cost $3,029,860)		1,981,878

	Shares

PREFERRED STOCKS – 1.2%

CONVERTIBLE PREFERRED STOCKS – 0.8%

Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	79,845	641,155

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	25,075	451,350

Diversified Financial Services – 0.2%
Sovereign Capital Trust, 4.375%	55,343	1,093,024

Electric Utilities – 0.1%
AES Trust III, 6.750%	10,000	340,000

Machinery – 0.1%
United Rentals Trust, 6.500%	30,199	332,189

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	775	47,663
El Paso Energy Capital Trust I, 4.750%	20,200	505,000

		552,663

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	2,500	9,375

Semiconductors & Semiconductor Equipment – 0.1%
Lucent Technologies Capital Trust, 7.750%	3,715	1,077,530

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $10,672,629)		4,497,286

NON-CONVERTIBLE PREFERRED STOCKS – 0.4%

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust I, 6.000%(b)	2,075	42
Lehman Brothers Holdings, Inc., 5.670%(b)	3,878	23
Lehman Brothers Holdings, Inc., 5.940%(b)	4,120	4
Lehman Brothers Holdings, Inc., 6.500%(b)	18,030	45
Lehman Brothers Holdings, Inc., 7.250%(b)	2,025	1,499
Lehman Brothers Holdings, Inc., 7.950%(b)	18,522	102

		1,715

	Shares	Value (†)

NON-CONVERTIBLE PREFERRED STOCKS – continued

Diversified Financial Services – 0.2%
Bank of America Corp., 6.375%	5,000	$40,750
Bank of America Corp., Series L, 7.250%	2,844	1,158,930
Preferred Blocker, Inc., 7.000%, 144A	1,121	223,184

		1,422,864

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	5,979
Entergy New Orleans, Inc., 4.750%	2,876	199,073
MDU Resources Group, Inc., 5.100%	254	25,448
Public Service Electric & Gas Co., 4.180%	1,950	136,539
Union Electric Co., 4.500%	4,670	312,890
Xcel Energy, Inc., 4.110%	100	6,947

		686,876

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	20,975	200,521
Federal Home Loan Mortgage Corp., 5.000%(f)(j)	4,150	3,735
Federal Home Loan Mortgage Corp., 5.570%(f)(j)	63,750	24,225
Federal Home Loan Mortgage Corp., 5.660%(f)(j)	18,900	7,560
Federal Home Loan Mortgage Corp., 5.700%(f)(j)	6,550	5,437
Federal Home Loan Mortgage Corp., 5.790%(f)(j)	12,100	9,317
Federal Home Loan Mortgage Corp., 5.810%(f)(j)	4,250	3,315
Federal Home Loan Mortgage Corp., 5.900%(f)(j)	9,400	4,324
Federal Home Loan Mortgage Corp., 6.000%(f)(j)	5,350	4,762
Federal Home Loan Mortgage Corp., 6.420%(f)(j)	3,800	3,040
Federal Home Loan Mortgage Corp., 6.550%(f)(j)	24,825	10,178
Federal Home Loan Mortgage Corp., 8.375%(f)(j)	88,575	40,744
Federal National Mortgage Association, 4.750%(f)(j)	8,200	5,986
Federal National Mortgage Association, 5.125%(f)(j)	2,900	2,001
Federal National Mortgage Association, 5.375%(f)(j)	5,800	8,294
Federal National Mortgage Association, 5.810%(f)(j)	2,400	2,760
Federal National Mortgage Association, 6.750%(f)(j)	3,750	1,875
Federal National Mortgage Association, 8.250%(f)(j)	119,675	84,969

		423,043

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $11,523,389)		2,534,498

TOTAL PREFERRED STOCKS
(Identified Cost $22,196,018)		7,031,784

COMMON STOCKS – 0.7%

Communications Equipment – 0.5%
Corning, Inc.	205,167	2,722,566

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(f)	35,353	510,497

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	54,259	925,659

TOTAL COMMON STOCKS
(Identified Cost $5,011,989)		4,158,722

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

SHORT-TERM INVESTMENTS – 5.5%
Repurchase Agreement with State Street Corp., dated 3/31/2009 at 0.000%, to be repurchased at $3,331 on 4/01/2009 collateralized by $5,000 U.S. Treasury Bill, due 5/28/2009 valued at $4,999 including accrued interest (Note 2h of Notes to Financial Statements)	$3,331	$3,331
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $32,510,155, on 4/01/2009 collateralized by $33,180,000 Federal National Mortgage Association Discount Note, due 6/30/2009 valued at $33,163,410 including accrued interest (Note 2h of Notes to Financial Statements)	32,510,155	32,510,155

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $32,513,486)		32,513,486

TOTAL INVESTMENTS – 98.3%
(Identified Cost $728,737,983)(a)		586,313,427
Other assets less liabilities—1.7%		10,291,348

NET ASSETS – 100.0%		$596,604,775

(†) See Note 2a of Notes to Financial Statements.
(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(††) Amount shown represents units. One unit represents a principal amount of 25.
(†††) Amount shown represents units. One unit represents a principal amount of 100.

(a)       Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash. Amortization of premium on debt securities is excluded for tax purposes.): At March 31, 2009, the net unrealized depreciation on investments based on a cost of $730,189,194 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$10,996,086
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(154,871,853)

Net unrealized depreciation		$(143,875,767)

(b)	Non-income producing due to bankruptcy filing.
(c)	Illiquid security. At March 31, 2009, the value of these securities amounted to $18,899,362 or 3.2% of net assets.
(d)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(e)	Valued by management. At March 31, 2009 the value of these securities amounted to $5,014,135 or 0.8% of net assets.
(f)	Non-income producing security.
(g)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at March 31, 2009.
(i)	All or a portion of interest payment is paid in-kind.
(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $46,751,972 or 7.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Treasuries	16.7%
Supranational	6.9
Wirelines	6.8
Banking	6.2
Local Authorities	6.1
Media Cable	4.1
Electric	3.7
Non-Captive Diversified	3.4
Sovereigns	3.0
Technology	2.8
Healthcare	2.3
Pipelines	2.1
Independent Energy	2.1
Property & Casualty Insurance	2.0
Other Investments, less than 2% each	24.6
Short-Term Investments	5.5

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

CURRENCY EXPOSURE AT MARCH 31, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	60.7%
Canadian Dollar	19.5
Brazilian Real	4.2
New Zealand Dollar	2.7
Norwegian Krone	2.3
Other, less than 2% each	8.9

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – 93.8% of Net Assets

NON-CONVERTIBLE BONDS – 93.7%

Argentina – 0.3%
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		$8,050,000	$4,588,500

Australia – 0.9%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	16,675,000	12,255,442

Austria – 1.6%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010	JPY	1,944,000,000	19,721,137
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A		7,350,000	3,307,500

			23,028,637

Belgium – 2.7%
Kingdom of Belgium, 5.500%, 9/28/2017	EUR	25,555,000	38,053,819

Bermuda – 0.5%
Noble Group Ltd., 8.500%, 5/30/2013, 144A		4,805,000	3,771,925
White Mountains RE Group, 6.375%, 3/20/2017, 144A		5,000,000	3,647,750

			7,419,675

Brazil – 0.4%
ISA Capital Do Brasil SA, 7.875%, 1/30/2012, 144A		1,100,000	1,050,500
Republic of Brazil, 10.250%, 1/10/2028	BRL	11,250,000	4,437,439

			5,487,939

Canada – 2.7%
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,280,000	3,088,878
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	4,035,000	2,933,440
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	160,000	106,048
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	385,000	276,078
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	1,936,568
Bombardier, Inc., 7.250%, 11/15/2016, 144A	EUR	1,000,000	863,590
Canadian Government, 4.250%, 9/01/2009	CAD	600,000	483,265
Canadian Government, 4.500%, 6/01/2015	CAD	18,813,000	17,112,996
Canadian Pacific Railway Co., 5.750%, 3/15/2033		810,000	576,001
Canadian Pacific Railway Co., 5.950%, 5/15/2037		1,745,000	1,217,731
Kinder Morgan Finance Co., 5.700%, 1/05/2016		2,600,000	2,184,000
Province of Quebec, 1.600%, 5/09/2013	JPY	766,000,000	7,299,306

			38,077,901

Cayman Islands – 2.2%
Embraer Overseas Ltd., 6.375%, 1/24/2017		5,580,000	4,519,800
LPG International, Inc., 7.250%, 12/20/2015		3,010,000	2,776,725
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A		1,170,000	702,000
Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A		4,650,000	4,045,500

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Cayman Islands – continued
Petrobras International Finance Co., 5.875%, 3/01/2018		$15,600,000	$14,512,259
Vale Overseas Ltd., 6.875%, 11/21/2036		6,578,000	5,680,359

			32,236,643

France – 5.2%
France Telecom SA, EMTN, 4.750%, 2/21/2017	EUR	4,010,000	5,228,165
Government of France, 5.000%, 10/25/2016	EUR	20,070,000	29,770,407
Lafarge SA, EMTN, 4.750%, 3/23/2020	EUR	3,335,000	2,789,239
Lafarge SA, EMTN, 5.375%, 6/26/2017	EUR	2,950,000	2,814,151
PPR SA, EMTN, 4.000%, 1/29/2013	EUR	3,235,000	3,880,713
Veolia Environment, 6.000%, 6/01/2018(b)		9,900,000	9,371,855
Veolia Environment, EMTN, 5.125%, 5/24/2022	EUR	3,970,000	4,444,630
Vivendi, 3.875%, 2/15/2012	EUR	2,405,000	3,136,586
Wendel, 4.375%, 8/09/2017	EUR	4,550,000	3,173,693
Wendel, 4.875%, 5/26/2016	EUR	10,150,000	7,147,203
WPP Finance SA, 5.250%, 1/30/2015	EUR	2,400,000	2,423,239

			74,179,881

Germany – 11.9%
Bertelsmann AG, EMTN, 3.625%, 10/06/2015	EUR	9,620,000	10,570,763
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017	EUR	10,840,000	15,343,196
Bundesrepublik Deutschland, Series 97, 6.500%, 7/04/2027	EUR	5,040,000	8,823,710
Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014	JPY	1,494,000,000	14,972,903
Kreditanstalt fuer Wiederaufbau, 1.750%, 3/23/2010	JPY	923,000,000	9,421,351
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010	EUR	15,925,000	21,437,959
Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037	JPY	1,140,000,000	11,136,263
Kreditanstalt fuer Wiederaufbau, Series INTL, 1.850%, 9/20/2010	JPY	834,000,000	8,559,409
Muenchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	11,515,000	16,250,752
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	10,266,398
Republic of Germany, 4.000%, 4/13/2012	EUR	31,325,000	44,481,324

			171,264,028

India – 1.2%
Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021		17,350,000	13,266,973
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		7,800,000	4,385,628

			17,652,601

Indonesia – 0.7%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		13,125,000	10,106,250

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Ireland – 2.3%
Depfa ACS Bank, EMTN, 1.650%, 12/20/2016	JPY	5,200,000,000		$33,506,681

Italy – 0.6%
Finmeccanica SpA, EMTN, 4.875%, 3/24/2025	EUR	6,900,000		6,839,083
Telecom Italia SpA, EMTN, 5.375%, 1/29/2019	EUR	1,500,000		1,623,217

				8,462,300

Japan – 2.5%
Development Bank of Japan, 1.750%, 3/17/2017	JPY	1,400,000,000		14,458,591
Japan Government, 0.900%, 9/15/2009	JPY	1,500,000,000		15,197,757
Japan Government, 1.400%, 6/20/2011	JPY	660,000,000		6,807,271

				36,463,619

Korea – 1.1%
Export-Import Bank of Korea, 8.125%, 1/21/2014		5,000,000		5,168,145
SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A		1,610,000		1,440,950
SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A		11,225,000		9,313,955

				15,923,050

Luxembourg – 0.4%
Telecom Italia Capital SA, 4.950%, 9/30/2014		3,990,000		3,445,090
Telecom Italia Capital SA, 5.250%, 10/01/2015		1,660,000		1,399,636
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,910,000		1,391,637

				6,236,363

Mexico – 1.2%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		3,920,000		2,587,200
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015		8,210,000		5,418,600
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	1,373,000	(††)	9,624,473

				17,630,273

Netherlands – 4.0%
Bite Finance International, 5.150%, 3/15/2014, 144A(c)	EUR	2,820,000		1,498,661
Cemex Finance Europe BV, 4.750%, 3/05/2014	EUR	12,717,000		7,687,592
Kingdom of Netherlands, 5.500%, 1/15/2028	EUR	12,995,000		20,163,113
Koninklijke KPN NV, 6.500%, 1/15/2016	EUR	400,000		550,742
Koninklijke KPN NV, GMTN, 4.750%, 1/17/2017	EUR	13,445,000		16,506,866
Linde Finance BV, EMTN, 4.750%, 4/24/2017	EUR	3,865,000		4,771,411
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,340,000		2,338,000
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	1,000,000		1,142,596
Wolters Kluwer NV, 5.125%, 1/27/2014	EUR	1,635,000		2,175,085

				56,834,066

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Norway – 3.6%
Norwegian Government, 4.250%, 5/19/2017	NOK	40,055,000	$6,230,364
Norwegian Government, 5.500%, 5/15/2009	NOK	134,220,000	20,034,235
Norwegian Government, 6.500%, 5/15/2013	NOK	151,560,000	25,791,677

			52,056,276

Poland – 0.8%
Republic of Poland, Series 2BR, 1.020%, 6/09/2009	JPY	1,200,000,000	12,033,508

South Africa – 1.0%
Edcon Proprietary Ltd., 4.900%, 6/15/2014, 144A(c)	EUR	8,335,000	4,152,705
Republic of South Africa, EMTN, 4.500%, 4/05/2016	EUR	9,090,000	10,009,396

			14,162,101

Spain – 0.1%
Telefonica Emisiones SAU, EMTN, 4.375%, 2/02/2016	EUR	1,100,000	1,378,917

Supranational – 6.7%
Asia Development Bank, 2.350%, 6/21/2027	JPY	1,700,000,000	16,602,947
European Investment Bank, 1.250%, 9/20/2012	JPY	684,000,000	6,907,242
European Investment Bank, 1.400%, 6/20/2017	JPY	6,989,300,000	68,930,096
European Investment Bank, EMTN, Zero Coupon Bond, 4/24/2013, 144A	IDR	90,681,660,000	3,897,232

			96,337,517

United Arab Emirates – 1.9%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A(b)		15,445,000	14,704,768
DP World Ltd., 6.850%, 7/02/2037, 144A(b)		26,000,000	12,439,674

			27,144,442

United Kingdom – 4.2%
British Sky Broadcasting Group PLC, 6.100%, 2/15/2018, 144A		9,150,000	7,962,037
BSKYB Finance UK PLC, 5.750%, 10/20/2017	GBP	4,300,000	5,644,121
Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013	EUR	3,300,000	3,910,525
Lloyds TSB Group PLC, 5.875%, 7/08/2014	EUR	1,235,000	1,473,444
Rexam PLC, 6.750%, 6/01/2013(d)		13,775,000	11,950,377
Standard Chartered Bank, EMTN, 6.750%, 4/27/2009	GBP	800,000	1,147,792
United Kingdom Treasury, 4.250%, 6/07/2032	GBP	6,340,000	9,408,519
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	11,045,000	17,901,808
Vodafone Group PLC, 5.750%, 3/15/2016		435,000	435,329

			59,833,952

United States – 32.3%
Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017	GBP	5,960,000	7,953,086
Altria Group, Inc., 9.250%, 8/06/2019		255,000	272,644
American Express Co., 6.150%, 8/28/2017		995,000	824,590
American Express Issuance Trust, Series 2005-2, Class A, 0.626%, 8/15/2013(c)		9,680,000	8,444,150

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

United States – continued
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		$1,590,000	$1,232,250
Biogen Idec, Inc., 6.000%, 3/01/2013		10,850,000	10,995,108
Bristol-Myers Squibb Co., 4.625%, 11/15/2021	EUR	3,700,000	4,509,409
Cargill, Inc., 5.600%, 9/15/2012, 144A		5,595,000	5,574,768
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	245,791
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,990,000	1,621,850
Chesapeake Energy Corp., 6.875%, 11/15/2020		5,615,000	4,393,737
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015		3,490,000	3,298,050
CIT Group, Inc., 5.500%, 12/01/2014	GBP	11,655,000	7,023,734
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	1,100,000	672,272
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,000,000	558,012
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	450,000	257,084
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	4,150,000	2,500,943
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	2,100,000	1,674,036
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,200,000	765,274
Citi Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013	EUR	5,130,000	6,573,644
Citigroup, Inc., 5.000%, 9/15/2014(b)		19,620,000	13,006,118
Comcast Corp., 4.950%, 6/15/2016(b)		6,300,000	5,715,914
Comcast Corp., 5.900%, 3/15/2016		3,360,000	3,245,639
Comcast Corp., Class A, 5.650%, 6/15/2035		444,000	351,604
Corning, Inc., 5.900%, 3/15/2014		1,675,000	1,567,090
Corning, Inc., 6.200%, 3/15/2016		3,670,000	3,282,595
Couche-Tard US/Finance, 7.500%, 12/15/2013		3,775,000	3,708,937
CSX Corp., 5.600%, 5/01/2017		859,000	722,581
CSX Corp., 6.250%, 3/15/2018		8,075,000	6,956,289
CSX Corp., MTN, 6.000%, 10/01/2036		5,358,000	3,763,213
CVS Caremark Corp., 5.750%, 6/01/2017(b)		7,548,000	7,360,523
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		7,069,897	4,772,181
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		1,938,605	1,075,926
Embarq Corp., 7.995%, 6/01/2036		3,605,000	2,703,750
Energy Transfer Partners LP, 6.700%, 7/01/2018		9,230,000	8,354,341
Erac USA Finance Co., 6.375%, 10/15/2017, 144A(b)		9,110,000	5,865,965
Erac USA Finance Co., 7.000%, 10/15/2037, 144A(b)		7,227,000	4,206,562
Frontier Communications Corp., 6.250%, 1/15/2013		6,175,000	5,596,094
Frontier Communications Corp., 7.125%, 3/15/2019		1,205,000	945,925
Frontier Communications Corp., 9.000%, 8/15/2031		1,795,000	1,231,819
General Electric Capital Corp., EMTN, 1.000%, 3/21/2012	JPY	2,035,000,000	17,026,506
General Electric Capital Corp., EMTN, 1.500%, 4/26/2012	JPY	276,000,000	2,327,746
General Electric Capital Corp., Series A, EMTN, 2.960%, 5/18/2012	SGD	800,000	439,182
Georgia-Pacific LLC, 7.125%, 1/15/2017, 144A		815,000	753,875

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

United States – continued
Georgia-Pacific LLC, 7.250%, 6/01/2028(b)		$4,540,000	$3,155,300
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	143,100
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,805,000	1,444,000
Goldman Sachs Group, Inc. (The), 2.238%, 5/23/2016(c)	EUR	8,500,000	7,796,937
Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038	GBP	4,555,000	4,208,364
Goldman Sachs Group, Inc. (The), 7.250%, 4/10/2028	GBP	2,050,000	2,659,590
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037(b)		11,075,000	9,926,847
Harley-Davidson Funding Corp., Series C, 6.800%, 6/15/2018, 144A(b)		13,795,000	8,950,610
HCA, Inc., 5.750%, 3/15/2014		765,000	501,075
HCA, Inc., 6.250%, 2/15/2013		500,000	375,000
HCA, Inc., 6.375%, 1/15/2015		1,170,000	766,350
HCA, Inc., 6.500%, 2/15/2016		2,360,000	1,545,800
HCA, Inc., 7.690%, 6/15/2025		625,000	325,504
HCA, Inc., MTN, 7.580%, 9/15/2025		614,000	315,050
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	4,146,400
Home Depot, Inc. (The), 5.875%, 12/16/2036		7,900,000	5,594,630
Host Hotels & Resorts LP, 6.875%, 11/01/2014		4,255,000	3,276,350
Host Marriott LP, Series O, 6.375%, 3/15/2015		6,040,000	4,469,600
Host Marriott LP, Series Q, 6.750%, 6/01/2016		3,745,000	2,733,850
International Paper Co., 7.950%, 6/15/2018		7,630,000	5,815,487
JPMorgan Chase & Co., 5.150%, 10/01/2015		6,000,000	5,289,294
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018(b)		10,800,000	9,832,990
KLA-Tencor Corp., 6.900%, 5/01/2018		9,750,000	7,706,985
Kraft Foods, Inc., 6.875%, 2/01/2038		8,065,000	7,920,128
Lucent Technologies, Inc., 6.450%, 3/15/2029		7,950,000	3,021,000
Marsh & McLennan Cos, Inc., 9.250%, 4/15/2019		4,620,000	4,709,665
Medco Health Solutions, Inc., 7.125%, 3/15/2018		9,465,000	9,393,672
Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015		8,155,000	8,264,495
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039		5,755,000	5,230,812
Morgan Stanley, 4.750%, 4/01/2014		9,080,000	7,423,599
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,010,000	2,449,725
Motorola, Inc., 6.625%, 11/15/2037		6,000,000	3,795,000
Nabors Industries, Inc., 6.150%, 2/15/2018		6,235,000	4,878,096
National Semiconductor Corp., 6.150%, 6/15/2012		9,275,000	6,678,000
New Albertson’s, Inc., 7.450%, 8/01/2029		5,544,000	4,601,520
New Albertson’s, Inc., 7.750%, 6/15/2026		50,000	41,875
New Albertson’s, Inc., 8.000%, 5/01/2031		1,000,000	817,500
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		830,000	610,050
News America, Inc., 6.150%, 3/01/2037		5,730,000	4,177,812

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

United States – continued
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		$5,475,000	$2,901,750
NGPL Pipeco LLC, 6.514%, 12/15/2012, 144A		8,320,000	7,947,771
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		1,740,000	1,595,415
NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A		1,740,000	1,517,325
NiSource Finance Corp., 6.400%, 3/15/2018		5,925,000	4,794,255
Owens & Minor, Inc., 6.350%, 4/15/2016(d)		5,630,000	5,063,172
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,170,000	2,594,756
Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015	EUR	8,100,000	11,018,153
ProLogis, 6.625%, 5/15/2018		15,685,000	7,950,774
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	581,400
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		250,000	157,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		1,845,000	1,217,700
Qwest Corp., 6.875%, 9/15/2033		1,815,000	1,188,825
Qwest Corp., 7.200%, 11/10/2026		100,000	68,000
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,092,960
Qwest Corp., 7.250%, 10/15/2035		5,165,000	3,357,250
Qwest Corp., 7.500%, 6/15/2023		5,285,000	3,990,175
Reynolds American, Inc., 6.750%, 6/15/2017		9,755,000	8,327,775
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		6,465,000	3,437,880
Sprint Capital Corp., 6.900%, 5/01/2019		1,895,000	1,335,975
Sprint Capital Corp., 8.750%, 3/15/2032		655,000	438,850
Textron, Inc., 3.875%, 3/11/2013	EUR	11,350,000	7,549,003
Time Warner, Inc., 6.625%, 5/15/2029		7,255,000	6,124,831
Time Warner, Inc., 6.950%, 1/15/2028		2,055,000	1,815,975
TXU Corp., Series P, 5.550%, 11/15/2014		1,390,000	479,550
TXU Corp., Series Q, 6.500%, 11/15/2024		12,560,000	3,523,394
TXU Corp., Series R, 6.550%, 11/15/2034		2,700,000	731,781
U.S. Treasury Note, 1.500%, 12/31/2013		8,000,000	7,980,000
Union Pacific Corp., 5.375%, 6/01/2033		1,198,000	953,225
Union Pacific Corp., 5.650%, 5/01/2017		4,190,000	4,037,811
UnitedHealth Group, Inc., 5.800%, 3/15/2036		2,495,000	1,931,931
UnitedHealth Group, Inc., 6.000%, 2/15/2018(b)		6,269,000	6,023,004
Wells Fargo & Co., 4.625%, 11/02/2035	GBP	12,030,000	12,474,373

			463,565,408

Uruguay – 0.7%
Republic of Uruguay, 4.250%, 4/05/2027	UYU	467,071,227	10,260,761

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $1,595,041,214)			1,346,180,550

	Principal Amount (‡)	Value (†)

CONVERTIBLE BONDS – 0.1%

United States – 0.1%
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(e)	$1,920,000	$1,310,400

TOTAL CONVERTIBLE BONDS
(Identified Cost $1,321,922)		1,310,400

TOTAL BONDS AND NOTES
(Identified Cost $1,596,363,136)		1,347,490,950

	Shares

PREFERRED STOCKS – 0.1%

NON-CONVERTIBLE PREFERRED STOCKS – 0.1%

United States – 0.1%
Federal Home Loan Mortgage Corp., 8.375%(f)(g)	505,450	232,507
Federal National Mortgage Association, 8.250%(f)(g)	998,425	708,882

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $38,218,902)		941,389

TOTAL PREFERRED STOCKS
(Identified Cost $38,218,902)		941,389

	Principal Amount (‡)

SHORT-TERM INVESTMENTS – 0.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $5,537,974 on 4/01/2009 collateralized by $65,000 Federal Home Loan Bank, 0.950% due 3/30/2010 valued at $64,838; $5,380,000 Federal National Mortgage Association, 4.750% due 3/12/2010 valued at $5,584,440 including accrued interest (Note 2h of Notes to Financial Statements) (Identified Cost $5,537,974)	$5,537,974	5,537,974

TOTAL INVESTMENTS – 94.2%
(Identified Cost $1,640,120,012)(a)		1,353,970,313
Other Assets Less Liabilities—5.8%		82,717,329

NET ASSETS – 100.0%		$1,436,687,642

(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(†) See Note 2a of Notes to Financial Statements.
(††) Amount shown represents units. One unit represents a principal amount of 100.

(a)        Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $1,643,276,405 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$18,052,881
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(307,358,973)

Net unrealized depreciation		$(289,306,092)

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

(b)	All or portion of this security is held as collateral for open forward foreign currency contracts.
(c)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(d)	Illiquid security. At March 31, 2009, the value of these securities amounted to $17,013,549 or 1.2% of net assets.
(e)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(g)	Non-income producing security.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $138,611,660 or 9.6% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen; MXN: Mexican Peso; NOK: Norwegian Krone; SGD: Singapore Dollar; UYU: Uruguayan Peso

At March 31, 2009, the Fund had the following open forward foreign currency contracts:

Counterparty	Contract to Buy/ Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase	Buy	6/15/2009	Chinese Yuan Renminbi	173,000,000	$25,326,957	$(1,117,556)
JPMorgan Chase	Sell	6/15/2009	Chinese Yuan Renminbi	173,000,000	25,326,957	670,735
UBS	Sell	4/14/2009	Japanese Yen	1,520,000,000	15,358,107	184,292
Barclays Bank	Sell	6/17/2009	Japanese Yen	2,892,000,000	29,251,685	738,205
Barclays Bank	Sell	6/17/2009	Japanese Yen	1,430,000,000	14,464,007	(18,833)
UBS	Buy	4/14/2009	South Korean Won	21,500,000,000	15,551,959	1,568,219

	Total					$2,025,062

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Treasuries	20.4%
Banking	9.8
Supranational	6.7
Wirelines	4.6
Government Guaranteed	4.6
Sovereigns	4.5
Government Owned—No Guarantee	3.3
Pipelines	2.5
Non-Captive Diversified	2.2
Healthcare	2.0
Other Investments, less than 2% each	33.3
Short-Term Investments	0.3

Total Investments	94.2
Other assets less liabilities (including open Forward Foreign Currency Contracts)	5.8

Net Assets	100.0%

CURRENCY EXPOSURE AT MARCH 31, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	37.4%
Euro	25.0
Japanese Yen	18.4
British Pound	5.1
Norwegian Krone	3.6
Other, less than 2% each	4.7

Total Investments	94.2
Other assets less liabilities (including open Forward Foreign Currency Contracts)	5.8

Net Assets	100.0%

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – 96.9% of Net Assets

Automotive – 0.8%
Ford Motor Co., 6.625%, 2/15/2028		$20,000	$5,650
Ford Motor Co., 6.625%, 10/01/2028		185,000	52,263
Ford Motor Co., 7.450%, 7/16/2031		140,000	44,450
Ford Motor Co., 7.500%, 8/01/2026		15,000	4,200

			106,563

Banking – 0.8%
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		10,000	8,328
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		145,000	98,070

			106,398

Construction Machinery – 0.8%
Joy Global, Inc., 6.625%, 11/15/2036		165,000	110,099

Electric – 0.3%
Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015		80,000	40,000
TXU Corp., Series Q, 6.500%, 11/15/2024		10,000	2,805

			42,805

Food & Beverage – 0.8%
Bottling Group LLC, 5.125%, 1/15/2019		40,000	40,257
Dean Foods Co., 6.900%, 10/15/2017		75,000	66,000

			106,257

Independent Energy – 0.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000	28,525

Lodging – 0.2%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000	22,500

Metals & Mining – 0.2%
United States Steel Corp., 6.650%, 6/01/2037		55,000	30,991

Non-Captive Consumer – 0.5%
SLM Corp., MTN, 5.050%, 11/14/2014		25,000	13,234
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		30,000	15,953
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		45,000	20,250
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		5,000	2,591
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		45,000	16,650

			68,678

Non-Captive Diversified – 2.1%
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	200,000	109,796
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	300,000	169,217

			279,013

Paper – 0.5%
Georgia-Pacific LLC, 7.700%, 6/15/2015		70,000	63,350

Pipelines – 0.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000	2,708
Southern Natural Gas Co., 7.350%, 2/15/2031		30,000	25,248

			27,956

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Sovereigns – 0.8%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	$108,203

Technology – 1.0%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		86,040
Lucent Technologies, Inc., 6.450%, 3/15/2029		90,000		34,200
Lucent Technologies, Inc., 6.500%, 1/15/2028		15,000		5,700

				125,940

Textile – 0.1%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000		5,000

Tobacco – 1.0%
Altria Group, Inc., 9.950%, 11/10/2038		130,000		129,728

Treasuries – 83.9%
U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018		269,228		267,040
U.S. Treasury Inflation Indexed Bond, 1.625%, 1/15/2018		846,485		855,479
U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028		226,737		217,101
U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026		143,594		141,979
U.S. Treasury Inflation Indexed Bond, 2.125%, 1/15/2019		186,827		198,912
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2017		847,949		900,415
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025(b)		380,793		395,668
U.S. Treasury Inflation Indexed Bond, 2.500%, 7/15/2016		256,116		273,724
U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032		1,403,457		1,803,004
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2013		194,766		192,757
U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015		530,698		536,005
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013		672,428		689,239
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015		466,705		478,810
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014		622,690		641,565
U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014		632,789		653,354
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016		792,427		817,437
U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2027		350,695		366,257
U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017		998,238		1,084,024
U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012		575,338		612,196

				11,124,966

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Wireless – 0.7%
ALLTEL Corp., 7.875%, 7/01/2032		$20,000	$20,328
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		20,000	10,600
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		5,000	2,850
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		10,000	5,550
Sprint Capital Corp., 6.875%, 11/15/2028		85,000	51,850

			91,178

Wirelines – 2.0%
AT&T Corp., 8.000%, 11/15/2031		80,000	86,895
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	30,000	21,810
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,000	3,314
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	15,000	10,756
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	21,935
Embarq Corp., 7.995%, 6/01/2036		165,000	123,750

			268,460

TOTAL BONDS AND NOTES
(Identified Cost $13,627,252)			12,846,610

		Shares

PREFERRED STOCKS – 0.0%

NON-CONVERTIBLE PREFERRED STOCKS – 0.0%

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 8.375%(c)(d)		1,160	534
Federal National Mortgage Association, 8.250%(c)(d)		3,500	2,485

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $116,500)			3,019

TOTAL PREFERRED STOCKS
(Identified Cost $116,500)			3,019

		Principal Amount (‡)

SHORT-TERM INVESTMENTS – 4.1%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $539,822 on 4/01/2009 collateralized by $555,000 Federal Home Loan Bank, 0.950% due 3/30/2010 valued at $553,613 including accrued interest (Note 2h of Notes to Financial Statements) (Identified Cost $539,822)		$539,822	539,822

TOTAL INVESTMENTS – 101.0%
(Identified Cost $14,283,574)(a)			13,389,451
Other assets less liabilities—(1.0)%			(132,565)

NET ASSETS – 100.0%			$13,256,886

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(†) See Note 2a of Notes to Financial Statements.
(††) Amount shown represents units. One unit represents a principal amount of 100.

(a)        Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At March 31, 2009, the net unrealized depreciation on investments based on a cost of $14,087,855 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$168,511
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(866,915)

Net unrealized depreciation	$(698,404)

(b)	All or a portion of this security is held as collateral for open forward foreign currency contracts.
(c)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(d)	Non-income producing security.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $3,314 or 0.0% of net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: CAD: Canadian Dollar; MXN: Mexican Peso; SGD: Singapore Dollar

At March 31, 2009, the Fund had the following open forward foreign currency contract:

Counterparty	Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation
Barclays Bank	Sell	4/23/2009	Singapore Dollar	400,000	$262,852	$3,231

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Treasuries	83.9%
Non-Captive Diversified	2.1
Wirelines	2.0
Other Investments, less than 2% each	8.9
Short-Term Investments	4.1

Total Investments	101.0
Other assets less liabilities (including open Forward Foreign Currency Contracts)	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – 80.2% of Net Assets

NON-CONVERTIBLE BONDS – 73.5%

ABS Home Equity – 0.6%
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.672%, 7/25/2036(b)		$3,000,000	$1,590,000

Aerospace & Defense – 0.4%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	600,000	309,327
Bombardier, Inc., 7.450%, 5/01/2034, 144A		1,075,000	623,500

			932,827

Airlines – 0.4%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		23,424	14,991
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		326,771	233,641
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		170,196	105,522
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		459,385	254,959
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		550,234	324,638

			933,751

Automotive – 3.1%
Cummins, Inc., 7.125%, 3/01/2028		350,000	241,068
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	150,000	135,517
Ford Motor Co., 6.500%, 8/01/2018		20,000	5,800
Ford Motor Co., 6.625%, 2/15/2028		30,000	8,475
Ford Motor Co., 6.625%, 10/01/2028		1,510,000	426,575
Ford Motor Co., 7.125%, 11/15/2025		190,000	51,300
Ford Motor Co., 7.450%, 7/16/2031		1,685,000	534,987
Ford Motor Co., 7.500%, 8/01/2026		30,000	8,400
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		2,980,000	2,552,552
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		940,000	617,797
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		70,000	55,755
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		155,000	127,510
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	130,000	144,220
General Motors Corp., 7.400%, 9/01/2025		5,110,000	587,650
General Motors Corp., 8.250%, 7/15/2023		645,000	79,819
GMAC LLC, 5.375%, 6/06/2011, 144A		442,000	313,820
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		2,090,000	1,170,400
Goodyear Tire & Rubber Co. (The), 7.857%, 8/15/2011		135,000	110,700
Goodyear Tire & Rubber Co. (The), 9.000%, 7/01/2015		633,000	487,410

			7,659,755

Banking – 5.7%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	50,000,000	1,395,460
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	11,000,000	304,117
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		20,000	16,666
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		5,000	4,866

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Banking – continued
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	10,477,600,000	$586,401
Citigroup, Inc., 5.000%, 9/15/2014		1,490,000	987,722
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		120,000	106,788
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		1,305,000	1,179,823
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		665,000	606,919
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		192,000	159,901
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		313,000	211,695
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	2,200,000	792,547
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	18,504,768,000	1,068,809
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	310,510
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	617,278
Kaupthing Bank, 1/15/2010, 144A(c)		200,000	10,250
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(c)		1,600,000	82,000
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		700,000	347,908
Morgan Stanley, 4.750%, 4/01/2014		2,715,000	2,219,722
Morgan Stanley, 5.375%, 10/15/2015		100,000	90,342
Morgan Stanley, 6.750%, 4/15/2011		315,000	315,243
Morgan Stanley, EMTN, 5.450%, 1/09/2017		5,000	4,375
Morgan Stanley, MTN, 6.250%, 8/09/2026		615,000	508,671
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		2,110,000	1,916,730
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	71,000,000	337,683

			14,182,426

Building Materials – 0.9%
Masco Corp., 4.800%, 6/15/2015		420,000	270,658
Masco Corp., 5.850%, 3/15/2017		440,000	275,216
Masco Corp., 6.500%, 8/15/2032		400,000	202,346
USG Corp., 6.300%, 11/15/2016		2,680,000	1,420,400

			2,168,620

Chemicals – 1.1%
Borden, Inc., 7.875%, 2/15/2023		1,824,000	182,400
Borden, Inc., 9.200%, 3/15/2021		2,641,000	264,100
Georgia Gulf Corp., 10.750%, 10/15/2016		70,000	4,550
Hercules, Inc., 6.500%, 6/30/2029(d)		1,743,000	610,050
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,600,000	352,000
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		1,405,000	1,053,750
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		400,000	378,000

			2,844,850

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – 0.3%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	$555,000	$362,522
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.007%, 6/15/2049(b)	415,000	285,420
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	205,000	138,543

		786,485

Construction Machinery – 0.5%
United Rentals North America, Inc., 7.000%, 2/15/2014	2,425,000	1,224,625
United Rentals North America, Inc., 7.750%, 11/15/2013	175,000	95,375

		1,320,000

Electric – 4.2%
AES Corp. (The), 7.750%, 3/01/2014	1,185,000	1,060,575
AES Corp. (The), 7.750%, 10/15/2015	645,000	562,763
Dynegy Holdings, Inc., 7.125%, 5/15/2018	100,000	53,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026	490,000	205,800
Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,250,000	812,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016	250,000	169,375
Midwest Generation LLC, Series B, 8.560%, 1/02/2016	121,046	112,270
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	1,685,000	674,000
NiSource Finance Corp., 5.250%, 9/15/2017	894,000	666,406
NiSource Finance Corp., 5.400%, 7/15/2014	1,165,000	932,480
NiSource Finance Corp., 6.150%, 3/01/2013	425,000	371,199
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	534,750
Oncor Electric Delivery Co., 6.800%, 9/01/2018, 144A	1,000,000	980,511
Quezon Power Philippines Co., 8.860%, 6/15/2017	362,500	326,250
Reliant Energy, Inc., 7.875%, 6/15/2017	1,025,000	809,750
Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	670,000	335,000
TXU Corp., Series P, 5.550%, 11/15/2014	920,000	317,400
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	424,995
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	113,833
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	1,000,000	899,979

		10,362,836

Entertainment – 0.0%
Six Flags, Inc., 9.625%, 6/01/2014	140,000	11,550

Food & Beverage – 1.1%
Chiquita Brands International, Inc., 7.500%, 11/01/2014	940,000	686,200
Dole Food Co., Inc., 7.250%, 6/15/2010	415,000	381,800
Sara Lee Corp., 6.125%, 11/01/2032	690,000	581,082
Tyson Foods, Inc., Class A, 10.500%, 3/01/2014, 144A	1,080,000	1,101,600

		2,750,682

Government Owned – No Guarantee – 0.0%
DP World Ltd., 6.850%, 7/02/2037, 144A	200,000	95,690

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Healthcare – 4.3%
HCA, Inc., 5.750%, 3/15/2014		$410,000	$268,550
HCA, Inc., 6.250%, 2/15/2013		30,000	22,500
HCA, Inc., 6.300%, 10/01/2012		625,000	521,875
HCA, Inc., 6.375%, 1/15/2015		560,000	366,800
HCA, Inc., 6.500%, 2/15/2016		550,000	360,250
HCA, Inc., 6.750%, 7/15/2013		20,000	14,950
HCA, Inc., 7.050%, 12/01/2027		1,000,000	520,000
HCA, Inc., 7.190%, 11/15/2015		265,000	179,018
HCA, Inc., 7.500%, 12/15/2023		395,000	209,283
HCA, Inc., 7.500%, 11/06/2033		4,200,000	2,100,000
HCA, Inc., 7.690%, 6/15/2025		970,000	505,182
HCA, Inc., 8.360%, 4/15/2024		170,000	95,323
HCA, Inc., 9.125%, 11/15/2014		3,000,000	2,820,000
HCA, Inc., MTN, 7.580%, 9/15/2025		560,000	287,342
HCA, Inc., MTN, 7.750%, 7/15/2036		1,445,000	730,877
Tenet Healthcare Corp., 6.875%, 11/15/2031		3,355,000	1,660,725

			10,662,675

Home Construction – 1.8%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		185,000	47,175
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		1,068,000	288,360
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		425,000	116,875
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		272,000	70,720
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		755,000	207,625
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		10,000	2,450
KB Home, 7.250%, 6/15/2018		1,260,000	951,300
Lennar Corp., Series B, 5.125%, 10/01/2010		1,320,000	1,155,000
Lennar Corp., Series B, 5.500%, 9/01/2014		95,000	68,400
Lennar Corp., Series B, 5.600%, 5/31/2015		2,000,000	1,425,000
Pulte Homes, Inc., 6.000%, 2/15/2035		400,000	244,000

			4,576,905

Independent Energy – 1.3%
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	245,791
Chesapeake Energy Corp., 6.500%, 8/15/2017		155,000	126,325
Chesapeake Energy Corp., 6.875%, 11/15/2020		515,000	402,988
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		704,000	221,760
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		985,000	719,050
Pioneer Natural Resources Co., 5.875%, 7/15/2016		335,000	247,190
Pioneer Natural Resources Co., 6.875%, 5/01/2018		910,000	668,861
Pioneer Natural Resources Co., 7.200%, 1/15/2028		920,000	564,299

			3,196,264

Industrial Other – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		300,000	240,000

Local Authorities – 3.9%
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	12,200,000	9,765,709

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Lodging – 0.4%
Felcor Lodging LP, 9.000%, 6/01/2011		$1,540,000	$924,000

Media Cable – 0.7%
CSC Holdings, Inc., 8.500%, 4/15/2014, 144A		1,200,000	1,182,000
Virgin Media Finance PLC, 9.125%, 8/15/2016		685,000	637,050

			1,819,050

Media Non-Cable – 0.2%
Clear Channel Communications, Inc., 4.900%, 5/15/2015		805,000	112,700
Clear Channel Communications, Inc., 5.500%, 9/15/2014		500,000	75,000
Clear Channel Communications, Inc., 5.500%, 12/15/2016		1,285,000	179,900
Clear Channel Communications, Inc., 5.750%, 1/15/2013		225,000	33,750
Clear Channel Communications, Inc., 6.875%, 6/15/2018		790,000	114,550
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		510,000	21,675
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		1,460,000	76,650

			614,225

Metals & Mining – 2.1%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	479,325
Ryerson, Inc., 12.250%, 11/01/2015, 144A		775,000	399,125
United States Steel Corp., 6.050%, 6/01/2017		4,155,000	2,570,802
United States Steel Corp., 6.650%, 6/01/2037		1,095,000	617,011
United States Steel Corp., 7.000%, 2/01/2018		1,845,000	1,259,058

			5,325,321

Non-Captive Consumer – 1.2%
American General Finance Corp., MTN, 5.750%, 9/15/2016		700,000	253,203
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(d)(e)	NZD	4,720,000	1,957,243
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		1,620,000	875,008

			3,085,454

Non-Captive Diversified – 4.1%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		115,000	67,275
CIT Group, Inc., 4.750%, 12/15/2010		205,000	165,318
CIT Group, Inc., 5.400%, 2/13/2012		16,000	10,315
CIT Group, Inc., 5.400%, 1/30/2016		88,000	52,744
CIT Group, Inc., 5.800%, 10/01/2036		200,000	110,158
CIT Group, Inc., 5.850%, 9/15/2016		16,000	9,049
CIT Group, Inc., 12.000%, 12/18/2018, 144A		1,112,000	575,460
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	300,000	183,347
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,050,000	585,913
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	200,000	114,260
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	300,000	180,791
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		130,000	111,437

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Non-Captive Diversified – continued
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	1,750,000	$1,395,030
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		64,000	37,760
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		130,000	79,150
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,260,000	803,537
CIT Group, Inc., MTN, 5.125%, 9/30/2014		26,000	15,717
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		22,000	10,372
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		171,000	99,030
General Electric Capital Corp., 5.625%, 5/01/2018		40,000	34,781
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		30,000	21,429
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(d)(e)	NZD	250,000	116,916
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		205,000	181,961
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(d)(e)	NZD	3,035,000	1,428,568
GMAC LLC, 6.000%, 12/15/2011, 144A		937,000	637,919
GMAC LLC, 6.625%, 12/17/2010, 144A		23,000	17,020
GMAC LLC, 6.625%, 5/15/2012, 144A		47,000	31,529
GMAC LLC, 6.750%, 12/01/2014, 144A		149,000	86,590
GMAC LLC, 6.875%, 9/15/2011, 144A		53,000	37,663
GMAC LLC, 6.875%, 8/28/2012, 144A		94,000	63,128
GMAC LLC, 7.000%, 2/01/2012, 144A		110,000	75,979
GMAC LLC, 7.500%, 12/31/2013, 144A		314,000	150,934
GMAC LLC, 8.000%, 12/31/2018, 144A		585,000	169,831
GMAC LLC, 8.000%, 11/01/2031, 144A		208,000	100,081
International Lease Finance Corp., 3.500%, 4/01/2009		385,000	385,000
International Lease Finance Corp., 4.750%, 7/01/2009		745,000	700,369
International Lease Finance Corp., 5.000%, 4/15/2010		335,000	266,103
International Lease Finance Corp., 5.000%, 9/15/2012		125,000	67,967
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		250,000	184,565
iStar Financial, Inc., 5.500%, 6/15/2012		65,000	22,100
iStar Financial, Inc., 5.650%, 9/15/2011		100,000	41,000
iStar Financial, Inc., 5.875%, 3/15/2016		20,000	5,800
iStar Financial, Inc., 6.050%, 4/15/2015		20,000	5,800
iStar Financial, Inc., 8.625%, 6/01/2013		1,770,000	553,125
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		70,000	20,300
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		565,000	172,325

			10,185,446

Oil Field Services – 0.1%
Complete Production Services, Inc., 8.000%, 12/15/2016		195,000	123,825

Packaging – 0.6%
Owens-Illinois, Inc., 7.800%, 5/15/2018		1,555,000	1,508,350

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Paper – 5.2%
Abitibi Consolidated Co. of Canada, 15.500%, 7/15/2010, 144A	$110,000	$17,600
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	250,000	20,000
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	15,000	1,350
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	140,000	11,200
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	15,000	1,200
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030	90,000	7,200
Georgia-Pacific LLC, 7.125%, 1/15/2017, 144A	110,000	101,750
Georgia-Pacific LLC, 7.250%, 6/01/2028	1,240,000	861,800
Georgia-Pacific LLC, 7.750%, 11/15/2029	3,425,000	2,534,500
Georgia-Pacific LLC, 8.000%, 1/15/2024	510,000	405,450
Georgia-Pacific LLC, 8.125%, 5/15/2011	2,130,000	2,116,687
Georgia-Pacific LLC, 8.875%, 5/15/2031	2,230,000	1,784,000
Georgia-Pacific LLC, 9.500%, 12/01/2011	470,000	469,412
International Paper Co., 8.700%, 6/15/2038	3,344,000	2,223,362
Jefferson Smurfit Corp., 7.500%, 6/01/2013(c)	515,000	59,869
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(c)	2,800,000	325,500
Stone Container Finance, 7.375%, 7/15/2014(c)	980,000	142,100
Westvaco Corp., 7.950%, 2/15/2031	320,000	244,626
Westvaco Corp., 8.200%, 1/15/2030	1,335,000	1,052,462
Weyerhaeuser Co., 7.375%, 3/15/2032	845,000	564,647

		12,944,715

Pharmaceuticals – 2.1%
Elan Financial PLC, 7.750%, 11/15/2011	4,525,000	3,801,000
Elan Financial PLC, 8.875%, 12/01/2013	1,735,000	1,388,000

		5,189,000

Pipelines – 3.5%
Colorado Interstate Gas Co., 5.950%, 3/15/2015	22,000	19,862
El Paso Corp., 6.950%, 6/01/2028	15,000	10,344
El Paso Corp., 7.420%, 2/15/2037	1,055,000	734,128
El Paso Corp., 12.000%, 12/12/2013	2,000,000	2,105,000
El Paso Corp., MTN, 7.800%, 8/01/2031	500,000	373,601
Kinder Morgan Finance Co., 5.700%, 1/05/2016	345,000	289,800
Knight, Inc., 6.500%, 9/01/2012	775,000	722,687
Knight, Inc., Senior Note, 5.150%, 3/01/2015	50,000	42,000
Southern Natural Gas Co., 7.350%, 2/15/2031	95,000	79,951
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	890,000	757,085
Williams Cos., Inc. (The), 7.500%, 1/15/2031	4,125,000	3,258,750
Williams Cos., Inc. (The), 7.750%, 6/15/2031	70,000	56,700
Williams Cos., Inc. (The), 8.750%, 3/15/2032	430,000	390,225

		8,840,133

Property & Casualty Insurance – 0.1%
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	690,000	213,900

Railroads – 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	314,000	172,700
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)	30,000	20,175

		192,875

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

REITs – 1.7%
Highwoods Properties, Inc., 5.850%, 3/15/2017		$470,000		$290,636
ProLogis, 5.500%, 4/01/2012		1,385,000		864,782
ProLogis, 5.625%, 11/15/2015		100,000		54,000
ProLogis, 5.625%, 11/15/2016		1,090,000		544,784
ProLogis, 6.625%, 5/15/2018		1,935,000		980,857
Simon Property Group LP, 5.250%, 12/01/2016		500,000		372,432
Simon Property Group LP, 5.750%, 12/01/2015		460,000		355,150
Simon Property Group LP, 5.875%, 3/01/2017		550,000		424,247
Simon Property Group LP, 6.125%, 5/30/2018		450,000		353,737

				4,240,625

Retailers – 3.5%
Dillard’s, Inc., 6.625%, 1/15/2018		500,000		180,000
Dillard’s, Inc., 7.000%, 12/01/2028		450,000		153,000
Dillard’s, Inc., 7.130%, 8/01/2018		750,000		262,500
Dillard’s, Inc., 7.750%, 7/15/2026		1,500,000		495,000
Foot Locker, Inc., 8.500%, 1/15/2022		1,679,000		1,351,595
Home Depot, Inc. (The), 5.400%, 3/01/2016		1,140,000		1,024,747
Home Depot, Inc. (The), 5.875%, 12/16/2036		1,110,000		786,081
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		1,738,000		967,859
Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015		2,365,000		1,745,505
Toys R Us, Inc., 7.375%, 10/15/2018		5,185,000		1,659,200
Toys R Us, Inc., 7.875%, 4/15/2013		197,000		69,196

				8,694,683

Sovereigns – 4.3%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		650,000		500,500
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	1,881,000,000		135,586
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	4,897,000,000		288,799
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	95,000	(††)	665,932
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	365,000	(††)	2,754,056
Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040		112,000		95,760
Republic of Brazil, 10.250%, 1/10/2028	BRL	4,170,000		1,644,811
Republic of Iceland, 7.000%, 3/17/2010	ISK	18,085,000		86,146
Republic of Iceland, 8.500%, 6/12/2009	ISK	24,240,000		116,943
Republic of Indonesia, 6.625%, 2/17/2037, 144A		3,132,000		2,114,100
Republic of Indonesia, 11.625%, 3/04/2019, 144A		2,100,000		2,283,750

				10,686,383

Supermarkets – 1.4%
American Stores Co., 8.000%, 6/01/2026		110,000		94,050
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		1,865,000		1,445,375
New Albertson’s, Inc., 7.450%, 8/01/2029		1,525,000		1,265,750
New Albertson’s, Inc., 8.000%, 5/01/2031		480,000		392,400
New Albertson’s, Inc., 8.700%, 5/01/2030		180,000		153,900
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		240,000		176,400

				3,527,875

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Supranational – 2.1%
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	11,000,000	$4,670,762
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/20/2013	IDR	8,600,000,000	432,344
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	42,500,000	208,756

			5,311,862

Technology – 2.9%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		496,000	407,960
Agilent Technologies, Inc., 6.500%, 11/01/2017		1,560,000	1,278,303
Amkor Technology, Inc., 7.125%, 3/15/2011		785,000	727,106
Amkor Technology, Inc., 7.750%, 5/15/2013		2,120,000	1,706,600
Corning, Inc., 6.850%, 3/01/2029		701,000	529,160
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		1,047,000	188,460
Lucent Technologies, Inc., 6.450%, 3/15/2029		4,615,000	1,753,700
Motorola, Inc., 5.220%, 10/01/2097		80,000	32,198
Motorola, Inc., 6.500%, 11/15/2028		70,000	44,100
Motorola, Inc., 6.625%, 11/15/2037		70,000	44,275
Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)		2,280,000	364,800
Nortel Networks Ltd., 6.875%, 9/01/2023(c)		1,000,000	65,000
Nortel Networks Ltd., 10.125%, 7/15/2013(c)		400,000	75,000

			7,216,662

Textile – 0.2%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		890,000	445,000
Kellwood Co., 7.625%, 10/15/2017(d)		500,000	22,500

			467,500

Transportation Services – 1.7%
APL Ltd., 8.000%, 1/15/2024(d)		2,685,000	1,886,400
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016(f)		397,855	266,563
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(f)		399,542	187,785
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(f)		40,344	20,172
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)		2,207,572	1,655,679
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)		289,324	124,409

			4,141,008

Wireless – 2.0%
ALLTEL Corp., 6.800%, 5/01/2029		500,000	460,541
ALLTEL Corp., 7.875%, 7/01/2032		540,000	548,878
Fairpoint Communications, Inc., 13.125%, 4/01/2018, 144A		720,000	165,600
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		1,995,000	1,057,350
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		765,000	436,050
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		805,000	446,775

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Wireless – continued
NII Holdings, Inc., 2.750%, 8/15/2025		$160,000	$145,800
Sprint Capital Corp., 6.875%, 11/15/2028		1,325,000	808,250
Sprint Capital Corp., 6.900%, 5/01/2019		615,000	433,575
Sprint Capital Corp., 8.750%, 3/15/2032		215,000	144,050
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		600,000	282,480

			4,929,349

Wirelines – 3.6%
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	105,000	76,335
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	275,000	197,198
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	220,000	137,879
Frontier Communications Corp., 7.875%, 1/15/2027		1,830,000	1,235,250
Frontier Communications Corp., 9.000%, 8/15/2031		680,000	466,650
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)		50,000	250
Level 3 Financing, Inc., 8.750%, 2/15/2017		590,000	377,600
Level 3 Financing, Inc., 9.250%, 11/01/2014		290,000	200,100
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		1,034,000	703,120
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		800,000	504,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		290,000	205,900
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		1,550,000	1,023,000
Qwest Corp., 6.500%, 6/01/2017		210,000	174,300
Qwest Corp., 6.875%, 9/15/2033		1,936,000	1,268,080
Qwest Corp., 7.200%, 11/10/2026		500,000	340,000
Qwest Corp., 7.250%, 9/15/2025		515,000	339,900
Qwest Corp., 7.250%, 10/15/2035		1,407,000	914,550
Qwest Corp., 7.500%, 6/15/2023		1,115,000	841,825

			9,005,937

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $241,619,913)			183,269,203

CONVERTIBLE BONDS – 6.7%

Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023		40,000	29,600

Healthcare – 0.4%
Affymetrix, Inc., 3.500%, 1/15/2038		1,216,000	638,400
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(d)(e)		230,000	46,000
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)		565,000	385,612

			1,070,012

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011		1,100,000	544,500

Lodging – 0.4%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A		1,250,000	868,750

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Media Non-Cable – 0.5%
Liberty Media LLC, 3.500%, 1/15/2031	$61,927	$22,139
Sinclair Broadcast Group, Inc., 3.000%, 5/15/2027	603,000	345,218
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(g)	1,885,000	791,700

		1,159,057

Pharmaceuticals – 2.4%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	175,000	64,312
Human Genome Sciences, Inc., 2.250%, 8/15/2012	1,290,000	428,925
Nektar Therapeutics, 3.250%, 9/28/2012	1,610,000	1,042,475
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	1,230,000	1,177,725
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,080,000	955,800
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	1,805,000	2,371,319

		6,040,556

Technology – 1.3%
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	1,190,000	563,762
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	425,000	335,219
Maxtor Corp., 5.750%, 3/01/2012(d)	1,324,000	993,000
Nortel Networks Corp., 2.125%, 4/15/2014(c)	795,000	113,288
Richardson Electronics Ltd., 7.750%, 12/15/2011	132,000	105,600
Teradyne, Inc., 4.500%, 3/15/2014	1,050,000	1,050,000

		3,160,869

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	19,000	17,171

Wirelines – 1.5%
Level 3 Communications, Inc., 2.875%, 7/15/2010	2,005,000	1,466,156
Level 3 Communications, Inc., 3.500%, 6/15/2012	155,000	64,325
Level 3 Communications, Inc., 6.000%, 9/15/2009	1,820,000	1,756,300
Level 3 Communications, Inc., 6.000%, 3/15/2010	615,000	522,750

		3,809,531

TOTAL CONVERTIBLE BONDS
(Identified Cost $20,002,109)		16,700,046

TOTAL BONDS AND NOTES
(Identified Cost $261,622,022)		199,969,249

BANK LOANS – 1.7%

Consumer Products – 0.0%
Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(h)	99,229	26,958

Food & Beverage – 1.1%
Dole Food Co., Inc., Credit Link Deposit, 2.790%, 4/12/2013(h)	312,472	287,280
Dole Food Co., Inc., Tranche B Term Loan, 7.960%, 4/12/2013(h)	533,068	490,093
Dole Food Co., Inc., Tranche C Term Loan, 7.969%, 4/12/2013(h)	1,956,605	1,798,863

		2,576,236

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)

BANK LOANS – continued

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(c)(h)	$526,353	$205,114
Tribune Co., Term Loan X, 5.000%, 6/04/2009(c)(h)	25,600	6,680

		211,794

Paper – 0.4%
Smurfit-Stone Container Enterprises, Inc., Offering-CL Deposit, 4.500%, 11/01/2010(h)	307,219	201,357
Smurfit-Stone Container Enterprises, Inc., Tranche B Term Loan, 2.750%, 11/01/2011(h)	344,626	225,875
Smurfit-Stone Container Enterprises, Inc., Tranche C Term Loan, 2.750%, 11/01/2011(h)	649,564	428,712
Smurfit-Stone Container Enterprises, Inc., Tranche C1 Term Loan, 2.750%, 11/01/2011(h)	196,392	129,619

		985,563

Supranational – 0.0%
Level 3 Financing, Inc., New Term Loan, 3.309%, 3/13/2014(h)	70,000	52,544

Technology – 0.1%
Sungard Data Systems, Inc., Term Loan B, 2.697%, 2/28/2014(h)	314,196	264,692

Wirelines – 0.0%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(j)	155,297	69,418

TOTAL BANK LOANS
(Identified Cost $4,183,010)		4,187,205

	Shares

COMMON STOCKS – 2.1%

Biotechnology – 1.0%
Vertex Pharmaceuticals, Inc.(f)	82,587	2,372,725

Communications Equipment – 0.4%
Corning, Inc.	69,766	925,795

Containers & Packaging – 0.2%
Owens-Illinois, Inc.(f)	40,621	586,567

Food Products – 0.0%
ConAgra Foods, Inc.	3,100	52,297

Household Durables – 0.0%
KB Home	6,775	89,294

Oil, Gas & Consumable Fuels – 0.0%
Chesapeake Energy Corp.	2,846	48,553

Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co.	43,200	946,944

REITs – 0.1%
Apartment Investment & Management Co.	6,185	33,894
Associated Estates Realty Corp.	32,565	184,969
Developers Diversified Realty Corp.	7,125	15,176

		234,039

TOTAL COMMON STOCKS
(Identified Cost $5,183,846)		5,256,214

	Shares	Value (†)

PREFERRED STOCKS – 1.2%

CONVERTIBLE PREFERRED STOCKS – 0.9%

Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	27,177	$218,231
General Motors Corp., 6.250%	11,236	28,540

		246,771

Commercial Banks – 0.0%
Wells Fargo & Co., Series L, Class A, 7.500%	138	66,100

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%	9,619	6,541

Diversified Financial Services – 0.2%
CIT Group, Inc., 8.750%	27,994	509,491

Electric Utilities – 0.3%
AES Trust III, 6.750%	17,119	582,046
CMS Energy Trust I, 7.750%(d)(e)	4,150	124,500

		706,546

Machinery – 0.1%
United Rentals Trust, 6.500%(f)	14,328	157,608

Oil, Gas & Consumable Fuels – 0.1%
El Paso Energy Capital Trust I, 4.750%	5,700	142,500

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	1,100	4,125

Semiconductors & Semiconductor Equipment – 0.1%
Lucent Technologies Capital Trust, 7.750%	1,150	333,556

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $4,941,578)		2,173,238

NON-CONVERTIBLE PREFERRED STOCKS – 0.3%

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust I, 6.000%(c)	725	14
Lehman Brothers Holdings, Inc., 5.670%(c)	1,362	8
Lehman Brothers Holdings, Inc., 5.940%(c)	1,535	2
Lehman Brothers Holdings, Inc., 6.500%(c)	6,334	16
Lehman Brothers Holdings, Inc., 7.950%(c)	14,011	77

		117

Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%,	18,000	146,700
Preferred Blocker, Inc., 7.000%, 144A	448	89,194

		235,894

Thrifts & Mortgage Finance – 0.2%
Countrywide Capital IV, 6.750%, 4/01/2033	7,075	67,637
Federal Home Loan Mortgage Corp., 5.000%(f)(i)	1,350	1,215
Federal Home Loan Mortgage Corp., 5.570%(f)(i)	31,000	11,780
Federal Home Loan Mortgage Corp., 5.660%(f)(i)	986,100	394,440
Federal Home Loan Mortgage Corp., 5.700%(f)(i)	2,200	1,826
Federal Home Loan Mortgage Corp., 5.790%(f)(i)	7,100	5,467
Federal Home Loan Mortgage Corp., 5.810%(f)(i)	1,600	1,248
Federal Home Loan Mortgage Corp., 5.900%(f)(i)	4,700	2,162

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Shares	Value (†)

PREFERRED STOCKS – continued

Thrifts & Mortgage Finance – continued
Federal Home Loan Mortgage Corp., 6.000%(f)(i)	1,700	$1,513
Federal Home Loan Mortgage Corp., 6.420%(f)(i)	151,250	121,000
Federal Home Loan Mortgage Corp., 6.550%(f)(i)	4,150	1,702
Federal Home Loan Mortgage Corp., 8.375%(f)(i)	28,100	12,926
Federal National Mortgage Association, 4.750%(f)(i)	4,850	3,540
Federal National Mortgage Association, 5.125%(f)(i)	900	621
Federal National Mortgage Association, 5.375%(f)(i)	1,850	2,646
Federal National Mortgage Association, 5.810%(f)(i)	1,400	1,610
Federal National Mortgage Association, 6.750%(f)(i)	2,200	1,100
Federal National Mortgage Association, 8.250%(f)(i)	73,150	51,936

		684,369

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $3,547,280)		920,380

TOTAL PREFERRED STOCKS
(Identified Cost $8,488,858)		3,093,618

CLOSED END INVESTMENT COMPANIES – 0.8%
Western Asset High Income Opportunity Fund, Inc.	176,050	732,368
Western Asset Managed High Income Fund, Inc.	197,293	834,549
BlackRock Senior High Income Fund, Inc.	14,183	32,621
DWS High Income Trust	22,522	66,215
Dreyfus High Yield Strategies Fund	78,008	191,120
Highland Credit Strategies Fund	31,505	146,183
Van Kampen High Income Trust II	42,002	79,804

TOTAL CLOSED END INVESTMENT COMPANIES
(Identified Cost $3,351,576)		2,082,860

	Principal Amount (‡)

SHORT-TERM INVESTMENTS – 9.2%
Repurchase Agreement with State Street Corp., dated 3/31/2009 at 0.000% to be repurchased at $20,927 on 4/01/2009 collateralized by $25,000 U.S. Treasury Bill, due 5/28/09 with a value of $24,993 including accrued interest (Note 2h of Notes to Financial Statements)	$20,927	20,927
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $22,784,395 on 4/01/2009 collateralized by $22,785,000 Federal Home Loan Mortgage Corp., 2.680% due 11/16/2009 with a value of $23,240,700 including accrued interest (Note 2h of Notes to Financial Statements)	22,784,395	22,784,395

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $22,805,322)		22,805,322

TOTAL INVESTMENTS – 95.2%
(Identified Cost $305,634,634)(a)		237,394,468
Other Assets Less Liabilities—4.8%		12,080,732

NET ASSETS – 100.0%		$249,475,200

(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(†) See Note 2a of Notes to Financial Statements.
(††) Amount shown represents units. One unit represents a principal amount of 100.

(a)        Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At March 31, 2009, the net unrealized depreciation on investments based on a cost of $305,681,542 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,494,324
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(76,781,398)

Net unrealized depreciation	$(68,287,074)

(b)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(c)	Non-income producing due to bankruptcy filing.
(d)	Illiquid security. At March 31, 2009, the value of these securities amounted to $8,278,031 or 3.3% of net assets.
(e)	Valued by management. At March 31, 2009 the value of these securities amounted to $3,673,227 or 1.5% of net assets.
(f)	Non-income producing security.
(g)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at March 31, 2009.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(j)	All or a portion of interest payment is paid-in-kind.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $20,205,194 or 8.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thai Baht

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Banking	5.7%
Paper	5.6
Wirelines	5.1
Pharmaceuticals	4.9
Healthcare	4.7
Sovereigns	4.3
Technology	4.3
Electric	4.2
Non-Captive Diversified	4.1
Local Authorities	3.9
Pipelines	3.5
Retailers	3.5
Automotive	3.2
Food & Beverage	2.2
Supranational	2.1
Metals & Mining	2.1
Wireless	2.0
Other Investments, less than 2% each	20.6
Short-Term Investments	9.2

Total Investments	95.2
Other assets less liabilities	4.8

Net Assets	100.0%

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – 97.3% of Net Assets

NON-CONVERTIBLE BONDS – 96.4%

ABS Car Loan – 0.5%
Americredit Automobile Receivables Trust, Series 2004-DF, Class A4, 3.430%, 7/06/2011	$46,190	$44,561
Navistar Financial Corp. Owner Trust, Series 2004-B, Class A4, 3.530%, 10/15/2012	95,473	93,575
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.010%, 9/15/2010	6,228	6,235

		144,371

ABS Credit Card – 3.6%
BA Credit Card Trust, Series 2008-A5, Class A5, 1.756%, 12/16/2013(b)	260,000	244,454
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.776%, 3/15/2017(b)	60,000	46,839
Chase Issuance Trust, Series 2007-A16, Class A16, 1.620%, 6/16/2014(b)	315,000	284,578
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	255,000	160,650
Discover Card Master Trust I, Series 2007-3, Class A2, 0.606%, 10/16/2014(b)	150,000	128,362
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.816%, 8/16/2021(b)	140,000	94,923

		959,806

ABS Home Equity – 1.1%
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	16,281	15,863
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	135,000	81,500
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	216,363	127,459
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.762%, 12/25/2035(b)	73,250	53,839

		278,661

Aerospace & Defense – 1.1%
Boeing Co. (The), 5.000%, 3/15/2014	115,000	117,882
General Dynamics Corp., 5.250%, 2/01/2014	155,000	165,300

		283,182

Automotive – 0.6%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	235,000	157,136

Banking – 9.7%
American Express Co., 5.500%, 9/12/2016	85,000	69,746
American Express Co., 6.150%, 8/28/2017	45,000	37,293
Bank of America Corp., 5.650%, 5/01/2018	105,000	87,598
Bank One Corp., 5.900%, 11/15/2011	5,000	4,901
Bear Stearns Cos., Inc. (The), 5.350%, 2/01/2012	130,000	128,639
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	280,000	289,160
Citigroup, Inc., 5.300%, 10/17/2012	325,000	286,457
Credit Suisse NY, 6.000%, 2/15/2018	110,000	95,942
Goldman Sachs Group, Inc. (The), 4.500%, 6/15/2010	210,000	209,550
Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	10,000	9,649
Goldman Sachs Group, Inc. (The), 5.450%, 11/01/2012	155,000	149,186

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Banking – continued
Merrill Lynch & Co., Inc., 5.450%, 2/05/2013	$350,000	$286,916
Morgan Stanley, 5.300%, 3/01/2013	400,000	384,624
Suntrust Banks, Inc., 5.250%, 11/05/2012	190,000	184,688
Wachovia Corp., 5.300%, 10/15/2011	45,000	44,423
Wells Fargo & Co., 5.250%, 10/23/2012	305,000	296,372

		2,565,144

Collateralized Mortgage Obligations – 2.2%
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.013%, 7/25/2021(b)	257,335	166,384
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	392,932	402,877

		569,261

Commercial Mortgage-Backed Securities – 9.1%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.929%, 5/10/2045(b)	205,000	151,964
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	400,202
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.909%, 6/11/2040(b)	250,000	185,697
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	140,000	127,342
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	410,000	361,843
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 6.051%, 4/15/2045(b)	375,000	333,643
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	230,000	207,145
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.600%, 2/12/2039(b)	320,000	226,848
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.104%, 6/12/2046(b)	210,000	149,544
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.915%, 8/12/2041(b)	205,000	185,155
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.803%, 6/11/2042(b)	100,000	75,390

		2,404,773

Construction Machinery – 0.7%
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	90,000	87,401
John Deere Capital Corp., MTN, 4.500%, 4/03/2013	90,000	88,289

		175,690

Consumer Products – 0.7%
Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	175,000	173,425

Electric – 3.9%
Carolina Power & Light Co., 6.500%, 7/15/2012	5,000	5,282
Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	125,000	132,959
Duke Energy Corp., 5.625%, 11/30/2012	150,000	158,587
Nisource Finance Corp., 7.875%, 11/15/2010	145,000	142,484

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Electric – continued
Pacific Gas & Electric Co., 6.250%, 12/01/2013	$135,000	$144,368
PacifiCorp, 5.500%, 1/15/2019	50,000	51,188
Southern California Edison Co., 5.750%, 3/15/2014	165,000	178,401
Virginia Electric and Power Co., 5.100%, 11/30/2012	205,000	209,941

		1,023,210

Entertainment – 1.9%
Time Warner, Inc., 5.875%, 11/15/2016	165,000	156,159
Time Warner, Inc., 6.500%, 11/15/2036	45,000	37,014
Viacom, Inc., Class B, 6.875%, 4/30/2036	205,000	149,569
Walt Disney Co., 5.700%, 7/15/2011	145,000	155,251

		497,993

Environmental – 0.2%
Waste Management, Inc., 6.375%, 3/11/2015	40,000	40,005

Food & Beverage – 4.3%
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	200,000	165,980
Coca-Cola Enterprises, Inc., 7.375%, 3/03/2014	110,000	124,946
Diageo Capital PLC, 7.375%, 1/15/2014	160,000	175,793
General Mills, Inc., 5.650%, 9/10/2012	225,000	237,683
HJ Heinz Finance Co., 6.000%, 3/15/2012	100,000	104,453
Kellogg Co., 5.125%, 12/03/2012	175,000	184,913
Kraft Foods, Inc., 6.750%, 2/19/2014	130,000	140,547

		1,134,315

Government Owned – No Guarantee – 2.1%
Federal National Mortgage Association, 5.375%, 6/12/2017	505,000	563,784

Health Insurance – 1.1%
UnitedHealth Group, Inc., 4.875%, 2/15/2013	180,000	175,317
WellPoint, Inc., 5.250%, 1/15/2016	100,000	91,246
WellPoint, Inc., 6.000%, 2/15/2014	35,000	35,025

		301,588

Healthcare – 1.8%
Hospira, Inc., 5.550%, 3/30/2012	250,000	253,158
McKesson Corp., 6.500%, 2/15/2014	45,000	46,546
Medco Health Solutions, Inc., 6.125%, 3/15/2013	170,000	168,884

		468,588

Hybrid ARMs – 0.8%
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.088%, 9/25/2036(b)	539,514	218,780

Independent Energy – 1.3%
Devon Energy Corp., 5.625%, 1/15/2014	125,000	126,789
Talisman Energy, Inc., 5.850%, 2/01/2037	15,000	10,124
Talisman Energy, Inc., 6.250%, 2/01/2038	55,000	38,799
XTO Energy, Inc., 4.900%, 2/01/2014	5,000	4,857
XTO Energy, Inc., 5.750%, 12/15/2013	170,000	171,863

		352,432

Integrated Energy – 2.5%
BP Capital Markets PLC, 3.875%, 3/10/2015	190,000	190,570
ConocoPhillips, 5.750%, 2/01/2019	130,000	130,862

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Integrated Energy – continued
Hess Corp., 7.000%, 2/15/2014	$35,000	$35,963
Marathon Oil Corp., 6.500%, 2/15/2014	35,000	35,535
Shell International Finance, 4.000%, 3/21/2014	255,000	258,578

		651,508

Media Cable – 2.4%
Comcast Cable Communications, 7.125%, 6/15/2013	110,000	114,488
Comcast Corp., 4.950%, 6/15/2016	160,000	145,166
Cox Communications, Inc., 4.625%, 1/15/2010	5,000	4,953
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	193,379
Time Warner Cable, Inc., 6.200%, 7/01/2013	170,000	165,493

		623,479

Media Non-Cable – 1.1%
Reed Elsevier Capital, Inc., 7.750%, 1/15/2014	125,000	127,317
Thomson Reuters Corp., 5.950%, 7/15/2013	175,000	170,934

		298,251

Metals & Mining – 1.0%
United States Steel Corp., 6.050%, 6/01/2017	175,000	108,277
Vale Overseas Ltd., 6.250%, 1/23/2017	165,000	162,625

		270,902

Mortgage Related – 6.2%
FHLMC, 4.500%, 12/01/2019	14,168	14,656
FHLMC, 5.500%, 3/01/2013	8,222	8,635
FHLMC, 6.000%, 11/01/2012	14,331	14,930
FHLMC, 6.500%, 1/01/2024	4,134	4,409
FHLMC, 8.000%, 7/01/2025	449	492
FNMA, 5.500%, 1/01/2017	43,776	45,989
FNMA, 5.500%, 1/01/2017	47,995	50,391
FNMA, 5.500%, 2/01/2017	26,436	27,772
FNMA, 5.500%, 8/01/2017	619,062	649,964
FNMA, 5.500%, 9/01/2017	132,544	139,160
FNMA, 5.500%, 11/01/2017	901	946
FNMA, 5.500%, 1/01/2020	605,949	634,681
FNMA, 6.000%, 9/01/2021	9,136	9,575
FNMA, 7.500%, 6/01/2016	2,331	2,450
FNMA, 8.000%, 6/01/2015	3,269	3,463
GNMA, 6.500%, 12/15/2023	10,011	10,526
GNMA, 8.500%, 9/15/2022	1,924	2,079
GNMA, 9.500%, 1/15/2019	6,945	7,622

		1,627,740

Non-Captive Consumer – 0.9%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	5,000	2,009
HSBC Finance Corp., 4.750%, 4/15/2010	205,000	191,994
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	10,000	5,318
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	10,000	5,182
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	80,000	43,210

		247,713

Non-Captive Diversified – 2.8%
CIT Group, Inc., 5.850%, 9/15/2016	7,000	3,959

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Non-Captive Diversified – continued
CIT Group, Inc., 12.000%, 12/18/2018, 144A		$126,000	$65,205
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		78,000	45,172
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		20,000	14,286
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	500,000	282,029
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		140,000	124,266
International Lease Finance Corp., Series Q, MTN, 5.750%, 6/15/2011		205,000	133,178
iStar Financial, Inc., 5.150%, 3/01/2012		170,000	61,200

			729,295

Oil Field Services – 1.7%
Baker Hughes, Inc., 7.500%, 11/15/2018		155,000	176,157
Halliburton Co., 6.150%, 9/15/2019		110,000	111,774
Weatherford International Ltd., 5.150%, 3/15/2013		175,000	162,824

			450,755

Pharmaceuticals – 2.2%
Abbott Laboratories, 5.150%, 11/30/2012		190,000	206,393
Eli Lilly & Co., 4.200%, 3/06/2014		155,000	159,658
Pfizer, Inc., 6.200%, 3/15/2019		190,000	202,487
Schering-Plough Corp., 5.550%, 12/01/2013		5,000	5,255

			573,793

Pipelines – 3.0%
Energy Transfer Partners LP, 6.000%, 7/01/2013		170,000	160,734
Enterprise Products Operating LLP, 9.750%, 1/31/2014		125,000	137,350
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013		185,000	174,683
ONEOK Partners LP, 8.625%, 3/01/2019		95,000	95,861
Spectra Energy Capital LLC, 5.668%, 8/15/2014		175,000	168,610
TransCanada Pipelines Ltd., 7.125%, 1/15/2019		55,000	57,388

			794,626

Railroads – 2.0%
Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014		175,000	187,279
Canadian Pacific Railway Co., 5.750%, 5/15/2013		170,000	163,210
CSX Corp., 6.150%, 5/01/2037		30,000	21,208
Union Pacific Corp., 5.750%, 11/15/2017		160,000	152,750

			524,447

Refining – 0.5%
Valero Energy Corp., 9.375%, 3/15/2019		125,000	129,046

REITs – 2.4%
Colonial Realty LP, 4.800%, 4/01/2011		125,000	108,772
ERP Operating LP, 6.625%, 3/15/2012		165,000	157,771
Federal Realty Investment Trust, 5.400%, 12/01/2013		105,000	82,253
ProLogis, 5.500%, 4/01/2012		255,000	159,220
Simon Property Group LP, 5.300%, 5/30/2013		170,000	138,809

			646,825

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued
Retailers – 1.0%
CVS Caremark Corp., 5.750%, 6/01/2017	$160,000	$156,026
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	130,000	102,044

		258,070

Supermarkets – 0.6%
Kroger Co., 6.200%, 6/15/2012	50,000	52,526
Kroger Co., 6.400%, 8/15/2017	35,000	35,930
Kroger Co., 6.750%, 4/15/2012	65,000	68,772

		157,228

Technology – 4.1%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	98,331
Corning, Inc., 6.200%, 3/15/2016	45,000	40,250
Equifax, Inc., 7.000%, 7/01/2037	85,000	60,373
Hewlett Packard Co., 6.125%, 3/01/2014	125,000	133,119
IBM International Group Capital, 5.050%, 10/22/2012	230,000	243,142
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	115,244
Oracle Corp., 4.950%, 4/15/2013	170,000	179,654
Pitney Bowes, Inc., 5.250%, 1/15/2037	95,000	92,265
Xerox Corp., 6.400%, 3/15/2016	170,000	129,619

		1,091,997

Tobacco – 1.9%
Altria Group, Inc., 9.700%, 11/10/2018	265,000	288,453
Philip Morris International, Inc., 6.875%, 3/17/2014	185,000	200,222

		488,675

Transportation Services – 0.5%
United Parcel Service, Inc., 3.875%, 4/01/2014	130,000	130,318

Treasuries – 8.8%
U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018	587,406	582,633
U.S. Treasury Inflation Indexed Bond, 1.625%, 1/15/2018(c)	725,558	733,267
U.S. Treasury Note, 3.375%, 11/30/2012	460,000	493,602
U.S. Treasury Note, 4.750%, 8/15/2017(c)	45,000	52,636
U.S. Treasury STRIPS, Zero Coupon Bond, 2/15/2015	535,000	471,890

		2,334,028

Wireless – 1.1%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	2,775
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	121,550
Vodafone Group PLC, 5.350%, 2/27/2012	175,000	177,672

		301,997

Wirelines – 3.0%
AT&T, Inc., 5.100%, 9/15/2014	180,000	180,606
Embarq Corp., 7.995%, 6/01/2036	155,000	116,250
Qwest Corp., 6.875%, 9/15/2033	260,000	170,300
Telecom Italia Capital SA, 4.950%, 9/30/2014	185,000	159,735
Verizon Communications, Inc., 6.350%, 4/01/2019	175,000	172,889

		799,780

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $27,314,446)		25,442,617

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

CONVERTIBLE BONDS – 0.9%

Hybrid ARMs – 0.9%
Federal Home Loan Mortgage Corp., 4.662%, 1/01/2035(b)	$240,151	$242,655

TOTAL CONVERTIBLE BONDS
(Identified Cost $240,359)		242,655

TOTAL BONDS AND NOTES
(Identified Cost $27,554,805)		25,685,272

SHORT-TERM INVESTMENTS – 0.9%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $255,403 on 4/01/2009 collateralized by $265,000 Federal Home Loan Bank, 0.950% due 3/30/2010 valued at $264,338 including accrued interest (Note 2h of Notes to Financial Statements) (Identified Cost $255,403)	255,403	255,403

TOTAL INVESTMENTS – 98.2%
(Identified Cost $27,810,208)(a)		25,940,675
Other Assets Less Liabilities—1.8%		462,469

NET ASSETS – 100.0%		$26,403,144

(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(†) See Note 2a of Notes to Financial Statements.

(a)         Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $27,836,624 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$625,530
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(2,521,479)

Net unrealized depreciation		$(1,895,949)

(b)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(c)	All or portion of this security is held as collateral for open futures contracts.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of this security amounted to $65,205 or 0.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Key to Abbreviation: SGD: Singapore Dollar

At March 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
10 Year U.S. Treasury Note	6/19/2009	4	$496,313	$16,899

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Banking	9.7%
Commercial Mortgage-Backed Securities	9.1
Treasuries	8.8
Mortgage Related	6.2
Food & Beverage	4.3
Technology	4.1
Electric	3.9
ABS Credit Card	3.6
Wirelines	3.0
Pipelines	3.0
Non-Captive Diversified	2.8
Integrated Energy	2.5
REITs	2.4
Media Cable	2.4
Pharmaceuticals	2.2
Collateralized Mortgage Obligations	2.2
Government Owned – No Guarantee	2.1
Railroads	2.0
Other Investments, less than 2% each	23.0
Short-Term Investments	0.9

Total Investments	98.2
Other assets less liabilities (including open Futures Contracts)	1.8

Net Assets	100.0%

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – 88.8% of Net Assets

NON-CONVERTIBLE BONDS – 88.4%

ABS Car Loan – 0.7%
ARG Funding Corp., Series 2005-2A, Class A5, 0.682%, 5/20/2011, 144A(b)		$3,245,000	$2,580,392

ABS Credit Card – 0.2%
Bank One Issuance Trust, Series 2004-C2, Class C2, 1.356%, 2/15/2017(b)		200,000	78,000
World Financial Network Credit Card, Series 2008-B, Class M, 7.800%, 10/15/2013		732,000	692,904

			770,904

ABS Home Equity – 0.1%
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021		250,664	147,666
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021		452,917	104,941
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034		488,766	123,120

			375,727

ABS Other – 0.6%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		2,500,000	2,304,237

Aerospace & Defense – 0.0%
Boeing Capital Corp., 6.500%, 2/15/2012		165,000	174,014

Airlines – 1.1%
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		2,246,393	1,246,748
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	2,926,426

			4,173,174

Automotive – 0.3%
Cummins, Inc., 5.650%, 3/01/2098		1,000,000	418,700
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	752,862
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		150,000	134,528
General Motors Corp., 8.250%, 7/15/2023		50,000	6,188

			1,312,278

Banking – 6.7%
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	444,248
Bank of America Corp., 5.420%, 3/15/2017		230,000	146,387
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	696,820
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	70,000,000	1,953,644
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	1,453,707
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	17,000,000	469,999
Bear Stearns Co., Inc. (The), 5.550%, 1/22/2017		230,000	193,385
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	7,484,000,000	418,858
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	1,814,661
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		144,000	128,145
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		1,725,000	1,559,536

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Banking – continued
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		$870,000	$794,014
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		250,000	208,205
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		1,085,000	733,830
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	8,035,000	2,894,599
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	8,972,574,000	518,243
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	310,510
JPMorgan Chase & Co., 4.750%, 5/01/2013		60,000	58,159
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	617,278
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		3,770,000	1,873,735
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		235,000	182,076
Morgan Stanley, 4.750%, 4/01/2014		3,550,000	2,902,398
Morgan Stanley, 5.375%, 10/15/2015		1,300,000	1,174,446
Morgan Stanley, 6.750%, 4/15/2011		1,310,000	1,311,009
Morgan Stanley, EMTN, 5.450%, 1/09/2017		260,000	227,500
Morgan Stanley, MTN, 6.250%, 8/09/2026		500,000	413,554
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		800,000	711,874
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		995,000	903,861
National City Bank of Indiana, 4.250%, 7/01/2018		420,000	331,855
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	65,000,000	309,146
Washington Mutual Finance Corp., 6.875%, 5/15/2011		135,000	122,622

			25,878,304

Brokerage – 0.0%
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(c)		2,030,000	203
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(c)		155,000	16

			219

Building Materials – 0.1%
Masco Corp., 5.850%, 3/15/2017		500,000	312,745

Chemicals – 1.2%
Lubrizol Corp., 6.500%, 10/01/2034		2,255,000	1,722,031
Methanex Corp., 6.000%, 8/15/2015		980,000	666,375
PPG Industries, Inc., 6.650%, 3/15/2018		2,410,000	2,356,970

			4,745,376

Collateralized Mortgage Obligations – 0.3%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020		307,899	289,425

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Collateralized Mortgage Obligations – continued
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	$675,000	$706,418

		995,843

Commercial Mortgage-Backed Securities – 4.9%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.351%, 9/10/2047(b)	160,000	122,999
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	220,000	199,729
Bear Stearns Commercial Mortgage Securities, 5.540%, 9/11/2041	600,000	498,038
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040	280,000	258,200
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	360,000	296,724
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	600,000	437,346
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.909%, 6/11/2040(b)	407,000	302,314
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	155,000	140,985
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.961%, 6/10/2046(b)	480,000	366,733
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.912%, 6/15/2039(b)	3,525,000	2,114,534
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.004%, 9/15/2039(b)	2,030,000	1,288,291
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	685,000	447,437
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	485,000	434,720
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,500,000	1,079,007
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	1,003,000	722,527
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	805,000	595,476
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	350,000	262,801
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,180,000	854,794
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.065%, 4/15/2045(b)	1,100,000	829,846
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.007%, 6/15/2049(b)	4,055,000	2,788,866
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,405,000	949,530
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	480,000	369,135

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – continued
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.080%, 6/15/2038(b)	$380,000	$287,954
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	390,000	280,670
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	915,000	757,257
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039	335,000	304,487
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.104%, 6/12/2046(b)	235,000	167,347
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	350,000	281,566
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	425,000	333,273
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	300,000	230,847
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.458%, 1/11/2043(b)	800,000	621,002
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	200,000	132,810

		18,757,245

Construction Machinery – 0.9%
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	200,000	171,589
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	3,195,000	3,102,735
Caterpillar Financial Services Corp., Series F, MTN, 5.850%, 9/01/2017	100,000	86,884

		3,361,208

Consumer Cyclical Services – 2.0%
Western Union Co. (The), 5.930%, 10/01/2016	3,965,000	3,675,769
Western Union Co. (The), 6.500%, 2/26/2014	4,000,000	4,078,388

		7,754,157

Consumer Products – 1.1%
Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038	2,745,000	2,662,842
Snap-on, Inc., 5.850%, 3/01/2014	660,000	667,790
Snap-on, Inc., 6.700%, 3/01/2019	780,000	791,750

		4,122,382

Distributors – 0.5%
Equitable Resources, Inc., 6.500%, 4/01/2018	2,150,000	1,897,409

Electric – 3.5%
AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	2,800,000	2,633,137
Baltimore Gas & Electric Co., 5.200%, 6/15/2033	500,000	329,122
Bruce Mansfield Unit, 6.850%, 6/01/2034(d)	1,550,000	1,151,433
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	960,000	740,145
Commonwealth Edison Co., 4.700%, 4/15/2015	555,000	507,437
Commonwealth Edison Co., 4.750%, 12/01/2011(d)	41,000	40,060
Commonwealth Edison Co., 5.875%, 2/01/2033	1,180,000	971,795

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Electric – continued
Dominion Resources, Inc., 5.950%, 6/15/2035	$385,000	$325,811
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,000,000	1,025,461
Illinois Power Co., 6.250%, 4/01/2018	3,385,000	3,093,978
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	445,000	394,634
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	1,035,000	957,136
NiSource Finance Corp., 6.150%, 3/01/2013	195,000	170,315
NiSource Finance Corp., 6.400%, 3/15/2018	1,255,000	1,015,492

		13,355,956

Entertainment – 0.7%
Time Warner, Inc., 6.500%, 11/15/2036	410,000	337,235
Time Warner, Inc., 6.625%, 5/15/2029	870,000	734,473
Time Warner, Inc., 6.950%, 1/15/2028	375,000	331,382
Time Warner, Inc., 7.625%, 4/15/2031	245,000	218,914
Time Warner, Inc., 7.700%, 5/01/2032	160,000	143,878
Viacom, Inc., Class B, 6.875%, 4/30/2036	1,325,000	966,729

		2,732,611

Food & Beverage – 1.0%
Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	995,000	769,000
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	1,270,000	1,053,970
Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,025,000	1,117,250
Kraft Foods, Inc., 6.250%, 6/01/2012	210,000	221,579
Kraft Foods, Inc., 6.500%, 11/01/2031	960,000	890,521

		4,052,320

Government Owned-No Guarantee – 1.1%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,565,000	2,442,067
DP World Ltd., 6.850%, 7/02/2037, 144A	3,800,000	1,818,106

		4,260,173

Healthcare – 0.9%
Covidien International Finance SA, 6.000%, 10/15/2017	900,000	912,803
Covidien International Finance SA, 6.550%, 10/15/2037	900,000	886,268
HCA, Inc., 5.750%, 3/15/2014	1,020,000	668,100
HCA, Inc., 6.250%, 2/15/2013	195,000	146,250
HCA, Inc., 6.375%, 1/15/2015	95,000	62,225
HCA, Inc., 6.500%, 2/15/2016	55,000	36,025
HCA, Inc., 6.750%, 7/15/2013	30,000	22,425
HCA, Inc., 7.050%, 12/01/2027	100,000	52,000
HCA, Inc., 7.190%, 11/15/2015	190,000	128,353
HCA, Inc., 7.500%, 12/15/2023	75,000	39,737
HCA, Inc., 7.690%, 6/15/2025	175,000	91,141
HCA, Inc., 8.360%, 4/15/2024	305,000	171,021
HCA, Inc., MTN, 7.580%, 9/15/2025	10,000	5,131
HCA, Inc., MTN, 7.750%, 7/15/2036	305,000	154,268

		3,375,747

Home Construction – 1.8%
Centex Corp., 5.250%, 6/15/2015	380,000	285,000
Lennar Corp., Series B, 5.600%, 5/31/2015	1,250,000	890,625
Lennar Corp., Series B, 6.500%, 4/15/2016	770,000	554,400
Pulte Homes, Inc., 5.200%, 2/15/2015	1,265,000	1,000,931

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Home Construction – continued
Pulte Homes, Inc., 6.000%, 2/15/2035		$3,340,000	$2,037,400
Pulte Homes, Inc., 6.375%, 5/15/2033		1,455,000	887,550
Toll Brothers Finance Corp., 5.150%, 5/15/2015		1,725,000	1,455,034

			7,110,940

Hybrid ARMs – 0.3%
FNMA, 5.730%, 9/01/2036(b)		378,238	391,928
FNMA, 6.039%, 2/01/2037(b)		381,310	396,302
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.592%, 7/25/2035(b)		414,586	243,472
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.927%, 10/25/2035(b)		289,189	200,388

			1,232,090

Independent Energy – 2.8%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,260,000	1,085,213
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,320,000	922,634
Apache Corp., 6.000%, 1/15/2037		1,940,000	1,871,269
Noble Energy, Inc., 8.250%, 3/01/2019		3,520,000	3,605,508
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,365,000	3,012,062
Talisman Energy, Inc., 5.850%, 2/01/2037		15,000	10,124
XTO Energy, Inc., 6.100%, 4/01/2036		65,000	54,988
XTO Energy, Inc., 6.750%, 8/01/2037		435,000	395,900

			10,957,698

Local Authorities – 3.0%
Manitoba (Province of), GMTN, 6.375%, 9/01/2015	NZD	4,635,000	2,655,945
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000	1,929,268
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	685,000	500,934
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,000,000	2,831,170
Province of Alberta, 5.930%, 9/16/2016	CAD	391,052	350,275
Quebec Province, Series QC, 6.750%, 11/09/2015	NZD	1,185,000	671,901
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000	1,265,266
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(d)		2,880,000	1,418,141

			11,622,900

Media Cable – 2.1%
Comcast Corp., 5.650%, 6/15/2035		2,090,000	1,655,073
Comcast Corp., 6.450%, 3/15/2037		1,230,000	1,074,590
Comcast Corp., 6.500%, 11/15/2035		1,570,000	1,386,729
Comcast Corp., 6.950%, 8/15/2037		1,925,000	1,792,583
Time Warner Cable, Inc., 6.750%, 7/01/2018		2,500,000	2,346,760

			8,255,735

Media Non-Cable – 0.6%
Clear Channel Communications, Inc., 5.750%, 1/15/2013		250,000	37,500

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Media Non-Cable – continued
News America, Inc., 6.200%, 12/15/2034	$950,000	$683,391
News America, Inc., 6.400%, 12/15/2035	1,980,000	1,466,865

		2,187,756

Metals & Mining – 0.0%
Teck Cominco Ltd., 7.000%, 9/15/2012	100,000	75,000

Mortgage Related – 2.7%
Federal Home Loan Mortgage Corp., MTN, 5.000%, 12/14/2018	281,000	271,329
Federal National Mortgage Association, 7.000%, 4/25/2020	40,278	43,102
FHLMC, 4.000%, 7/01/2019	294,424	300,662
FHLMC, 4.500%, 4/01/2019	610,813	631,860
FHLMC, 5.000%, 5/01/2034	198,402	205,113
FHLMC, 5.500%, 8/01/2033	488,446	509,000
FHLMC, 5.500%, 2/01/2037	520,190	540,372
FHLMC, 6.000%, 2/01/2020	209,828	220,007
FHLMC, 6.000%, 6/01/2035	389,732	409,299
FHLMC, 10.000%, 8/01/2018	3,391	3,833
FHLMC, 10.000%, 10/01/2018	2,155	2,432
FNMA, 4.000%, 1/01/2020	169,133	172,928
FNMA, 4.500%, 3/01/2035	254,201	260,524
FNMA, 4.500%, 9/01/2035	353,998	362,257
FNMA, 5.000%, 2/01/2018	101,556	106,230
FNMA, 5.000%, 6/01/2020	289,846	301,645
FNMA, 5.000%, 4/01/2034	190,570	197,106
FNMA, 5.000%, 5/01/2034	192,433	199,033
FNMA, 5.000%, 5/01/2035	344,823	356,595
FNMA, 5.000%, 6/01/2035	243,862	252,188
FNMA, 5.000%, 6/01/2035	140,874	145,684
FNMA, 5.000%, 8/01/2035	350,430	362,394
FNMA, 5.500%, 9/01/2016	68,049	71,489
FNMA, 5.500%, 8/01/2019	45,372	47,524
FNMA, 5.500%, 12/01/2032	114,062	118,918
FNMA, 5.500%, 1/01/2033	233,822	243,778
FNMA, 5.500%, 6/01/2033	360,905	377,051
FNMA, 5.500%, 7/01/2033	538,228	560,976
FNMA, 5.500%, 9/01/2034	211,460	220,133
FNMA, 5.500%, 3/01/2035	73,773	76,798
FNMA, 5.500%, 3/01/2035	56,530	58,796
FNMA, 5.500%, 5/01/2035	73,007	75,933
FNMA, 5.500%, 8/01/2035	141,095	146,750
FNMA, 5.500%, 12/01/2035	305,842	318,100
FNMA, 5.500%, 1/01/2036	16,361	17,017
FNMA, 5.500%, 2/01/2036	6,940	7,218
FNMA, 5.500%, 4/01/2036	379,506	394,716
FNMA, 5.500%, 6/01/2036	87,470	90,894
FNMA, 6.000%, 12/01/2018	25,191	26,650
FNMA, 6.000%, 12/01/2020	32,885	34,465
FNMA, 6.000%, 3/01/2021	290,322	305,678
FNMA, 6.000%, 10/01/2028	28,567	30,117
FNMA, 6.000%, 10/01/2033	548,098	575,444
FNMA, 6.500%, 2/01/2011	2,894	2,972
FNMA, 6.500%, 10/01/2031	81,261	86,352

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Mortgage Related – continued
FNMA, 6.500%, 10/01/2033		$43,987	$46,632
FNMA, 6.500%, 10/01/2033		68,933	73,079
FNMA, 6.500%, 10/01/2033		58,705	62,235
FNMA, 6.500%, 11/01/2033		85,676	90,829
GNMA, 6.500%, 2/20/2028		130,003	138,727
GNMA, 7.000%, 11/20/2025		5,431	5,802
GNMA, 10.000%, 5/15/2018		14,729	16,157
GNMA, 10.000%, 8/15/2018		9,473	10,398
GNMA, 10.000%, 12/15/2018		45,846	50,324

			10,235,545

Non-Captive Consumer – 0.9%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		45,000	18,084
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		2,815,000	1,041,550
HSBC Finance Corp., 8.000%, 7/15/2010		205,000	193,338
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		70,000	31,500
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		680,000	373,128
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(d)(e)	NZD	970,000	402,230
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		2,385,000	1,288,205

			3,348,035

Non-Captive Diversified – 2.5%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		255,000	149,175
CIT Group, Inc., 5.400%, 2/13/2012		10,000	6,447
CIT Group, Inc., 5.400%, 1/30/2016		19,000	11,388
CIT Group, Inc., 5.800%, 7/28/2011		240,000	173,074
CIT Group, Inc., 5.800%, 10/01/2036		185,000	101,896
CIT Group, Inc., 5.850%, 9/15/2016		5,000	2,828
CIT Group, Inc., 12.000%, 12/18/2018, 144A		1,275,000	659,813
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	350,000	195,304
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		102,000	60,180
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		17,000	10,350
CIT Group, Inc., MTN, 5.125%, 9/30/2014		155,000	93,696
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		280,000	132,009
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		65,000	37,643
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	670,000	436,894
General Electric Capital Corp., 5.625%, 5/01/2018		215,000	186,947
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		150,000	107,143
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(d)(e)	NZD	470,000	219,802
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014(d)(e)	NZD	1,405,000	724,474
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		2,230,000	1,979,381
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(d)(e)	NZD	5,650,000	2,659,443

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Non-Captive Diversified – continued
GMAC LLC, 5.625%, 5/15/2009	$1,330,000	$1,258,874
GMAC LLC, 6.000%, 12/15/2011, 144A	763,000	519,458
GMAC LLC, 7.500%, 12/31/2013, 144A	41,000	19,708
GMAC LLC, 8.000%, 12/31/2018, 144A	97,000	28,160

		9,774,087

Oil Field Services – 0.1%
Weatherford International Ltd., 6.500%, 8/01/2036	235,000	165,432
Weatherford International Ltd., 6.800%, 6/15/2037	105,000	74,478

		239,910

Paper – 0.4%
Georgia-Pacific LLC, 7.250%, 6/01/2028	1,500,000	1,042,500
International Paper Co., 4.000%, 4/01/2010	500,000	475,752
Westvaco Corp., 8.200%, 1/15/2030	200,000	157,672

		1,675,924

Pharmaceuticals – 1.8%
Elan Financial PLC, 7.750%, 11/15/2011	60,000	50,400
Elan Financial PLC, 8.875%, 12/01/2013	170,000	136,000
Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	6,500,000	6,652,925

		6,839,325

Pipelines – 2.3%
DCP Midstream LP, 6.450%, 11/03/2036, 144A	635,000	411,641
El Paso Corp., 6.950%, 6/01/2028	350,000	241,366
Enterprise Products Operating LLP, 6.300%, 9/15/2017	680,000	626,772
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	145,000	137,739
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	5,300,000	4,825,448
NGPL Pipeco LLC, 6.514%, 12/15/2012, 144A	850,000	811,972
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	965,000	884,813
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	810,000	705,916
Spectra Energy Capital LLC, 5.500%, 3/01/2014	230,000	220,632

		8,866,299

Property & Casualty Insurance – 1.4%
Allstate Corp., 5.950%, 4/01/2036	470,000	340,050
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	65,000	57,315
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	1,842,000	1,642,340
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	2,360,000	1,566,120
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	1,390,000	1,416,977
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	60,000	18,600
Progressive Corp., 7.000%, 10/01/2013	150,000	146,293

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Property & Casualty Insurance – continued
Willis North America, Inc., 6.200%, 3/28/2017		$225,000		$157,708

				5,345,403

Railroads – 0.5%
Canadian Pacific Railway Co., 5.950%, 5/15/2037		215,000		150,036
Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, 144A	CAD	1,000,000		798,937
CSX Corp., 6.250%, 3/15/2018		670,000		577,178
CSX Corp., MTN, 6.000%, 10/01/2036		210,000		147,495
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)		190,000		104,500
Union Pacific Corp., 5.375%, 6/01/2033		415,000		330,207

				2,108,353

Refining – 0.9%
Valero Energy Corp., 9.375%, 3/15/2019		3,500,000		3,613,295

REITs – 2.0%
Camden Property Trust, 5.700%, 5/15/2017		640,000		469,849
Colonial Realty LP, 4.800%, 4/01/2011		1,840,000		1,601,116
Colonial Realty LP, 5.500%, 10/01/2015		290,000		173,975
Duke Realty LP, 5.950%, 2/15/2017		90,000		53,824
Equity One, Inc., 6.000%, 9/15/2017		1,000,000		650,000
ERP Operating LP, 5.125%, 3/15/2016		30,000		23,672
ERP Operating LP, 5.750%, 6/15/2017		180,000		142,465
Highwoods Properties, Inc., 5.850%, 3/15/2017		80,000		49,470
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000		708,421
ProLogis, 5.625%, 11/15/2015		40,000		21,600
ProLogis, 5.750%, 4/01/2016		35,000		19,234
Realty Income Corp., 6.750%, 8/15/2019		500,000		345,142
Simon Property Group LP, 5.250%, 12/01/2016		75,000		55,865
Simon Property Group LP, 5.300%, 5/30/2013		1,200,000		979,829
Simon Property Group LP, 5.750%, 5/01/2012		45,000		38,924
Simon Property Group LP, 5.750%, 12/01/2015		290,000		223,899
Simon Property Group LP, 5.875%, 3/01/2017		740,000		570,806
Simon Property Group LP, 6.350%, 8/28/2012		250,000		214,184
Simon Property Group LP, 10.350%, 4/01/2019		1,300,000		1,263,443

				7,605,718

Retailers – 1.6%
Home Depot, Inc. (The), 5.875%, 12/16/2036		3,305,000		2,340,538
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		230,000		143,787
Lowe’s Cos., Inc., 5.500%, 10/15/2035		25,000		21,943
Lowe’s Cos., Inc., 5.800%, 10/15/2036		950,000		835,622
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012		355,000		278,659
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013		980,000		744,493
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		3,465,000		1,929,593

				6,294,635

Sovereigns – 1.4%
Republic of Iceland, 7.000%, 3/17/2010	ISK	99,510,000		474,007
Republic of Iceland, 8.500%, 6/12/2009	ISK	133,290,000		643,043
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	981,374

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)		Value (†)

BONDS AND NOTES – continued

Sovereigns – continued
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	460,000	(††)	$3,470,865

				5,569,289

Supranational – 2.6%
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	1,900,000		1,383,754
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	9,000,000		3,821,533
Inter-American Development Bank, EMTN, Zero Coupon Bond, 9/23/2013	IDR	45,300,000,000		2,195,021
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	4,375,000		2,467,754

				9,868,062

Technology – 2.6%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000		1,621,016
Avnet, Inc., 6.625%, 9/15/2016		270,000		224,887
Corning, Inc., 6.850%, 3/01/2029		10,000		7,549
Corning, Inc., 7.250%, 8/15/2036		3,565,000		2,685,825
Dun & Bradstreet Corp., 6.000%, 4/01/2013		1,970,000		2,009,831
International Business Machines Corp., 4.750%, 11/29/2012		795,000		842,627
Intuit, Inc., 5.750%, 3/15/2017		635,000		552,988
KLA-Tencor Corp., 6.900%, 5/01/2018		1,370,000		1,082,930
Motorola, Inc., 5.220%, 10/01/2097		1,000,000		402,470
Motorola, Inc., 6.500%, 9/01/2025		190,000		120,651
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		475,000		454,755

				10,005,529

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(d)		1,000,000		45,000

Tobacco – 1.4%
Altria Group, Inc., 9.250%, 8/06/2019		4,190,000		4,479,923
Reynolds American, Inc., 6.750%, 6/15/2017		735,000		627,464
Reynolds American, Inc., 7.250%, 6/15/2037		195,000		142,383

				5,249,770

Transportation Services – 2.1%
APL Ltd., 8.000%, 1/15/2024(d)		100,000		70,257
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		3,429,237		2,571,928
Erac USA Finance Co., 6.700%, 6/01/2034, 144A		945,000		522,235
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		8,661,000		5,041,239

				8,205,659

Treasuries – 16.4%
Canadian Government, 2.750%, 12/01/2010	CAD	5,410,000		4,418,452
Canadian Government, 3.750%, 9/01/2011	CAD	2,000,000		1,682,979
Canadian Government, 3.750%, 6/01/2012	CAD	3,340,000		2,845,199
Canadian Government, 3.750%, 6/01/2019	CAD	31,580,000		27,219,465
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000		886,913
Canadian Government, 4.250%, 9/01/2009	CAD	4,070,000		3,278,145

		Principal Amount (‡)	Value (†)

BONDS AND NOTES – continued

Treasuries – continued
Canadian Government, 5.250%, 6/01/2012	CAD	11,565,000	$10,277,605
Norwegian Government, 4.250%, 5/19/2017	NOK	23,620,000	3,673,978
Norwegian Government, 6.500%, 5/15/2013	NOK	50,000,000	8,508,735
U.S. Treasury Note, 4.250%, 11/15/2013		330,000	370,064

			63,161,535

Wireless – 0.9%
ALLTEL Corp., 7.875%, 7/01/2032		705,000	716,590
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		60,000	31,800
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		165,000	94,050
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		510,000	283,050
Sprint Capital Corp., 6.875%, 11/15/2028		234,000	142,740
Sprint Nextel Corp., 6.000%, 12/01/2016		366,000	261,690
Telefonica Emisones SAU, 6.421%, 6/20/2016		185,000	191,278
Vodafone Group PLC, 6.150%, 2/27/2037		1,725,000	1,626,464

			3,347,662

Wirelines – 5.4%
AT&T Corp., 6.500%, 3/15/2029		1,310,000	1,148,587
AT&T, Inc., 6.150%, 9/15/2034		1,785,000	1,563,881
AT&T, Inc., 6.500%, 9/01/2037		965,000	870,837
BellSouth Corp., 6.000%, 11/15/2034		530,000	474,729
BellSouth Corp., 6.550%, 6/15/2034		105,000	97,444
BellSouth Telecommunications, Inc., 5.850%, 11/15/2045		2,000,000	1,394,396
GTE Corp., 6.940%, 4/15/2028		205,000	183,566
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,170,000	2,024,894
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		500,000	340,000
Telecom Italia Capital SA, 5.250%, 11/15/2013		225,000	202,058
Telecom Italia Capital SA, 5.250%, 10/01/2015		1,980,000	1,669,445
Telecom Italia Capital SA, 6.000%, 9/30/2034		1,880,000	1,282,638
Telefonica Emisiones SAU, 7.045%, 6/20/2036		4,075,000	4,187,177
Verizon Communications, Inc., 5.850%, 9/15/2035		3,715,000	3,156,324
Verizon Maryland, Inc., 5.125%, 6/15/2033		290,000	200,894
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		1,610,000	1,493,816
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013		505,000	489,870

			20,780,556

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $381,607,322)			340,914,131

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)

CONVERTIBLE BONDS – 0.2%

Pharmaceuticals – 0.1%
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	$298,000	$391,497
Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	125,000	120,469

		511,966

REITs – 0.1%
ERP Operating LP, 3.850%, 8/15/2026	180,000	159,084

Technology – 0.0%
Maxtor Corp., 5.750%, 3/01/2012(d)	48,000	36,000
Richardson Electronics Ltd., 7.750%, 12/15/2011	44,000	35,200

		71,200

TOTAL CONVERTIBLE BONDS
(Identified Cost $657,703)		742,250

MUNICIPALS – 0.2%

Michigan – 0.1%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(d)	1,085,000	633,369

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(d)	750,000	411,105

TOTAL MUNICIPALS
(Identified Cost $1,813,253)		1,044,474

TOTAL BONDS AND NOTES
(Identified Cost $384,078,278)		342,700,855

	Shares

PREFERRED STOCKS – 0.5%

NON-CONVERTIBLE PREFERRED STOCKS – 0.2%

Banking – 0.1%
Bank of America Corp., 7.250%	940	383,050

Capital Markets – 0.0%
Lehman Brothers Holdings, Inc., 7.250%(c)	860	637
Lehman Brothers Holdings, Inc., 7.950%(c)	570	3

		640

Diversified Financial Services – 0.0%
CIT Group, Inc., Series A, 6.350%	12,023	76,466
Preferred Blocker, Inc., 7.000%, 144A	161	32,054

		108,520

Electric Utilities – 0.1%
Connecticut Light & Power Co., 4.400%	263	9,246
MDU Resources Group, Inc., 5.100%, 1/01/2011	254	25,448
Public Service Electric & Gas Co., 4.080%	400	28,200
San Diego Gas & Electric Co., 4.500%	100	1,550
Union Electric Co., 4.500%	3,160	211,720

		276,164

	Shares	Value (†)

PREFERRED STOCKS – continued

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 5.000%, (f)(g)	1,850	$1,665
Federal Home Loan Mortgage Corp., 5.570%, (f)(g)	28,450	10,811
Federal Home Loan Mortgage Corp., 5.660%, (f)(g)	8,500	3,400
Federal Home Loan Mortgage Corp., 5.700%, (f)(g)	2,900	2,407
Federal Home Loan Mortgage Corp., 5.790%, (f)(g)	5,400	4,158
Federal Home Loan Mortgage Corp., 5.810%, (f)(g)	1,900	1,482
Federal Home Loan Mortgage Corp., 5.900%, (f)(g)	4,200	1,932
Federal Home Loan Mortgage Corp., 6.000%, (f)(g)	2,400	2,136
Federal Home Loan Mortgage Corp., 6.420%, (f)(g)	1,700	1,360
Federal Home Loan Mortgage Corp., 6.550%, (f)(g)	11,075	4,541
Federal Home Loan Mortgage Corp., 8.375%, (f)(g)	39,400	18,124
Federal National Mortgage Association, 4.750%, (f)(g)	3,650	2,664
Federal National Mortgage Association, 5.125%, (f)(g)	1,300	897
Federal National Mortgage Association, 5.375%, (f)(g)	2,600	3,718
Federal National Mortgage Association, 5.810%, (f)(g)	1,050	1,208
Federal National Mortgage Association, 6.750%, (f)(g)	1,650	825
Federal National Mortgage Association, 8.250%, (f)(g)	53,575	38,038

		99,366

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $4,375,329)		867,740

CONVERTIBLE PREFERRED STOCKS – 0.3%

Capital Markets – 0.2%
Newell Financial Trust I, 5.250%, 12/01/2027	33,050	594,900

Diversified Financial Services – 0.1%
Sovereign Capital Trust, 4.375%, 3/01/2034	25,000	493,750

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $1,794,828)		1,088,650

TOTAL PREFERRED STOCKS
(Identified Cost $6,170,157)		1,956,390

	Principal Amount (‡)

SHORT-TERM INVESTMENTS – 9.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000%
to be repurchased at $35,738,597 on 4/01/2009 collateralized by $35,740,000 Federal Home Loan Mortgage Corp., 2.680% due 11/16/2009 with a value of $36,454,800 including accrued interest
(Note 2h of Notes to Financial Statements)
(Identified Cost $35,738,597)	$35,738,597	35,738,597

TOTAL INVESTMENTS – 98.6%
(Identified Cost $425,987,032)(a)		380,395,842
Other Assets Less Liabilities—1.4%		5,369,638

NET ASSETS – 100.0%		$385,765,480

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

(‡) Principal amount stated in U.S. dollars unless otherwise noted.
(†) See Note 2a of Notes to Financial Statements.
(††) Amount shown represents units. One unit represents a principal amount of 100.

(a)          Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $426,346,276 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,693,947
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(53,644,381)

Net unrealized depreciation	$(45,950,434)

(b)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(c)	Non-income producing security due to default or bankruptcy filing.
(d)	Illiquid security. At March 31, 2009, the value of these securities amounted to $7,915,814 or 2.1% of net assets.
(e)	Valued by management. At March 31, 2009 the value of these securities amounted to $4,005,949 or 1.0% of net assets.
(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(g)	Non-income producing security.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $40,170,436 or 10.4% of net assets.
ABS	Asset-Backed Securities
ARM	Adjustable-Rate Mortgage
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; THB: Thai Baht

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Treasuries	16.4%
Banking	6.8
Wirelines	5.4
Commercial Mortgage-Backed Securities	4.9
Electric	3.5
Local Authorities	3.0
Independent Energy	2.8
Mortgage Related	2.7
Technology	2.6
Supranational	2.6
Non-Captive Diversified	2.5
Pipelines	2.3
Media Cable	2.1
Transportation Services	2.1
REITs	2.1
Consumer Cyclical Services	2.0
Other Investments, less than 2% each	25.5
Short-Term Investments	9.3

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

CURRENCY EXPOSURE AT MARCH 31, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	71.3%
Canadian Dollar	13.8
Norwegian Krone	3.2
New Zealand Dollar	2.5
Brazilian Real	2.2
Other, less than 2% each	5.6

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)

	Bond Fund	Fixed Income Fund

Assets
Investments at cost	$17,269,684,101	$728,737,983
Net unrealized depreciation	(4,439,168,791)	(142,424,556)

Investments at value	12,830,515,310	586,313,427
Cash	450,052	—
Foreign currency at value (identified cost $6,911,165, $219,977, $32,660,217, $0, $66,547, $0, $121,978)	6,975,665	222,460
Receivable for Fund shares sold	56,090,169	214,717
Receivable for securities sold	285,180	11,565
Receivable for currency sold (identified cost $2,451,924, $13,230, $0, $0, $11,227, $0, $61,775)	1,374,214	7,415
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—
Dividends and interest receivable	260,161,034	10,269,487
Tax reclaims receivable	—	2,924
Receivable from investment adviser (Note 5)	61,174	—
Receivable from broker—variation margin on open futures contracts	—	—
Other assets	12,087	—

Total Assets	13,155,924,885	597,041,995

Liabilities
Payable for securities purchased	1,561,140	—
Payable for Fund shares redeemed	15,954,386	68,094
Management fees payable (Note 5)	5,680,823	248,297
Administrative fees payable (Note 5)	472,211	23,541
Deferred Trustees’ fees (Note 5)	554,331	73,355
Service and distribution fees payable (Note 5)	40,555	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—
Other accounts payable and accrued expenses	1,106,164	23,933

Total Liabilities	25,369,610	437,220

Net Assets	$13,130,555,275	$596,604,775

Net Assets consist of:
Paid-in capital	$17,998,291,359	$740,096,212
Undistributed net investment income (Distributions in excess of net investment income)	107,769,893	9,920,329
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(535,868,665)	(10,975,955)
Net unrealized depreciation on investments, futures contracts and foreign currency translations	(4,439,637,312)	(142,435,811)

Net Assets	$13,130,555,275	$596,604,775

Net Asset Value and Offering Price
Institutional Class
Net assets	$7,353,074,331	$596,604,775

Shares of beneficial interest	721,450,184	59,609,467

Net asset value, offering and redemption price per share	$10.19	$10.01

Retail Class
Net assets	$5,605,362,247	—

Shares of beneficial interest	551,788,449	—

Net asset value, offering and redemption price per share	$10.16	—

Admin Class
Net assets	$172,118,697	—

Shares of beneficial interest	16,981,508	—

Net asset value, offering and redemption price per share	$10.14	—

See accompanying notes to financial statements.

Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Intermediate Duration Fixed Income Fund	Investment Grade Fixed Income Fund

$1,640,120,012	$14,283,574	$305,634,634	$27,810,208	$425,987,032
(286,149,699)	(894,123)	(68,240,166)	(1,869,533)	(45,591,190)
1,353,970,313	13,389,451	237,394,468	25,940,675	380,395,842
—	—	38,190	5,141	—

30,436,777	—	67,393	—	123,553
2,696,708	47,927	9,000,000	—	105,431
26,620,201	—	133,239	229,533	—

—	—	6,175	—	33,979
3,161,451	3,231	—	—	—
24,854,142	116,719	5,103,785	289,081	5,821,681
812	—	2,181	1,135	1,006
—	7,025	—	5,050	—
—	—	—	1,250	—
—	—	—	—	—
1,441,740,404	13,564,353	251,745,431	26,471,865	386,481,492

662,325	—	2,074,752	—	—
2,190,535	250,000	535	—	500,000
716,599	2,693	112,719	5,514	126,535
51,158	464	8,426	950	14,593
132,062	34,221	44,605	36,647	50,618
4,867	—	—	—	—
1,136,389	—	—	—	—
158,827	20,089	29,194	25,610	24,266
5,052,762	307,467	2,270,231	68,721	716,012
$1,436,687,642	$13,256,886	$249,475,200	$26,403,144	$385,765,480

$1,818,005,594	$14,707,487	$316,846,286	$29,767,046	$434,359,151

1,434,218	3,206	5,441,213	(54,240)	758,382

(96,332,725)	(562,915)	(4,569,718)	(1,457,029)	(3,785,337)

(286,419,445)	(890,892)	(68,242,581)	(1,852,633)	(45,566,716)
$1,436,687,642	$13,256,886	$249,475,200	$26,403,144	$385,765,480

$732,703,221	$13,256,886	$249,475,200	$26,403,144	$385,765,480
56,203,659	1,340,368	47,047,897	2,970,155	37,418,460
$13.04	$9.89	$5.30	$8.89	$10.31

$703,984,421	—	—	—	—
54,455,217	—	—	—	—
$12.93	—	—	—	—

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

	Bond Fund	Fixed Income Fund

Investment Income
Dividends	$10,846,640	$581,266
Interest	556,688,698	22,379,739
Securities lending income (Note 2)	158,686	2,341
Less net foreign taxes withheld	(75,132)	(1,892)

	567,618,892	22,961,454

Expenses
Management fees (Note 5)	32,297,791	1,398,066
Distribution fees—Retail Class (Note 5)	6,863,447	—
Service and distribution fees—Admin Class (Note 5)	435,240	—
Trustees’ fees and expenses (Note 5)	117,434	9,871
Administrative fees (Note 5)	3,146,920	144,487
Custodian fees and expenses	307,901	25,085
Transfer agent fees and expenses—Institutional Class (Note 5)	1,668,129	1,099
Transfer agent fees and expenses—Retail Class (Note 5)	3,261,747	—
Transfer agent fees and expenses—Admin Class (Note 5)	138,581	—
Audit and tax services fees	28,064	22,976
Registration fees	273,567	21,709
Shareholder reporting expenses	869,442	1,473
Legal fees	246,836	9,308
Miscellaneous expenses (Note 5)	153,591	187

Total expenses	49,808,690	1,634,261
Less fee reduction and/or expense reimbursement (Note 5)	(778,349)	—

Net expenses	49,030,341	1,634,261

Net investment income	518,588,551	21,327,193

Net Realized And Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net Realized Gain (Loss) on:
Investments	(520,752,075)	(8,383,508)
Futures contracts	—	—
Foreign currency transactions	(4,817,715)	(784,717)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,363,697,519)	(61,711,686)
Futures contracts	—	—
Foreign currency translations	8,919,095	186,015

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1,880,348,214)	(70,693,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,361,759,663)	$(49,366,703)

(a) Includes income reductions resulting from principal deflation adjustments during the period in the amount of $125,540. See Note 2b of Notes to Financial Statements.

See accompanying notes to financial statements.

Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Intermediate Duration Fixed Income Fund	Investment Grade Fixed Income Fund

$1,214,902	$—	$441,649	$—	$111,259
47,178,548	66,446 (a)	11,663,318	743,020	10,117,357
13,763	1,297	3,940	1,975	2,633
(26,515)	—	(2,688)	—	—
48,380,698	67,743	12,106,219	744,995	10,231,249

4,654,100	16,873	613,840	33,208	569,050
1,026,854	—	—	—	—
—	—	—	—	—
20,832	4,888	6,577	5,010	7,212
424,392	3,448	52,304	6,779	72,687
85,304	8,446	24,676	10,256	15,940
151,366	3,468	3,225	518	670
532,393	—	—	—	—
—	—	—	—	—
24,617	20,657	21,999	20,555	21,316
73,321	11,944	21,327	18,007	20,740
98,917	596	4,281	890	953
32,154	232	3,140	466	4,081
15,700	(3,065)	(1,801)	(3,796)	(1,625)
7,139,950	67,487	749,568	91,893	711,024
(136,227)	(40,490)	—	(38,760)	—
7,003,723	26,997	749,568	53,133	711,024
41,376,975	40,746	11,356,651	691,862	9,520,225

(47,821,181)	(271,076)	(4,402,190)	(397,401)	(3,474,065)
321,385	—	—	(8,048)	—
(24,266,602)	279	(118,874)	(180)	(110,219)

(92,886,847)	228,715	(32,736,301)	14,671	(14,936,336)
(235,349)	—	—	25,634	—
8,715,698	3,474	44,817	14	153,201

(156,172,896)	(38,608)	(37,212,548)	(365,310)	(18,367,419)

$(114,795,921)	$2,138	$(25,855,897)	$326,552	$(8,847,194)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Bond Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$518,588,551	$1,109,707,513
Net realized gain (loss) on investments and foreign currency transactions	(525,569,790)	299,760,675
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,354,778,424)	(3,781,876,874)

Net decrease in net assets resulting from operations	(1,361,759,663)	(2,372,408,686)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(313,683,158)	(618,954,427)
Retail Class	(251,639,625)	(540,831,022)
Admin Class	(7,866,903)	(15,164,699)
Capital Gains:
Institutional Class	(64,404,701)	—
Retail Class	(54,894,455)	—
Admin Class	(1,827,140)	—

Total distributions	(694,315,982)	(1,174,950,148)

Increase in Net Assets Derived from Capital Share Transactions (Note 8)	495,921,753	3,895,007,552

Redemption Fees
Institutional Class	—	423,395
Retail Class	—	381,530
Admin Class	—	11,120

Total increase (decrease) in net assets	(1,560,153,892)	348,464,763
Net Assets
Beginning of period	14,690,709,167	14,342,244,404

End of period	$13,130,555,275	$14,690,709,167

Undistributed Net Investment Income	$107,769,893	$162,371,028

Fixed Income Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$21,327,193	$41,194,607
Net realized gain (loss) on investments and foreign currency transactions	(9,168,225)	15,081,715
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(61,525,671)	(123,121,599)

Net decrease in net assets resulting from operations	(49,366,703)	(66,845,277)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(44,598,887)	(43,626,372)
Capital Gains:
Institutional Class	(12,700,279)	(643,688)

Total distributions	(57,299,166)	(44,270,060)

Increase in Net Assets Derived from Capital Share Transactions (Note 8)	78,784,827	130,500,717

Total increase (decrease) in net assets	(27,881,042)	19,385,380
Net Assets
Beginning of period	624,485,817	605,100,437

End of period	$596,604,775	$624,485,817

Undistributed Net Investment Income	$9,920,329	$33,192,023

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Global Bond Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$41,376,975	$98,323,123
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(71,766,398)	37,132,573
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(84,406,498)	(255,358,439)

Net decrease in net assets resulting from operations	(114,795,921)	(119,902,743)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(43,166,352)	(61,946,579)
Retail Class	(40,691,267)	(52,697,573)
Capital Gains:
Institutional Class	—	—
Retail Class	—	—

Total distributions	(83,857,619)	(114,644,152)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 8)	(595,299,622)	594,419,506

Redemption Fees
Institutional Class	—	77,878
Retail Class	—	69,167

Total increase (decrease) in net assets	(793,953,162)	360,019,656
Net Assets
Beginning of period	2,230,640,804	1,870,621,148

End of period	$1,436,687,642	$2,230,640,804

Undistributed Net Investment Income	$1,434,218	$43,914,862

Inflation Protected Securities Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$40,746	$1,075,804
Net realized gain (loss) on investments and foreign currency transactions	(270,797)	118,138
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	232,189	(953,298)

Net increase in net assets resulting from operations	2,138	240,644

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(66,751)	(1,129,818)
Capital Gains:
Institutional Class	—	—

Total distributions	(66,751)	(1,129,818)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 8)	(2,711,607)	3,454,672

Total increase (decrease) in net assets	(2,776,220)	2,565,498
Net Assets
Beginning of period	16,033,106	13,467,608

End of period	$13,256,886	$16,033,106

Undistributed Net Investment Income	$3,206	$29,211

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS – continued

Institutional High Income Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$11,356,651	$16,406,305
Net realized gain (loss) on investments and foreign currency transactions	(4,521,064)	3,305,382
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(32,691,484)	(48,410,556)

Net decrease in net assets resulting from operations	(25,855,897)	(28,698,869)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(17,646,157)	(12,543,920)
Capital Gains:
Institutional Class	(3,337,874)	(3,556,542)

Total distributions	(20,984,031)	(16,100,462)

Increase in Net Assets Derived from Capital Share Transactions (Note 8)	82,114,177	71,431,847

Total increase in net assets	35,274,249	26,632,516
Net Assets
Beginning of period	214,200,951	187,568,435

End of period	$249,475,200	$214,200,951

Undistributed Net Investment Income	$5,441,213	$11,730,719

Intermediate Duration Fixed Income Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$691,862	$1,710,957
Net realized loss on investments, futures contracts and foreign currency transactions	(405,629)	(209,781)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	40,319	(1,630,849)

Net increase (decrease) in net assets resulting from operations	326,552	(129,673)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(752,503)	(1,768,089)
Capital Gains:
Institutional Class	—	—

Total distributions	(752,503)	(1,768,089)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 8)	(5,918,749)	3,200,454

Total increase (decrease) in net assets	(6,344,700)	1,302,692
Net Assets
Beginning of period	32,747,844	31,445,152

End of period	$26,403,144	$32,747,844

(Distributions in Excess of Net Investment Income) Undistributed Net Investment Income	$(54,240)	$6,401

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$9,520,225	$16,556,515
Net realized gain (loss) on investments and foreign currency transactions	(3,584,284)	8,215,732
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(14,783,135)	(43,421,522)

Net decrease in net assets resulting from operations	(8,847,194)	(18,649,275)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(12,837,457)	(19,088,772)
Capital Gains:
Institutional Class	(3,479,011)	—

Total distributions	(16,316,468)	(19,088,772)

Increase in Net Assets Derived from Capital Share Transactions (Note 8)	133,066,324	53,860,153

Total increase in net assets	107,902,662	16,122,106
Net Assets
Beginning of period	277,862,818	261,740,712

End of period	$385,765,480	$277,862,818

Undistributed Net Investment Income	$758,382	$4,075,614

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains
Bond Fund

Institutional Class
3/31/2009(g)	$11.89	$0.44	$(1.54)	$(1.10)	$(0.49)	$(0.11)
9/30/2008	14.71	0.96	(2.77)	(1.81)	(1.01)	—
9/30/2007	14.13	0.83	0.58	1.41	(0.83)	—
9/30/2006	13.81	0.72	0.47	1.19	(0.87)	—
9/30/2005	13.46	0.67	0.57	1.24	(0.89)	—
9/30/2004	12.66	0.72	0.82	1.54	(0.74)	—

Retail Class
3/31/2009(g)	$11.85	$0.42	$(1.53)	$(1.11)	$(0.47)	$(0.11)
9/30/2008	14.67	0.92	(2.77)	(1.85)	(0.97)	—
9/30/2007	14.10	0.79	0.57	1.36	(0.79)	—
9/30/2006	13.78	0.69	0.47	1.16	(0.84)	—
9/30/2005	13.44	0.64	0.57	1.21	(0.87)	—
9/30/2004	12.65	0.69	0.82	1.51	(0.72)	—

Admin Class
3/31/2009(g)	$11.82	$0.41	$(1.52)	$(1.11)	$(0.46)	$(0.11)
9/30/2008	14.64	0.88	(2.76)	(1.88)	(0.94)	—
9/30/2007	14.07	0.75	0.58	1.33	(0.76)	—
9/30/2006	13.75	0.65	0.48	1.13	(0.81)	—
9/30/2005	13.42	0.60	0.56	1.16	(0.83)	—
9/30/2004	12.64	0.65	0.82	1.47	(0.69)	—

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

(b) Amount rounds to less than $0.01 per share, if applicable.

(c) Effective June 2, 2008, redemption fees were eliminated.

(d) Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

(e) The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(f) Computed on an annualized basis for periods less than one year, if applicable.

(g) For the six months ended March 31, 2009 (Unaudited).

(h) Effective July 1, 2007, the Fund decreased its net expense limitations to 0.70%, 0.95% and 1.20% from 0.75%, 1.00% and 1.25% for the Institutional Class, Retail Class and Admin Class, respectively.

(i) Includes fee/expense recovery of 0.02%.

(j) Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

					Ratios to Average Net Assets:
Total distributions	Redemption fees(b)(c)	Net asset value, end of the period	Total return (%)(d)	Net assets, end of the period (000’s)	Net expenses (%)(e)(f)		Gross expenses (%)(f)		Net investment income (%)(f)	Portfolio turnover rate (%)

$(0.60)	$—	$10.19	(9.0)	$7,353,074	0.66		0.66		8.55	21
(1.01)	0.00	11.89	(13.1)	7,616,621	0.64		0.64		6.78	26
(0.83)	0.00	14.71	10.3	7,716,061	0.67	(h)	0.67		5.75	20
(0.87)	0.00	14.13	9.0	4,742,622	0.75	(i)	0.75	(i)	5.20	26
(0.89)	0.00	13.81	9.5	3,303,997	0.75		0.79		4.91	22
(0.74)	—	13.46	12.5	2,365,199	0.75		0.79		5.48	42

$(0.58)	$—	$10.16	(9.1)	$5,605,362	0.95		0.98		8.27	21
(0.97)	0.00	11.85	(13.4)	6,863,594	0.94	(j)	0.94	(j)	6.49	26
(0.79)	0.00	14.67	9.9	6,432,333	0.97	(h)	0.97		5.49	20
(0.84)	0.00	14.10	8.8	2,232,632	1.00		1.01		4.99	26
(0.87)	0.00	13.78	9.2	707,394	1.00		1.05		4.64	22
(0.72)	—	13.44	12.2	275,349	1.00		1.04		5.24	42

$(0.57)	$—	$10.14	(9.1)	$172,119	1.20		1.27		8.03	21
(0.94)	0.00	11.82	(13.7)	210,494	1.20		1.24		6.23	26
(0.76)	0.00	14.64	9.7	193,850	1.23	(h)(j)	1.23	(j)	5.20	20
(0.81)	0.00	14.07	8.5	106,941	1.25		1.29		4.71	26
(0.83)	0.00	13.75	8.9	64,263	1.25		1.31		4.39	22
(0.69)	—	13.42	11.9	27,299	1.25		1.29		4.99	42

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains
Fixed Income Fund

Institutional Class
3/31/2009(i)	$12.15	$0.39	$(1.39)	$(1.00)	$(0.89)	$(0.25)
9/30/2008	14.49	0.88	(2.14)	(1.26)	(1.06)	(0.02)
9/30/2007	13.89	0.83	0.67	1.50	(0.90)	—
9/30/2006	13.88	0.74	0.30	1.04	(1.03)	—
9/30/2005	13.93	0.75	0.58	1.33	(1.38)	—
9/30/2004	13.24	0.82	0.79	1.61	(0.92)	—

Global Bond Fund

Institutional Class
3/31/2009(i)	$14.42	$0.34	$(1.03)	$(0.69)	$(0.69)	$—
9/30/2008	15.83	0.70	(1.30)	(0.60)	(0.81)	—
9/30/2007	15.43	0.60	0.70	1.30	(0.90)	—
9/30/2006	15.57	0.48	0.16	0.64	(0.70)	(0.08)
9/30/2005	15.59	0.44	0.05	0.49	(0.46)	(0.05)
9/30/2004	14.93	0.48	0.78	1.26	(0.60)	—

Retail Class
3/31/2009(i)	$14.31	$0.32	$(1.04)	$(0.72)	$(0.66)	$—
9/30/2008	15.71	0.64	(1.29)	(0.65)	(0.75)	—
9/30/2007	15.29	0.54	0.70	1.24	(0.82)	—
9/30/2006	15.43	0.44	0.15	0.59	(0.65)	(0.08)
9/30/2005	15.46	0.40	0.05	0.45	(0.43)	(0.05)
9/30/2004	14.83	0.43	0.79	1.22	(0.59)	—

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

(b) Amount rounds to less than $0.01 per share, if applicable.

(c) Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

(d) The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(e) Computed on an annualized basis for periods less than one year, if applicable.

(f) Includes fee/expense recovery of less than 0.01% and 0.03% for Fixed Income Fund and Global Bond Fund, respectively.

(g) Effective June 2, 2008, redemption fees were eliminated.

(h) Includes fee/expense recovery of 0.02%.

(i) For the six months ended March 31, 2009 (Unaudited).

See accompanying notes to financial statements.

						Ratios to Average Net Assets:
Total distributions	Redemption fees(b)		Net asset value, end of the period	Total return (%)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)		Gross expenses (%)(e)		Net investment income (%)(e)	Portfolio turnover rate (%)

$(1.14)	$—		$10.01	(7.5)	$596,605	0.58		0.58		7.63	10
(1.08)	—		12.15	(9.4)	624,486	0.58		0.58		6.43	30
(0.90)	—		14.49	11.3	605,100	0.60		0.60		5.96	22
(1.03)	—		13.89	8.1	456,011	0.60	(f)	0.60	(f)	5.48	40
(1.38)	—		13.88	9.9	444,552	0.65		0.65		5.47	34
(0.92)	—		13.93	12.6	358,652	0.65		0.66		6.17	35

$(0.69)	$—		$13.04	(4.7)	$732,703	0.69		0.69		5.13	23
(0.81)	0.00	(g)	14.42	(4.1)	1,157,175	0.64		0.64		4.36	60
(0.90)	0.00		15.83	8.7	996,046	0.68		0.68		3.84	95
(0.78)	0.00		15.43	4.3	643,991	0.74	(f)	0.74	(f)	3.21	77
(0.51)	0.00		15.57	3.1	553,704	0.75		0.80		2.75	63
(0.60)	0.00		15.59	8.6	287,830	0.80		0.85		3.15	61

$(0.66)	$—		$12.93	(4.9)	$703,984	1.00		1.03		4.82	23
(0.75)	0.00	(g)	14.31	(4.5)	1,073,466	1.00	(h)	1.00	(h)	4.02	60
(0.82)	0.00		15.71	8.4	874,575	1.00		1.04		3.53	95
(0.73)	0.00		15.29	4.0	540,697	1.00		1.09		2.93	77
(0.48)	0.00		15.43	2.8	699,498	1.00		1.09		2.57	63
(0.59)	0.00		15.46	8.4	413,652	1.04		1.10		2.88	61

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains
Inflation Protected Securities Fund

Institutional Class
3/31/2009(e)	$9.86	$0.03	(i)	$0.05	$0.08	$(0.05)	$—
9/30/2008	10.31	0.73		(0.43)	0.30	(0.75)	—
9/30/2007	10.30	0.47		0.03	0.50	(0.49)	—
9/30/2006	10.84	0.52		(0.38)	0.14	(0.63)	(0.05)
9/30/2005	11.02	0.42		(0.08)	0.34	(0.52)	—
9/30/2004	11.60	0.37		(0.12)	0.25	(0.54)	(0.29)

Institutional High Income Fund

Institutional Class
3/31/2009(e)	$6.87	$0.30		$(1.29)	$(0.99)	$(0.49)	$(0.09)
9/30/2008	8.45	0.60		(1.52)	(0.92)	(0.51)	(0.15)
9/30/2007	8.11	0.55		0.30	0.85	(0.51)	—
9/30/2006	7.80	0.50		0.34	0.84	(0.53)	—
9/30/2005	7.50	0.55		0.39	0.94	(0.64)	—
9/30/2004	6.91	0.55		0.66	1.21	(0.62)	—

Intermediate Duration Fixed Income Fund

Institutional Class
3/31/2009(e)	$8.95	$0.23		$(0.04)	$0.19	$(0.25)	$—
9/30/2008	9.47	0.47		(0.50)	(0.03)	(0.49)	—
9/30/2007	9.50	0.45		(0.01)	0.44	(0.47)	—
9/30/2006	9.60	0.42		(0.07)	0.35	(0.45)	—
9/30/2005	9.92	0.40		(0.25)	0.15	(0.45)	(0.02)
9/30/2004	10.10	0.45		(0.10)	0.35	(0.53)	—

Investment Grade Fixed Income Fund

Institutional Class
3/31/2009(e)	$11.36	$0.34		$(0.76)	$(0.42)	$(0.49)	$(0.14)
9/30/2008	12.96	0.76		(1.47)	(0.71)	(0.89)	—
9/30/2007	12.63	0.70		0.53	1.23	(0.90)	—
9/30/2006	13.28	0.60		0.22	0.82	(0.92)	(0.55)
9/30/2005	13.54	0.57		0.27	0.84	(0.83)	(0.27)
9/30/2004	13.38	0.67		0.75	1.42	(0.88)	(0.38)

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

(b) Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

(c) The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(d) Computed on an annualized basis for periods less than one year, if applicable.

(e) For the six months ended March 31, 2009 (Unaudited).

(f) Effective July 1, 2005, the Intermediate Duration Fixed Income Fund and the Inflation Protected Securities Fund decreased their net expense limitations to 0.40% and 0.45%, respectively, from 0.45% and 0.50%, respectively.

(g) Includes fee/expense recovery of 0.01%.

(h) Includes fee/expense recovery of less than 0.01%.

(i) Includes income reductions resulting from principal deflation adjustments during the period in the amount of $0.09 per share. See Note 2b of Notes to Financial Statements.

See accompanying notes to financial statements.

				Ratios to Average Net Assets:
Total distributions	Net asset value, end of the period	Total return (%)(b)	Net assets, end of the period (000’s)	Net expenses (%)(c)(d)		Gross expenses (%)(d)		Net investment income (loss) (%)(d)	Portfolio turnover rate (%)

$(0.05)	$9.89	0.8	$13,257	0.40		1.00		0.60	8
(0.75)	9.86	2.6	16,033	0.40		0.95		6.85	22
(0.49)	10.31	5.1	13,468	0.40		1.28		4.60	26
(0.68)	10.30	1.5	9,053	0.40		1.69		4.96	41
(0.52)	10.84	3.1	9,298	0.49	(f)	1.54		3.81	141
(0.83)	11.02	2.3	7,390	0.50		1.73		3.33	99

$(0.58)	$5.30	(13.5)	$249,475	0.73		0.73		11.10	6
(0.66)	6.87	(11.7)	214,201	0.72		0.72		7.70	35
(0.51)	8.45	10.8	187,568	0.75	(g)	0.75	(g)	6.60	31
(0.53)	8.11	11.6	141,318	0.75		0.79		6.40	23
(0.64)	7.80	13.0	110,533	0.75		0.82		7.24	22
(0.62)	7.50	18.1	97,109	0.75		0.88		7.66	59

$(0.25)	$8.89	2.2	$26,403	0.40		0.69		5.21	35
(0.49)	8.95	(0.5)	32,748	0.40		0.59		5.00	65
(0.47)	9.47	4.8	31,445	0.40		0.61		4.71	87
(0.45)	9.50	3.8	41,851	0.40		0.62		4.48	62
(0.47)	9.60	1.5	40,628	0.44	(f)	0.68		4.10	50
(0.53)	9.92	3.6	31,051	0.45		0.76		4.48	48

$(0.63)	$10.31	(3.4)	$385,765	0.50		0.50		6.69	8
(0.89)	11.36	(6.0)	277,863	0.50		0.50		5.98	32
(0.90)	12.96	10.2	261,741	0.53		0.53		5.52	23
(1.47)	12.63	6.8	173,549	0.55	(h)	0.55	(h)	4.79	50
(1.10)	13.28	6.4	186,749	0.55		0.58		4.28	42
(1.26)	13.54	11.1	177,094	0.55		0.60		5.03	34

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Shares of certain funds in the Trust were first registered under the Securities Act of 1933 (the “1933 Act”) effective March 7, 1997 (subsequent to their commencement of investment operations). Information presented in these financial statements pertains to the fixed income funds of the Trust; the financial statements for the equity funds of the Trust are presented in a separate report. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Bond Fund (the “Bond Fund”)

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Intermediate Duration Fixed Income Fund (the “Intermediate Duration Fixed Income Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund offers Institutional Class Shares. Bond Fund and Global Bond Fund also offer Retail Class Shares. In addition, Bond Fund offers Admin Class Shares.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Valuation. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined by an independent pricing service. Futures contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned. The amount by which deflationary principal adjustments exceed interest income earned is recorded as an increase to the cost basis of the security. Additionally, the amount by which deflationary principal adjustments exceed rising inflationary principal adjustments on a cumulative basis, if any, is recorded as an increase to the cost basis of the security. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Certain Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d.  Forward Foreign Currency Contracts. Each Fund that may invest in foreign investments may enter into forward foreign currency contracts. Contracts generally are used to acquire exposure to foreign currencies and may also be used for hedging purposes. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

e.  Futures Contracts. The Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or liquid securities. As the value of the contract changes, the value of the futures contract position increases or

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

declines. Subsequent payments, known as “variation margin”, are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

f.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Funds’ tax positions taken on federal and state tax returns that remain subject to examination (tax years ended September 30, 2005-2008) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable, and are reflected as foreign taxes payable on the Statements of Assets and Liabilities.

g.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as foreign currency transactions, defaulted bond adjustments, discount adjustments on inflation-protected securities, paydown gains and losses and premium amortization accruals. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization accruals, securities lending collateral gain/loss adjustments, forward contracts mark to market, futures contracts mark to market, and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2008 was as follows:

	2008 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$1,174,950,148	$—	$1,174,950,148
Fixed Income Fund	43,626,372	643,688	44,270,060
Global Bond Fund	114,644,152	—	114,644,152
Inflation Protected Securities Fund	1,129,818	—	1,129,818
Institutional High Income Fund	12,782,158	3,318,304	16,100,462
Intermediate Duration Fixed Income Fund	1,768,089	—	1,768,089
Investment Grade Fixed Income Fund	19,088,772	—	19,088,772

Differences between these amounts and those reported in the Statements of Changes in Net Assets, if any, are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2008, the capital loss carryforwards and post-October losses were as follows:

Capital loss carryforward:	Bond Fund	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
Expires September 30, 2013	$—	$—	$—	$—
Expires September 30, 2014	—	—	(1,046,616)	(19,853)
Expires September 30, 2015	—	—	(5,497,643)	(155,005)
Expires September 30, 2016	—	—	(3,309,847)	—

Total capital loss carryforward	—	—	$(9,854,106)	(174,858)

Deferred net capital losses (post-October 2007)	—	—	(9,216,441)	—

Capital loss carryforward:	Institutional High Income Fund	Intermediate Duration Fixed Income Fund	Investment Grade Fixed Income Fund
Expires September 30, 2013	$—	$(3,797)	$—
Expires September 30, 2014	—	(186,919)	—
Expires September 30, 2015	—	(326,220)	—
Expires September 30, 2016	—	(222,423)	—

Total capital loss carryforward	—	(739,359)	—

Deferred net capital losses (post-October 2007)	—	(257,177)	—

h.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is each Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

i. Delayed Delivery Commitments. Certain transactions, such as futures and forward transactions, or purchases of when-issued or delayed delivery instruments may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. The price of the underlying instruments and the date when they will be paid for are fixed at the time the transaction is negotiated. If a Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents will be maintained in an amount at least equal to the commitment with the custodian and/ or broker. Losses may arise due to changes in the market value of the underlying instruments or if the counterparty does not perform under the contract.

j. Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Bond Fund with respect to such loans at March 31, 2009 were $26,393 and $620,713, respectively. There were no securities on loan for the other Funds.

k.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

l.  New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements. The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;
•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

Bond Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$635,642,490
Level 2—Other Significant Observable Inputs	11,096,509,761
Level 3—Significant Unobservable Inputs	1,098,363,059

Total	$12,830,515,310

Fixed Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$38,151,653
Level 2—Other Significant Observable Inputs	501,081,439
Level 3—Significant Unobservable Inputs	47,080,335

Total	$586,313,427

Global Bond Fund

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$5,770,481
Level 2—Other Significant Observable Inputs	1,295,959,860
Level 3—Significant Unobservable Inputs	52,239,972

Total	$1,353,970,313

Forward Currency Contracts Valuation Inputs	Other Financial Instruments
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	2,025,062
Level 3—Significant Unobservable Inputs	—

Total	$2,025,062

Inflation Protected Securities Fund

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$540,355
Level 2—Other Significant Observable Inputs	12,719,092
Level 3—Significant Unobservable Inputs	130,004

Total	$13,389,451

Forward Currency Contracts Valuation Inputs	Other Financial Instruments
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	3,231
Level 3—Significant Unobservable Inputs	—

Total	$3,231

Institutional High Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$31,342,465
Level 2—Other Significant Observable Inputs	186,897,177
Level 3—Significant Unobservable Inputs	19,154,826

Total	$237,394,468

Intermediate Duration Fixed Income Fund

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$255,403
Level 2—Other Significant Observable Inputs	25,237,869
Level 3—Significant Unobservable Inputs	447,403

Total	$25,940,675

Futures Valuation Inputs	Other Financial Instruments
Level 1—Quoted Prices	$16,899
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$16,899

Investment Grade Fixed Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$36,097,817
Level 2—Other Significant Observable Inputs	332,276,499
Level 3—Significant Unobservable Inputs	12,021,526

Total	$380,395,842

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2009:

Bond Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$327,930,892
Realized gain (loss)	(13,779,370)
Change in unrealized appreciation (depreciation)(a)	(494,826,118)
Net purchases (sales)	243,045,766
Net reclassifications to/from Level 3	1,035,991,889

Balance as of March 31, 2009	$1,098,363,059

Fixed Income Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$14,822,184
Realized gain (loss)	702,725
Change in unrealized appreciation (depreciation)(a)	(10,482,401)
Net purchases (sales)	4,470,307
Net reclassifications to/from Level 3	37,567,520

Balance as of March 31, 2009	$47,080,335

Global Bond Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$48,132,296
Realized gain (loss)	451,580
Change in unrealized appreciation (depreciation)(a)	(19,044,229)
Net purchases (sales)	(26,484,811)
Net reclassifications to/from Level 3	49,185,136

Balance as of March 31, 2009	$52,239,972

Inflation Protected Securities Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(44,625)
Net purchases (sales)	—
Net reclassifications to/from Level 3	174,629

Balance as of March 31, 2009	$130,004

Institutional High Income Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$10,040,606
Realized gain (loss)	(317,047)
Change in unrealized appreciation (depreciation)(a)	(13,424,508)
Net purchases (sales)	4,427,965
Net reclassifications to/from Level 3	18,427,810

Balance as of March 31, 2009	$19,154,826

Intermediate Duration Fixed Income Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$387,534
Realized gain (loss)	(34,594)
Change in unrealized appreciation (depreciation)(a)	(167,299)
Net purchases (sales)	(90,490)
Net reclassifications to/from Level 3	352,252

Balance as of March 31, 2009	$447,403

Investment Grade Fixed Income Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$4,180,727
Realized gain (loss)	(80,201)
Change in unrealized appreciation (depreciation)(a)	(4,063,824)
Net purchases (sales)	1,287,945
Net reclassifications to/from Level 3	10,696,879

Balance as of March 31, 2009	$12,021,526

(a) Change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments within the Statement of Operations.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2009, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$91,170	$134,551,301	$2,569,849,108	$2,340,121,196
Fixed Income Fund	—	—	124,621,493	50,727,052
Global Bond Fund	30,880,729	213,235,618	341,680,194	796,701,505
Inflation Protected Securities Fund	810,226	3,661,233	224,000	100,975
Institutional High Income Fund	—	—	85,284,712	12,014,991
Intermediate Duration Fixed Income Fund	2,770,408	7,982,161	6,314,706	5,563,971
Investment Grade Fixed Income Fund	—	850,046	125,822,215	20,020,624

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2009, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Next $1 billion	Next $1 billion	Next $12 billion	Over $15 billion
Bond Fund	0.60%	0.60%	0.60%	0.50%	0.49%
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%	0.48%	0.48%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Intermediate Duration Fixed Income Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to reduce management fees and/or reimburse certain expenses associated with the Funds to limit their operating expenses, exclusive of brokerage expenses, interest expense, taxes and extraordinary expense. These undertakings are in effect until January 31, 2010 and will be reevaluated on an annual basis. For the six months ended March 31, 2009, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class
Bond Fund	0.70%	0.95%	1.20%
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	—
Inflation Protected Securities Fund	0.40%	—	—
Institutional High Income Fund	0.75%	—	—
Intermediate Duration Fixed Income Fund	0.40%	—	—
Investment Grade Fixed Income Fund	0.55%	—	—

For the six months ended March 31, 2009, the management fees for each Fund were as follows:

Fund	Management Fee	Percentage of Average Daily Net Assets
Bond Fund	$32,297,791	0.52%
Fixed Income Fund	1,398,066	0.50%
Global Bond Fund	4,654,100	0.56%
Inflation Protected Securities Fund	16,873	0.25%
Institutional High Income Fund	613,840	0.60%
Intermediate Duration Fixed Income Fund	33,208	0.25%
Investment Grade Fixed Income Fund	569,050	0.40%

For the six months ended March 31, 2009, class specific expenses have been reimbursed as follows:

Fund	Reimbursement
Bond Fund	$778,349
Fixed Income Fund	—
Global Bond Fund	136,227
Inflation Protected Securities Fund	40,490
Institutional High Income Fund	—
Intermediate Duration Fixed Income	38,760
Investment Grade Fixed Income Fund	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced. The amounts subject to possible recovery under the expense limitation agreements at March 31, 2009 were as follows:

	Expenses Subject to Possible Recovery Until September 30, 2009
Fund	Institutional Class	Retail Class	Admin Class	Total
Bond Fund	$—	$—	$81,414	$81,414
Fixed Income Fund	—	—	—	—
Global Bond Fund	—	—	—	—
Inflation Protected Securities Fund	85,963	—	—	85,963
Institutional High Income Fund	—	—	—	—
Intermediate Duration Fixed Income Fund	63,574	—	—	63,574
Investment Grade Fixed Income Fund	—	—	—	—

	Expenses Subject to Possible Recovery Until September 30, 2010
Fund	Institutional Class	Retail Class	Admin Class	Total
Bond Fund	$—	$720,335	$58,014	$778,349
Fixed Income Fund	—	—	—	—
Global Bond Fund	—	136,227	—	136,227
Inflation Protected Securities Fund	40,490	—	—	40,490
Institutional High Income Fund	—	—	—	—
Intermediate Duration Fixed Income Fund	38,760	—	—	38,760
Investment Grade Fixed Income Fund	—	—	—	—

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Administrative Fees. Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors.

For the six months ended March 31, 2009, each Fund paid the following for administrative fees to Natixis Advisors:

Fund	Administrative Fees
Bond Fund	$3,146,920
Fixed Income Fund	144,487
Global Bond Fund	424,392
Inflation Protected Securities Fund	3,448
Institutional High Income Fund	52,304
Intermediate Duration Fixed Income Fund	6,779
Investment Grade Fixed Income Fund	72,687

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

c.  Service and Distribution Fees. Natixis Distributors, L.P. (“Natixis Distributors”), a wholly owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of each fund.

Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund and Global Bond Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Bond Fund has adopted a separate Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the respective Retail Class and Admin Class Plans, each Fund pays Natixis Distributors a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class and Admin Class Shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Bond Fund may pay an administrative service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

For the six months ended March 31, 2009, the Funds paid the following service and distribution fees:

	Service Fees		Distribution Fees
Fund	Admin Class	Retail Class	Admin Class	Retail Class
Bond Fund	$217,620	$—	$217,620	$6,863,447
Fixed Income Fund	—	—	—	—
Global Bond Fund	—	—	—	1,026,854
Inflation Protected Securities Fund	—	—	—	—
Institutional High Income Fund	—	—	—	—
Intermediate Duration Fixed Income Fund	—	—	—	—
Investment Grade Fixed Income Fund	—	—	—	—

d.  Sub-Transfer Agent Fees. Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Funds if the shares of those customers were registered directly with the Funds’ transfer agent. Accordingly, the Funds agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally is a percentage of the value of shares held) not exceeding what the Funds would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Funds which are included in the transfer agent fees and expenses in the Statements of Operations.

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Bond Fund	$1,631,215	$2,927,667	$133,984
Fixed Income Fund	—	—	—
Global Bond Fund	118,309	512,180	—
Inflation Protected Securities Fund	2,729	—	—
Institutional High Income Fund	2,308	—	—
Intermediate Duration Fixed Income Fund	187	—	—
Investment Grade Fixed Income Fund	—	—	—

e.  Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2009, net depreciation in the value of participants’ deferral accounts has been included in Miscellaneous expenses on the Statements of Operations, as follows:

Fund	Amount
Bond Fund	$84,704
Fixed Income Fund	12,049
Global Bond Fund	21,072
Inflation Protected Securities Fund	5,227
Institutional High Income Fund	7,125
Intermediate Duration Fixed Income Fund	6,230
Investment Grade Fixed Income Fund	7,962

6.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 11, 2009, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2009, the Funds had no borrowings under these agreements.

7.  Shareholders. At March 31, 2009, Loomis Sayles Distributors, L.P. and Loomis Sayles Trust Co. LLC owned 248,233 shares, equal to 18.2% of Inflation Protected Securities Fund’s shares outstanding. At March 31, 2009, the Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

Fund	Pension Plan	Profit Sharing Retirement Plan
Bond Fund	1,114,420	2,042,832
Fixed Income Fund	—	—
Global Bond Fund	2,262	417,060
Inflation Protected Securities Fund	—	150,661
Institutional High Income Fund	—	1,082,312
Intermediate Duration Fixed Income Fund	—	31,759
Investment Grade Fixed Income Fund	—	—

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

At March 31, 2009, three shareholders individually owned more than 5% of the Fixed Income Fund’s total outstanding shares, representing, in aggregate, 17.2% of the Fund; two shareholders individually owned more than 5% of the Inflation Protected Securities Fund’s total outstanding shares, representing, in aggregate, 18.2% of the Fund; two shareholders individually owned more than 5% of the Institutional High Income Fund’s total outstanding shares, representing, in aggregate, 11.2% of the Fund; five shareholders individually owned more than 5% of the Intermediate Duration Fixed Income Fund’s total outstanding shares, representing, in aggregate 90.2% of the Fund; and six shareholders individually owned more than 5% of the Investment Grade Fixed Income Fund’s total outstanding shares representing in aggregate, 46.9% of the Fund.

8.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Bond Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	248,195,412	$2,550,732,047	251,570,447	$3,582,639,853
Issued in connection with the reinvestment of distributions	32,639,891	323,429,122	38,067,200	533,833,567
Issued from subscriptions-in-kind*	2,661,512	27,012,678	—	—
Redeemed	(202,835,833)	(2,092,892,635)	(173,399,411)	(2,388,845,785)

Net change	80,660,982	$808,281,212	116,238,236	$1,727,627,635

*	Issued in exchange for portfolio securities contributed to the Fund in-kind by such shareholders on February 11, 2009 and March 6, 2009. Contributions included $8,628,801 of securities and $120,933 in receivables on February 11, 2009, and $17,854,274 of securities and $408,670 in receivables on March 6, 2009. These securities contributed on both dates were part of a portfolio that was previously managed by Loomis Sayles.

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	148,524,636	$1,525,904,526	289,365,734	$4,136,823,680
Issued in connection with the reinvestment of distributions	28,947,867	285,500,781	36,275,158	506,995,862
Redeemed	(204,948,020)	(2,114,742,068)	(184,939,337)	(2,542,156,728)

Net change	(27,475,517)	$(303,336,761)	140,701,555	$2,101,662,814

Admin Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,783,046	$38,924,485	9,933,305	$141,062,361
Issued in connection with the reinvestment of distributions	864,850	8,503,633	936,366	13,050,988
Redeemed	(5,468,016)	(56,450,816)	(6,310,368)	(88,396,246)

Net change	(820,120)	$(9,022,698)	4,559,303	$65,717,103

Increase (decrease) from capital share transactions	52,365,345	$495,921,753	261,499,094	$3,895,007,552

	Fixed Income Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,332,887	$74,564,708	20,684,018	$285,477,865
Issued in connection with the reinvestment of distributions	5,247,997	48,963,817	3,076,075	41,096,367
Redeemed	(4,355,366)	(44,743,698)	(14,148,613)	(196,073,515)

Increase (decrease) from capital share transactions	8,225,518	$78,784,827	9,611,480	$130,500,717

	Global Bond Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,765,244	$102,919,345	35,619,497	$570,769,864
Issued in connection with the reinvestment of distributions	2,995,387	38,847,389	3,416,152	54,204,619
Redeemed	(34,797,348)	(465,070,121)	(21,704,761)	(345,126,532)

Net change	(24,036,717)	$(323,303,387)	17,330,888	$279,847,951

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,573,866	$99,846,972	41,004,039	$653,696,591
Issued in connection with the reinvestment of distributions	3,021,340	38,870,950	3,149,153	49,533,904
Redeemed	(31,178,952)	(410,714,157)	(24,777,028)	(388,658,940)

Net change	(20,583,746)	$(271,996,235)	19,376,164	$314,571,555

Increase (decrease) from capital share transactions	(44,620,463)	$(595,299,622)	36,707,052	$594,419,506

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	313,145	$2,974,121	644,995	$6,931,326
Issued in connection with the reinvestment of distributions	6,128	56,623	89,564	936,772
Redeemed	(605,184)	(5,742,351)	(414,633)	(4,413,426)

Increase (decrease) from capital share transactions	(285,911)	$(2,711,607)	319,926	$3,454,672

	Institutional High Income Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	19,809,205	$107,799,969	13,115,043	$104,688,742
Issued in connection with the reinvestment of distributions	3,472,385	16,528,551	1,889,032	14,526,657
Redeemed	(7,402,127)	(42,214,343)	(6,046,047)	(47,783,552)

Increase (decrease) from capital share transactions	15,879,463	$82,114,177	8,958,028	$71,431,847

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

	Intermediate Duration Fixed Income Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	45,055	$394,898	464,596	$4,429,364
Issued in connection with the reinvestment of distributions	72,462	627,612	128,620	1,209,983
Redeemed	(804,335)	(6,941,259)	(257,694)	(2,438,893)

Increase (decrease) from capital share transactions	(686,818)	$(5,918,749)	335,522	$3,200,454

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	13,351,108	$138,219,352	7,579,953	$95,580,515
Issued in connection with the reinvestment of distributions	1,258,338	12,522,623	1,021,690	12,868,000
Redeemed	(1,646,829)	(17,675,651)	(4,336,110)	(54,588,362)

Increase (decrease) from capital share transactions	12,962,617	$133,066,324	4,265,533	$53,860,153

Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

SEMI-ANNUAL REPORT

MARCH 31, 2009 (Unaudited)

FUND AND MANAGER REVIEW

Loomis Sayles High Income Opportunities Fund

Matthew Eagan, CFA

Manager Since April 2004

Kathleen Gaffney, CFA

Manager Since April 2004

Dan Fuss, CFA, CIC

Manager Since April 2004

Elaine Stokes

Manager Since April 2004

KEY FUND FACTS

Symbol | LSIOX

Objective | High current income. Capital appreciation is the Fund’s secondary objective.

Strategy | Invests substantially all of its assets, and may invest up to 100% of its assets, in high income securities. High income securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income.

Fund Inception Date | 4/12/04

Total Net Assets | $55.8 million

PORTFOLIO REVIEW

The Fund underperformed its Benchmark, Barclays Capital High Yield Index (formerly “Lehman High Yield Index”) for the six months ended March 31, 2009, primarily due to poor performance in the high yield utility sector and the Fund’s underweight in high yield financials. Following the unprecedented events of 2008, which seized up credit markets and spoiled investors’ risk appetite, performance was weak for most sectors on an absolute basis. On a relative basis, though, the Fund benefited from gains in out-of-benchmark allocations to investment-grade credit and securitized assets.

The dramatic drop in natural gas prices from last year’s peak levels, coupled with the recession, greatly compressed earnings and the credit metrics of electric utility players. Returns from this sector were among the worst in the six-month period. The high yield financial sector posted solid absolute performance, primarily due to the auto finance segment. But our underweight to this segment limited the Fund’s ability to participate in this market. In addition, our preferred and convertible holdings detracted from performance, due to volatility in the equity market and issue-specific weakness. Preferred and convertible holdings were badly bruised for the period, as volatility in the equity market and issue-specific weakness depressed performance. Most notable losses stemmed from financial and pharmaceutical names.

Despite its negative absolute performance, investment grade credit posted the largest contribution to the Fund’s relative performance. Certain financial companies were the biggest gainers, followed by select technology bonds within the industrial sector. Continued government intervention helped finance-related firms retrace some of their earlier losses, while the sector’s favorable yield-curve positioning advanced overall performance.

Within the high yield industrials sector, holdings in the telecommunication, chemical, and paper industries lagged during the period. Our underweight to this slumped sector was a positive for the Fund’s relative performance. Late in the period, securitized assets received a performance boost from the Federal Reserve’s expansion of the TALF (Term Asset-Backed Securities Loan Facility) program and the Treasury’s new Public-Private Investment Partnership (PPIP). Our allocations to AAA-rated super senior CMBS (commercial mortgage-backed securities) and subordinated credit card ABS (asset-backed securities) contributed positively to performance.

OUTLOOK

We believe high yield issues will continue to be volatile, as defaults continue to increase over the course of the year. We remain underweight in the CCC-rated portion of the market, as we believe most defaults will come from this

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space. We believe investment grade credit continues to offer strong relative value, as spreads remain at relatively wide levels. As the markets grow more convinced that the global recovery has taken hold, we eventually expect to see more demand for riskier assets, such as high yield and investment grade bonds, as well as commodity currencies.

AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	3 Years	Since Inception(a)

Loomis Sayles High Income Opportunities Fund
-13.87%	-22.07%	-6.07%	-0.11%

Barclays Capital High Yield Index(b)
-12.97	-19.31	-4.66	-0.10

Lipper High Current Yield Funds Index(b)
-17.85	-23.71	-6.87	-1.55

Expense Ratio(c)
Institutional Class: 0.00%

CUMULATIVE PERFORMANCE

Inception to March 31, 2009

Data quoted reflects past performance and cannot guarantee future results. Total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized. Index performance data is not available coincident with the Fund’s inception date.

(a) Since Index performance data is not available coincident with the Fund’s inception date, the beginning value of the index is the value of the month-end closest to the Fund’s inception date. (b) See page 5 for a description of the Indices. (c) The amount shown under Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund.

WHAT YOU SHOULD KNOW

High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity, which may adversely affect the value of the Fund. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government.

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FUND AND MANAGER REVIEW

Loomis Sayles Securitized Asset Fund

Clifton Rowe, CFA

Manager since March 2006

Fan Hu, CFA

Manager since April 2006

KEY FUND FACTS

Symbol | LSSAX

Objective | High current income consistent with capital preservation.

Strategy | Invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities.

Fund Inception Date | 3/2/06

Total Net Assets | $270.2 million

PORTFOLIO REVIEW

The Fund lagged its Benchmark, the Barclays Capital Securitized Index (formerly “Lehman Securitized Index”) for the six months ended March 31, 2009, primarily due to its holdings in residential and commercial mortgage-backed securities (MBS and CMBS) issued by entities other than the government-sponsored entities (GSEs). These securities do not have the benefit of implied government support, and they were among the fixed-income market’s worst relative performers. Throughout most of the period, quality was king, and investors favored the safety and liquidity of US Treasury and other government-backed securities.

The Federal Reserve continued its efforts to lower private market interest rates by purchasing MBS issued by the GSEs and launching the TALF (Term Asset-Backed Securities Loan Facility) to provide financing to buyers of asset-backed securities (ABS). These actions led to relative outperformance for MBS issued by the GSEs and to a partial recovery in the ABS market.

We maintained overweight positions in CMBS and private labeled residential MBS. These securities suffered as the real estate market deteriorated during the period. In addition, at the height of the credit crisis and in the wake of last fall’s bankruptcy of Lehman Brothers, liquidity in the securitized markets effectively dried up. Since then, liquidity has slowly returned, and the securitized sectors experienced a partial recovery toward the end of the Fund’s six-month fiscal period. Nevertheless, investors’ risk appetite remained relatively weak.

OUTLOOK

Looking ahead, we expect the Federal Reserve to keep the federal funds target rate unchanged at its historic low range of 0.0% to 0.25%. However, we think longer-term rates may move modestly higher, so we are maintaining our focus on income opportunities rather than seeking significant appreciation potential. We are purchasing securities that we believe will be able to withstand further weakness in the housing market, have strong credit protection, are priced at a significant discount, and offer strong return potential.

We are also maintaining our overweight in the most senior CMBS, which we believe have ample credit protection. We continue to hold MBS issued by the GSEs, but we are maintaining a neutral weighting because we believe their upside potential is limited at this time. The Fund remains overweight in ABS backed by residential mortgage loans, automobile loans and credit card receivables. We believe these securities offer attractive yields and have strong credit quality due to their secured status and additional credit enhancements.

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AVERAGE ANNUAL TOTAL RETURNS

Periods Ended March 31, 2009

6 Months	1 Year	3 Years	Since Inception(a)

Loomis Sayles Securitized Asset Fund
-3.31%	-4.05%	1.87%	1.72%

Barclays Capital Securitized Index(b)
4.33	4.86	6.19	5.74

Lipper US Mortgage Funds Index(b)
3.65	3.42	4.73	4.38

Expense Ratio(c)
Institutional Class: 0.00%

CUMULATIVE PERFORMANCE

Inception to March 31, 2009

Data quoted reflects past performance and cannot guarantee future results. Total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized.

(a) Since Index performance data is not available coincident with the Fund’s inception date, the beginning value of the index is the value of the month-end closest to the Fund’s inception date. (b) See page 5 for a description of the Indices. (c) The amount shown under Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund.

WHAT YOU SHOULD KNOW

High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity, which may adversely affect the value of the Fund. Securities issued by US government agencies are not insured by and may not be guaranteed by the US government.

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ADDITIONAL INFORMATION

Index Definitions

Lipper High Current Yield Funds Index is an equally weighted, unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective.

Lipper US Mortgage Funds Index is an equally weighted, unmanaged index of typically the 30 largest mutual funds within the US mortgage funds investment objective.

Source: Lipper, Inc.

Barclays Capital High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included.

Barclays Capital Securitized Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible) and fixed rate mortgage-backed securities.

Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Indices are unmanaged and do not have expenses that affect results, unlike most mutual funds. It is not possible to invest directly in an index.

Effective 11/3/08, the Lehman indices were rebranded to the Barclays Capital indices. There has been no change in the calculation or definition of the index data.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) and to participants in “wrap-fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table below shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2008 through March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 –3/31/2009
Actual	$1,000.00	$ 861.30	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio: 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/2008 –3/31/2009
Actual	$1,000.00	$ 966.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio: 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

5

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund

	Principal Amount	Value (†)

BONDS AND NOTES – 92.7% of Net Assets

NON-CONVERTIBLE BONDS – 88.3%

ABS Car Loan – 1.2%
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.586%, 5/15/2013(b)	$170,000	$124,471
Capital One Auto Finance Trust, Series 2007-C, Class A3B, 1.066%, 4/16/2012(b)	451,226	405,471
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	185,000	138,322

		668,264

ABS Credit Card – 1.1%
Citibank Credit Card Issuance Trust, Series 2005-C3, Class C3, 0.966%, 7/15/2014(b)	715,000	414,665
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1, 0.945%, 2/20/2015(b)	235,000	118,612
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3, 0.846%, 10/15/2013(b)	80,000	54,910

		588,187

Aerospace & Defense – 1.2%
Bombardier, Inc., 6.300%, 5/01/2014, 144A	200,000	141,000
Bombardier, Inc., 7.450%, 5/01/2034, 144A	885,000	513,300

		654,300

Airlines – 2.4%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	76,128	48,722
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018	67,448	47,213
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018	158,766	117,487
Continental Airlines, Inc., Series 1999-1B, 6.795%, 2/02/2020	154,067	109,388
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	15,128	10,817
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	70,240	43,549
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	175,428	122,800
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	226,890	153,151
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	707,453	392,636
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	540,000	310,500

		1,356,263

Automotive – 3.0%
Cummins, Inc., 6.750%, 2/15/2027	139,000	87,570
Ford Motor Co., 6.625%, 2/15/2028	165,000	46,612
Ford Motor Co., 6.625%, 10/01/2028	1,470,000	415,275
Ford Motor Co., 7.125%, 11/15/2025	35,000	9,450
Ford Motor Co., 7.500%, 8/01/2026	110,000	30,800

See accompanying notes to financial statements.

6

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Automotive – continued
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	$825,000	$551,646
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	370,000	263,424
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	100,000	65,723
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	320,000	179,200

		1,649,700

Brokerage – 0.3%
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(c)	245,000	25
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(c)	60,000	6
Nuveen Investments, Inc., 10.500%, 11/15/2015, 144A	550,000	154,000

		154,031

Building Materials – 0.9%
Masco Corp., 4.800%, 6/15/2015	95,000	61,220
Masco Corp., 6.500%, 8/15/2032	90,000	45,528
Owens Corning, Inc., 6.500%, 12/01/2016	85,000	62,361
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	72,850
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	52,850
USG Corp., 6.300%, 11/15/2016	365,000	193,450

		488,259

Chemicals – 2.3%
Borden, Inc., 7.875%, 2/15/2023	610,000	61,000
Borden, Inc., 8.375%, 4/15/2016	175,000	17,500
Borden, Inc., 9.200%, 3/15/2021	220,000	22,000
Chemtura Corp., 6.875%, 6/01/2016(c)	924,000	415,800
Georgia Gulf Corp., 10.750%, 10/15/2016	50,000	3,250
Hercules, Inc., 6.500%, 6/30/2029(d)	675,000	236,250
Methanex Corp., 6.000%, 8/15/2015	150,000	101,996
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	235,000	176,250
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	275,000	259,875

		1,293,921

Commercial Mortgage-Backed Securities – 2.0%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	100,000	72,891
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.004%, 9/15/2039(b)	100,000	63,463
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	300,000	215,801
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	300,000	216,110
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.007%, 6/15/2049(b)	400,000	275,104
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	100,000	67,582
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.080%, 6/15/2038(b)	100,000	75,777
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.458%, 1/11/2043(b)	200,000	155,251

		1,141,979

See accompanying notes to financial statements.

7

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Construction Machinery – 0.4%
United Rentals North America, Inc., 7.000%, 2/15/2014	$400,000	$202,000

Consumer Cyclical Services – 0.1%
Kar Holdings, Inc., 10.000%, 5/01/2015	165,000	71,775

Consumer Products – 0.0%
Jostens IH Corp., 7.625%, 10/01/2012	25,000	23,688

Electric – 6.8%
AES Corp. (The), 8.000%, 10/15/2017	20,000	17,150
AES Corp. (The), 8.000%, 6/01/2020, 144A	325,000	263,250
Allegheny Generating Co., 6.875%, 9/01/2023	100,000	79,027
CE Generation LLC, 7.416%, 12/15/2018	60,900	56,389
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	103,350
Dynegy Holdings, Inc., 7.500%, 6/01/2015	100,000	68,250
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	136,500
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	227,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016	280,000	189,700
Dynegy Roseton/Danskammer Pass Through Trust, Series A, 7.270%, 11/08/2010	258,943	243,406
Edison Mission Energy, 7.625%, 5/15/2027	525,000	315,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	460,000	184,000
NRG Energy, Inc., 7.375%, 1/15/2017	435,000	404,550
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	280,450
Reliant Energy, Inc., 7.875%, 6/15/2017	410,000	323,900
TXU Corp., Series P, 5.550%, 11/15/2014	160,000	55,200
TXU Corp., Series Q, 6.500%, 11/15/2024	1,415,000	396,943
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	139,581
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	365,000	328,492

		3,812,638

Food & Beverage – 2.2%
Aramark Services, Inc., 5.000%, 6/01/2012	950,000	831,250
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	110,000	66,000
Tyson Foods, Inc., 7.850%, 4/01/2016	400,000	344,598

		1,241,848

Gaming – 0.1%
Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	270,000	43,200
Harrah’s Operating Co., Inc., 10.750%, 2/01/2016	220,000	41,800

		85,000

Healthcare – 5.6%
Alliance HealthCare Services, Inc., 7.250%, 12/15/2012	320,000	307,200
Boston Scientific Corp., 5.450%, 6/15/2014	20,000	18,300
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	212,500
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	295,000	278,775
DASA Finance Corp., 8.750%, 5/29/2018, 144A	200,000	154,000
HCA, Inc., 5.750%, 3/15/2014	15,000	9,825
HCA, Inc., 6.375%, 1/15/2015	510,000	334,050
HCA, Inc., 6.500%, 2/15/2016	720,000	471,600
HCA, Inc., 7.050%, 12/01/2027	430,000	223,600
HCA, Inc., 7.500%, 12/15/2023	30,000	15,895
HCA, Inc., 7.500%, 11/06/2033	840,000	420,000

See accompanying notes to financial statements.

8

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Healthcare – continued
HCA, Inc., 7.690%, 6/15/2025	$160,000	$83,329
HCA, Inc., 8.360%, 4/15/2024	40,000	22,429
HCA, Inc., MTN, 7.580%, 9/15/2025	200,000	102,622
HCA, Inc., MTN, 7.750%, 7/15/2036	20,000	10,116
Health Management Associates, Inc., 6.125%, 4/15/2016	300,000	245,250
Tenet Healthcare Corp., 6.875%, 11/15/2031	450,000	222,750

		3,132,241

Home Construction – 3.9%
Centex Corp., 5.250%, 6/15/2015	125,000	93,750
D.R. Horton, Inc., 5.625%, 9/15/2014	65,000	51,025
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,030,000	679,800
KB Home, 5.750%, 2/01/2014	90,000	71,212
KB Home, 5.875%, 1/15/2015	390,000	302,055
KB Home, 6.250%, 6/15/2015	265,000	205,375
KB Home, 7.250%, 6/15/2018	290,000	218,950
Lennar Corp., Series B, 5.600%, 5/31/2015	250,000	178,125
Pulte Homes, Inc., 6.000%, 2/15/2035	475,000	289,750
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	61,000
Toll Brothers Finance Corp., 5.150%, 5/15/2015	40,000	33,740

		2,184,782

Independent Energy – 5.9%
Encore Acquisition Co., 6.000%, 7/15/2015	275,000	202,125
Encore Acquisition Co., 7.250%, 12/01/2017	115,000	84,956
Forest Oil Corp., 7.250%, 6/15/2019	715,000	564,850
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	595,000	434,350
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A	185,000	136,900
PetroHawk Energy Corp., 7.875%, 6/01/2015, 144A	300,000	264,000
PetroHawk Energy Corp., 9.125%, 7/15/2013	15,000	14,400
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	14,758
Pioneer Natural Resources Co., 6.875%, 5/01/2018	260,000	191,103
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,640,000	1,005,925
Swift Energy Co., 7.125%, 6/01/2017	600,000	348,000
Swift Energy Co., 7.625%, 7/15/2011	20,000	15,200

		3,276,567

Industrial Other – 1.0%
Baldor Electric Co., 8.625%, 2/15/2017	325,000	260,000
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	222,650
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	155,000	88,350

		571,000

Lodging – 1.1%
Felcor Lodging LP, 9.000%, 6/01/2011	710,000	426,000
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	37,000
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	315,000	148,050

		611,050

Media Cable – 4.7%
Charter Communications Operating LLC/CAP, 10.000%, 4/30/2012, 144A(k)	170,000	155,550
Comcast Corp., 5.650%, 6/15/2035	80,000	63,352

See accompanying notes to financial statements.

9

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Media Cable – continued
CSC Holdings, Inc., 7.625%, 7/15/2018	$1,260,000	$1,134,000
CSC Holdings, Inc., 7.875%, 2/15/2018	310,000	283,650
Virgin Media Finance PLC, 8.750%, 4/15/2014	870,000	822,150
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	162,750

		2,621,452

Media Non-Cable – 1.2%
Clear Channel Communications, Inc., 4.900%, 5/15/2015	5,000	700
Clear Channel Communications, Inc., 5.500%, 12/15/2016	390,000	54,600
Clear Channel Communications, Inc., 5.750%, 1/15/2013	75,000	11,250
Intelsat Corp., 6.875%, 1/15/2028	235,000	159,800
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 1/15/2013 144A	405,000	381,712
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	405,000	17,213
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	340,000	14,450
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	160,000	8,400

		648,125

Metals & Mining – 1.0%
ArcelorMittal, 5.375%, 6/01/2013	350,000	271,673
ArcelorMittal, 6.125%, 6/01/2018	5,000	3,617
International Steel Group, Inc., 6.500%, 4/15/2014	75,000	58,935
United States Steel Corp., 6.050%, 6/01/2017	80,000	49,498
United States Steel Corp., 6.650%, 6/01/2037	275,000	154,957

		538,680

Non-Captive Consumer – 2.4%
SLM Corp., MTN, 5.050%, 11/14/2014	60,000	31,761
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,000	29,247
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,000	33,651
SLM Corp., Series A, MTN, 5.375%, 1/15/2013	470,000	257,897
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	70,000	36,274
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	314,500
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,135,000	613,045

		1,316,375

Non-Captive Diversified – 5.1%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015	372,000	217,620
CIT Group, Inc., 4.750%, 12/15/2010	148,000	119,352
CIT Group, Inc., 5.400%, 2/13/2012	11,000	7,092
CIT Group, Inc., 5.400%, 1/30/2016	66,000	39,558
CIT Group, Inc., 5.800%, 10/01/2036	146,000	80,415
CIT Group, Inc., 5.850%, 9/15/2016	11,000	6,221
CIT Group, Inc., 12.000%, 12/18/2018, 144A	680,000	351,900
CIT Group, Inc., GMTN, 4.250%, 2/01/2010	95,000	81,435
CIT Group, Inc., GMTN, 5.000%, 2/13/2014	13,000	7,670
CIT Group, Inc., GMTN, 5.000%, 2/01/2015	88,000	53,579
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	10,000	4,715
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	104,000	60,229
GMAC LLC, 6.000%, 12/15/2011, 144A	316,000	215,136
GMAC LLC, 6.625%, 5/15/2012, 144A	539,000	361,577
GMAC LLC, 6.750%, 12/01/2014, 144A	620,000	360,307

See accompanying notes to financial statements.

10

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Non-Captive Diversified – continued
GMAC LLC, 6.875%, 9/15/2011, 144A	$110,000	$78,168
GMAC LLC, 6.875%, 8/28/2012, 144A	41,000	27,534
GMAC LLC, 7.000%, 2/01/2012, 144A	63,000	43,515
GMAC LLC, 7.250%, 3/02/2011, 144A	63,000	46,648
GMAC LLC, 8.000%, 11/01/2031, 144A	141,000	67,844
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	330,000	171,600
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	185,000	96,394
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	340,000	188,326
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	46,800
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	18,450
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	8,550
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	190,000	57,950

		2,818,585

Oil Field Services – 2.2%
Basic Energy Services, Inc., 7.125%, 4/15/2016	700,000	406,000
Nabors Industries, Inc., 9.250%, 1/15/2019, 144A	395,000	374,550
North American Energy Partners, Inc., 8.750%, 12/01/2011	620,000	452,600

		1,233,150

Paper – 3.9%
Georgia-Pacific LLC, 7.250%, 6/01/2028	215,000	149,425
Georgia-Pacific LLC, 7.375%, 12/01/2025	495,000	352,688
Georgia-Pacific LLC, 7.700%, 6/15/2015	125,000	113,125
Georgia-Pacific LLC, 7.750%, 11/15/2029	525,000	388,500
Georgia-Pacific LLC, 8.000%, 1/15/2024	260,000	206,700
Georgia-Pacific LLC, 8.875%, 5/15/2031	225,000	180,000
Mercer International, Inc., 9.250%, 2/15/2013	140,000	43,050
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	290,000	130,500
Stone Container Finance, 7.375%, 7/15/2014(c)	590,000	85,550
Westvaco Corp., 7.950%, 2/15/2031	190,000	145,246
Westvaco Corp., 8.200%, 1/15/2030	455,000	358,704

		2,153,488

Pharmaceuticals – 2.3%
Elan Financial PLC, 7.750%, 11/15/2011	800,000	672,000
Elan Financial PLC, 8.875%, 12/01/2013	770,000	616,000

		1,288,000

Refining – 0.8%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	500,000	370,000
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	75,000	54,000

		424,000

Retailers – 2.9%
Dillard’s, Inc., 6.625%, 1/15/2018	155,000	55,800
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	163,200
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	61,250
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	24,750
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	225,400

See accompanying notes to financial statements.

11

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Retailers – continued
Home Depot, Inc. (The), 5.875%, 12/16/2036	$785,000	$555,922
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	92,040
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	300,000	151,340
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	315,200

		1,644,902

Sovereigns – 1.0%
Republic of Indonesia, 11.625%, 3/04/2019, 144A	500,000	543,750

Super Markets – 2.9%
American Stores Co., 8.000%, 6/01/2026	70,000	59,850
New Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	892,250
New Albertson’s, Inc., 7.750%, 6/15/2026	220,000	184,250
New Albertson’s, Inc., 8.000%, 5/01/2031	30,000	24,525
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	605,000	444,675

		1,605,550

Technology – 4.9%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	55,125
Agilent Technologies, Inc., 6.500%, 11/01/2017	370,000	303,187
Amkor Technology, Inc., 7.750%, 5/15/2013	305,000	245,525
Amkor Technology, Inc., 9.250%, 6/01/2016	60,000	46,200
Freescale Semiconductor, Inc., 10.125%, 12/15/2016	480,000	86,400
Lucent Technologies, Inc., 6.450%, 3/15/2029	3,020,000	1,147,600
Lucent Technologies, Inc., 6.500%, 1/15/2028	290,000	110,200
Motorola, Inc., 6.500%, 9/01/2025	165,000	104,776
Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)	860,000	137,600
Nortel Networks Ltd., 6.875%, 9/01/2023(c)	125,000	8,125
Nortel Networks Ltd., 10.125%, 7/15/2013(c)	370,000	69,375
Seagate Technology HDD Holdings, 6.800%, 10/01/2016	750,000	435,000

		2,749,113

Textile – 0.4%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	425,000	212,500

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(d)	185,000	129,976
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)	34,292	25,719
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)	347,188	149,291
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	91,450

		396,436

Wireless – 1.5%
ALLTEL Corp., 7.000%, 7/01/2012	5,000	5,208
Crown Castle International Corp., 9.000%, 1/15/2015	130,000	130,325
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,000	90,100
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	40,000	22,800
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	65,000	36,075
Sprint Capital Corp., 6.875%, 11/15/2028	311,000	189,710
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	358,930

		833,148

See accompanying notes to financial statements.

12

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Wirelines – 8.9%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	$765,000	$504,900
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	185,000	125,800
Cincinnati Bell, Inc., 8.375%, 1/15/2014	800,000	752,000
Frontier Communications Corp., 7.000%, 11/01/2025	15,000	8,512
Frontier Communications Corp., 7.125%, 3/15/2019	80,000	62,800
Frontier Communications Corp., 7.450%, 7/01/2035	325,000	177,125
Frontier Communications Corp., 7.875%, 1/15/2027	805,000	543,375
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	505,600
Level 3 Financing, Inc., 9.250%, 11/01/2014	835,000	576,150
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,030,000	700,400
Qwest Capital Funding, Inc., 6.875%, 7/15/2028	480,000	302,400
Qwest Capital Funding, Inc., 7.250%, 2/15/2011	200,000	191,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	223,650
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	280,000	184,800
Qwest Corp., 6.875%, 9/15/2033	190,000	124,450
Qwest Corp., 7.250%, 9/15/2025	10,000	6,600

		4,989,562

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $73,101,049)		49,224,309

CONVERTIBLE BONDS – 4.4%

Healthcare – 0.7%
Affymetrix, Inc., 3.500%, 1/15/2038	480,000	252,000
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(d)(f)	45,000	9,000
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	135,000	92,137
Life Technologies Corp., 1.500%, 2/15/2024	50,000	44,563

		397,700

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	165,000	81,675

Lodging – 0.5%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	435,000	302,325

Media Non-Cable – 0.2%
Liberty Media LLC, 3.500%, 1/15/2031	152,754	54,610
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(g)	190,000	79,800

		134,410

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 1.935%, 10/01/2012(b)	5,000	1,500

Pharmaceuticals – 0.2%
Human Genome Sciences, Inc., 2.250%, 8/15/2012	325,000	108,062

Technology – 0.4%
JDS Uniphase Corp., 1.000%, 5/15/2026	200,000	122,750
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	45,000	35,494
Maxtor Corp., 5.750%, 3/01/2012(d)	109,000	81,750

		239,994

See accompanying notes to financial statements.

13

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Wirelines – 2.2%
Level 3 Communications, Inc., 2.875%, 7/15/2010	$270,000	$197,437
Level 3 Communications, Inc., 6.000%, 9/15/2009	105,000	101,325
Level 3 Communications, Inc., 6.000%, 3/15/2010	1,062,000	902,700

		1,201,462

TOTAL CONVERTIBLE BONDS
(Identified Cost $3,406,565)		2,467,128

TOTAL BONDS AND NOTES
(Identified Cost $76,507,614)		51,691,437

BANK LOANS – 1.0%

Consumer Products – 0.0%
Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(h)	44,653	12,131

Electric – 0.6%
Calpine Corp., First Priority Term Loan, 4.095%, 3/29/2014(h)	431,722	328,424

Food & Beverage – 0.0%
Dole Food Co., Inc., Credit Link Deposit, 2.790%, 4/12/2013(h)	2,041	1,876
Dole Food Co., Inc., Tranche B Term Loan, 7.960%, 4/12/2013(h)	1,326	1,219
Dole Food Co., Inc., Tranche C Term Loan, 7.969%, 4/12/2013(h)	6,502	5,977

		9,072

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(c)(h)	203,569	79,329
Tribune Co., Term Loan X, 5.000%, 6/04/2009(c)(h)	181,970	47,483

		126,812

Technology – 0.1%
Sungard Data Systems, Inc., Term Loan B, 2.697%, 2/28/2014(h)	74,809	63,022

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(i)	60,115	26,871

TOTAL BANK LOANS
(Identified Cost $931,107)		566,332

	Shares

PREFERRED STOCKS – 1.3%

Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	6,225	49,987

Capital Markets – 0.2%
Lehman Brothers Holdings Capital Trust I, 6.000%(c)	250	5
Lehman Brothers Holdings, Inc., 5.670%(c)	230	2

See accompanying notes to financial statements.

14

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

	Shares	Value (†)

PREFERRED STOCKS – continued

Capital Markets – continued
Lehman Brothers Holdings, Inc., 5.940%(c)	201	$—
Lehman Brothers Holdings, Inc., 6.500%(c)	1,182	3
Lehman Brothers Holdings, Inc., 7.250%(c)	30	22
Lehman Brothers Holdings, Inc., 7.950%(c)	1,819	10
Newell Financial Trust I, 5.250%	5,724	103,032

		103,074

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%	497	338

Diversified Financial Services – 0.1%
Preferred Blocker, Inc., 144A, 7.000%	428	85,212

Electric Utilities – 0.5%
AES Trust III, 6.750%	7,975	271,150

Oil, Gas & Consumable Fuels – 0.4%
El Paso Energy Capital Trust I, 4.750%	8,050	201,250

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 5.000%(e)(j)	500	450
Federal Home Loan Mortgage Corp., 5.570%(e)(j)	7,750	2,945
Federal Home Loan Mortgage Corp., 5.660%(e)(j)	2,300	920
Federal Home Loan Mortgage Corp., 5.700%(e)(j)	800	664
Federal Home Loan Mortgage Corp., 5.790%(e)(j)	1,450	1,116
Federal Home Loan Mortgage Corp., 5.810%(e)(j)	550	429
Federal Home Loan Mortgage Corp., 5.900%(e)(j)	1,100	506
Federal Home Loan Mortgage Corp., 6.000%(e)(j)	650	579
Federal Home Loan Mortgage Corp., 6.420%(e)(j)	450	360
Federal Home Loan Mortgage Corp., 6.550%(e)(j)	1,550	635
Federal Home Loan Mortgage Corp., 8.375%(e)(j)	9,450	4,347
Federal National Mortgage Association, 4.750%(e)(j)	1,000	730
Federal National Mortgage Association, 5.125%(e)(j)	350	242
Federal National Mortgage Association, 5.375%(e)(j)	700	1,001
Federal National Mortgage Association, 5.810%(e)(j)	300	345
Federal National Mortgage Association, 6.750%(e)(j)	450	225
Federal National Mortgage Association, 8.250%(e)(j)	14,200	10,082

		25,576

TOTAL PREFERRED STOCKS
(Identified Cost $1,865,319)		736,587

COMMON STOCKS – 0.4%

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(e)	3,321	47,955

Oil, Gas & Consumable Fuels – 0.3%
Chesapeake Energy Corp.	9,278	158,283

TOTAL COMMON STOCKS
(Identified Cost $478,096)		206,238

See accompanying notes to financial statements.

15

	Principal Amount	Value (†)

SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement with State Street Corp. dated 3/31/2009 at 0.000%, to be repurchased at $6,133 on 4/01/2009 collateralized by $10,000 U.S. Treasury Bill, due 5/28/2009 valued at $9,997 including accrued interest (Note 2h of Notes to Financial Statements)	$6,133	$6,133
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $956,172 on 4/01/2009 collateralized by $740,000 Federal National Mortgage Association, 6.625% due 11/15/2030 valued at $981,425 including accrued interest (Note 2h of Notes to Financial Statements)	956,172	956,172

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $962,305)		962,305

TOTAL INVESTMENTS – 97.1%		54,162,899
(Identified Cost $80,744,441)(a)
Other Assets Less Liabilities—2.9%		1,617,536

NET ASSETS – 100.0%		$55,780,435

(†) See Note 2a of Notes to Financial Statements.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2009, the net unrealized depreciation on investments based on a cost of $80,838,362 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$601,153
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(27,276,616)

Net unrealized depreciation		$(26,675,463)

(b)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(c)	Non-income producing due to bankruptcy filing.
(d)	Illiquid security. At March 31, 2009, the value of these securities amounted to $785,468 or 1.4% of net assets.
(e)	Non-income producing security.
(f)	Valued by management. At March 31, 2009, the value of this security amounted to $9,000 or 0.0% of net assets.
(g)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at March 31, 2009.
(i)	All or a portion of interest payment is paid in-kind.
(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(k)	Issuer has filed for bankruptcy.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $6,950,728 or 12.5% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.

16

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Wirelines	11.2%
Electric	7.4
Healthcare	6.3
Independent Energy	5.9
Technology	5.4
Non-Captive Diversified	5.1
Media Cable	4.7
Home Construction	3.9
Paper	3.9
Automotive	3.1
Retailers	2.9
Supermarkets	2.9
Pharmaceuticals	2.5
Airlines	2.4
Non-Captive Consumer	2.4
Chemicals	2.3
Food & Beverage	2.2
Oil Field Services	2.2
Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	16.7
Short-Term Investments	1.7

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

See accompanying notes to financial statements.

17

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value (†)

BONDS AND NOTES – 135.9% of Net Assets

NON-CONVERTIBLE BONDS – 135.8%

ABS Car Loan – 2.6%
Americredit Prime Automobile Receivables, Series 2007-2M, Class A2B, 0.913%, 11/08/2010(b)(c)	$215,602	$214,429
ARG Funding Corp., Series 2005-2A, Class A5, 0.682%, 5/20/2011, 144A(b)(c)	1,700,000	1,351,823
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B, 1.256%, 9/15/2010(b)(c)	1,761,201	1,750,327
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.586%, 5/15/2013(b)(c)	845,000	618,694
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014(c)	800,000	598,149
Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015(c)	1,305,000	1,055,155
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012(c)	1,330,000	1,354,171

		6,942,748

ABS Credit Card – 11.4%
American Express Issuance Trust, Series 2005-2, Class A, 0.626%, 8/15/2013(b)(c)	4,225,000	3,685,592
BA Credit Card Trust, Series 2006-C4, Class C4, 0.786%, 11/15/2011(b)(c)	2,000,000	1,953,111
BA Credit Card Trust, Series 2008-A5, Class A5, 1.756%, 12/16/2013(b)(c)	1,445,000	1,358,599
Bank One Issuance Trust, Series 2004-C2, Class C2, 1.356%, 2/15/2017(b)(c)	2,310,000	900,900
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.776%, 3/15/2017(b)(c)	1,895,000	1,479,339
Capital One Multi-Asset Execution Trust, Series 2004-B6, Class B6, 4.150%, 7/16/2012(c)	2,065,000	1,974,920
Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.596%, 7/15/2020(b)(c)	2,140,000	1,393,218
Chase Issuance Trust, Series 2007-B1, Class B1, 0.806%, 4/15/2019(b)(c)	2,300,000	871,445
Chase Issuance Trust, Series 2007-C1, Class C1, 1.016%, 4/15/2019(b)(c)	1,750,000	506,193
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.992%, 3/24/2017(b)(c)	1,150,000	418,447
Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.753%, 1/09/2012(b)(c)	300,000	268,464
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019(c)	4,215,000	4,008,293
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014(c)	1,895,000	1,193,850
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020(c)	3,305,000	2,897,824
Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013(c)	3,650,000	3,581,707
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014(c)	1,000,000	717,590
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.816%, 8/16/2021(b)(c)	1,490,000	1,010,253

See accompanying notes to financial statements.

18

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

ABS Credit Card – continued
World Financial Network Credit Card Master Trust, Series 2004-A, Class C, 1.556%, 3/15/2013(b)(c)	$2,000,000	$1,892,629
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.563%, 6/15/2014(b)(c)	706,000	616,655

		30,729,029

ABS Home Equity – 4.5%
Bear Stearns Asset Backed Securities Trust, Series 2006-HE3, Class A3, 0.802%, 4/25/2036(b)(c)	2,228,800	441,525
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A2, 0.702%, 6/25/2047(b)(c)	2,495,000	1,067,289
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2, 0.622%, 1/25/2037(b)(c)	2,000,000	1,685,887
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035(c)	995,000	600,687
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.682%, 11/25/2036(b)(c)	2,835,000	1,674,470
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021(c)	480,220	282,898
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.632%, 6/25/2021(b)(c)	2,459,194	1,173,773
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021(c)	890,902	206,422
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(b)(c)	2,355,000	514,803
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.762%, 12/25/2035(b)(c)	1,831,245	1,345,965
Ownit Mortgage Loan Asset-Backed Certificates, Series 2005-2, Class M3, 0.992%, 3/25/2036(b)(c)	1,000,000	564,889
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5, 4.070%, 7/25/2032(c)	143,192	134,026
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.672%, 7/25/2036(b)(c)	2,685,000	1,423,050
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C, 0.662%, 12/25/2036(b)(c)	1,750,000	1,051,070

		12,166,754

ABS Other – 1.1%
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014(c)	3,020,000	2,973,428
CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010(c)	72,723	72,851

		3,046,279

Collateralized Mortgage Obligations – 8.6%
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(c)	1,245,928	626,858
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.013%, 7/25/2021(b)(c)	1,295,758	837,789
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020(c)	298,662	280,742
Federal Home Loan Mortgage Corp., Series 2613, Class HI, 5.500%, 2/15/2033(c)	1,025,293	7,449

See accompanying notes to financial statements.

19

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Collateralized Mortgage Obligations – continued
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	$2,797,000	$2,927,188
Federal National Mortgage Association, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)	20,928,795	2,067,593
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	10,000,000	10,382,969
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)	629,484	407,001
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)	2,626,543	1,829,553
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)	135,498	90,318
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1, 5.674%, 6/25/2037(b)(c)	7,116,059	3,713,807

		23,171,267

Commercial Mortgage-Backed Securities – 28.2%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047(c)	120,000	110,201
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.351%, 9/10/2047(b)(c)	189,000	145,293
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.929%, 5/10/2045(b)(c)	350,000	259,451
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046(c)	460,000	408,366
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	5,375,000	4,389,974
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037(c)	430,000	415,100
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035(c)	175,000	175,736
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040(c)	1,601,000	1,476,353
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042(c)	171,000	164,470
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A2, 5.688%, 9/11/2038(c)	1,000,000	901,165
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044(c)	225,000	164,005
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.909%, 6/11/2040(b)(c)	150,000	111,418
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046(c)	1,057,000	961,429
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048(c)	5,000,000	3,686,745
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.961%, 6/10/2046(b)(c)	250,000	191,007
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.912%, 6/15/2039(b)(c)	2,342,000	1,404,891
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.425%, 2/15/2041(b)(c)	1,508,000	1,032,845
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039(c)	2,005,000	1,679,230

See accompanying notes to financial statements.

20

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – continued
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	$5,000,000	$3,601,830
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038(c)	125,000	102,533
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039(c)	1,130,000	1,064,009
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039(c)	7,495,000	5,544,215
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038(c)	500,000	455,789
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039(c)	4,449,000	3,926,440
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049(c)	4,085,000	2,760,732
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033(c)	173,289	175,264
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.344%, 12/15/2044(b)(c)	7,000,000	5,396,104
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 6.051%, 4/15/2045(b)(c)	1,065,000	947,546
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030(c)	275,000	247,674
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039(c)	2,440,000	1,858,278
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038(c)	2,460,000	2,064,901
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040(c)	11,060,000	9,153,295
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.795%, 5/12/2039(b)(c)	1,000,000	894,334
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(c)	4,895,000	4,449,144
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.600%, 2/12/2039(b)(c)	1,000,000	708,901
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.104%, 6/12/2046(b)(c)	250,000	178,028
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046(c)	1,000,000	658,390
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042(c)	5,280,000	4,247,623
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.378%, 11/14/2042(b)(c)	5,965,000	4,658,488
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047(c)	1,267,000	993,546
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041(c)	5,000,000	3,847,448
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.915%, 8/12/2041(b)(c)	555,000	501,275
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041(c)	76,468	73,682

		76,187,148

See accompanying notes to financial statements.

21

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Hybrid ARMs – 14.6%
Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 5.449%, 4/20/2035(b)(c)	$642,910	$123,182
FHLMC, 5.949%, 11/01/2036(b)(c)	6,111,038	6,311,752
FHLMC, 5.970%, 2/01/2037(b)(c)	8,572,070	8,913,612
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.294%, 6/25/2036(b)(c)	5,623,475	2,703,894
FNMA, 5.730%, 9/01/2036(b)(c)	3,678,079	3,811,214
FNMA, 6.039%, 2/01/2037(b)(c)	7,327,205	7,615,291
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.088%, 9/25/2036(b)(c)	6,644,153	2,694,293
JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.874%, 1/25/2037(b)(c)	642,343	470,195
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.592%, 7/25/2035(b)(c)	1,024,505	601,656
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2, 6.417%, 11/25/2036(b)(c)	10,822,090	5,764,198
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.927%, 10/25/2035(b)(c)	799,214	553,799

		39,563,086

Mortgage Related – 64.8%
FHLMC, 5.000%, 7/01/2035(c)	574,640	594,152
FHLMC, 5.000%, 9/01/2035(c)	767,979	794,055
FHLMC, 5.000%, 12/01/2035(c)	147,586	152,598
FHLMC, 5.000%, 2/01/2036(c)	309,630	320,144
FHLMC, 5.000%, 2/01/2036(c)	620,522	641,591
FHLMC, 5.500%, 5/01/2035(c)	436,421	453,831
FHLMC, 6.000%, 6/01/2037(c)	4,168,851	4,363,167
FHLMC, 6.000%, 6/01/2037(c)	10,259,758	10,737,979
FHLMC, 6.000%, 8/01/2037(c)	4,457,409	4,665,175
FHLMC, 6.000%, 10/01/2037(c)	3,993,925	4,180,087
FHLMC, 6.000%, 12/01/2037(c)	1,826,203	1,911,325
FHLMC, 6.500%, 1/01/2038(c)	175,879	185,628
FHLMC (TBA), 5.500%, 7/01/2035(d)	14,910,000	15,469,125
FNMA, 4.500%, 10/01/2035(c)	800,423	819,097
FNMA, 5.500%, 5/01/2035(c)	139,665	145,262
FNMA, 5.500%, 12/01/2035(c)	215,608	224,249
FNMA, 5.500%, 4/01/2036(c)	143,520	149,138
FNMA, 5.500%, 4/01/2036(c)	334,907	348,015
FNMA, 5.500%, 4/01/2036(c)	71,091	73,874
FNMA, 5.500%, 4/01/2036(c)	2,223,330	2,312,437
FNMA, 5.500%, 5/01/2036(c)	358,360	372,387
FNMA, 5.500%, 5/01/2036(c)	574,152	596,625
FNMA, 5.500%, 6/01/2036(c)	731,449	760,078
FNMA, 5.500%, 6/01/2036(c)	1,284,124	1,334,385
FNMA, 5.500%, 6/01/2036(c)	528,462	549,146
FNMA, 6.000%, 10/01/2034(c)	68,527	71,860

See accompanying notes to financial statements.

22

PORTFOLIO OF INVESTMENTS – as of March 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)

BONDS AND NOTES – continued

Mortgage Related – continued
FNMA, 6.000%, 4/01/2036(c)	$304,599	$318,702
FNMA, 6.000%, 6/01/2036(c)	4,515,725	4,724,797
FNMA, 6.000%, 6/01/2036(c)	1,572,975	1,645,802
FNMA, 6.000%, 9/01/2036(c)	1,111,251	1,162,700
FNMA, 6.000%, 11/01/2036(c)	3,563,879	3,728,882
FNMA, 6.000%, 1/01/2037(c)	878,141	918,798
FNMA, 6.000%, 10/01/2037(c)	2,030,701	2,123,337
FNMA, 6.000%, 7/01/2038(c)	7,048,256	7,369,780
FNMA, 6.000%, 10/01/2038(c)	7,199,866	7,528,307
FNMA, 7.000%, 12/01/2037(c)	159,350	169,708
FNMA (TBA), 5.000%, 3/01/2035(d)	33,900,000	34,980,563
FNMA (TBA), 5.500%, 6/01/2035(d)	6,445,000	6,688,698
FNMA (TBA), 6.500%, 4/01/2035(d)	12,000,000	12,637,500
GNMA, 5.500%, 8/15/2033(c)	72,970	76,273
GNMA, 5.500%, 12/15/2035(c)	326,799	341,081
GNMA, 5.500%, 9/15/2036(c)	1,979,132	2,063,152
GNMA, 6.000%, 6/15/2036(c)	197,083	206,373
GNMA, 6.500%, 9/15/2036(c)	804,436	845,347
GNMA (TBA), 5.500%, 6/01/2036(d)	34,000,000	35,381,250

		175,136,460

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $411,755,484)		366,942,771

CONVERTIBLE BONDS – 0.1%

Hybrid ARMs – 0.1%
FHLMC, 4.662%, 1/01/2035(b)(c)
(Identified Cost $354,042)	353,710	357,399

TOTAL BONDS AND NOTES
(Identified Cost $412,109,526)		367,300,170

SHORT-TERM INVESTMENTS – 1.8%
Federal Home Loan Mortgage Corp., Discount Notes, 1.652%, 5/11/2009(c)(e)	1,000,000	999,811
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 3/31/2009 at 0.000% to be repurchased at $3,694,060 on 4/01/2009 collateralized by $3,635,000 Federal National Mortgage Association, 4.750% due 3/12/2010 valued at $3,773,130 including accrued interest (Note 2h of Notes to Financial Statements)	3,694,060	3,694,060

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,692,224)		4,693,871

TOTAL INVESTMENTS – 137.7%
(Identified Cost $416,801,750)(a)		371,994,041
Other assets less liabilities—(37.7)%		(101,794,656)

NET ASSETS – 100.0%		$270,199,385

(†) See Note 2a of Notes to Financial Statements.

See accompanying notes to financial statements.

23

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At March 31, 2009, the net unrealized depreciation on investments based on a cost of $416,801,750 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,461,575
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(51,269,284)

Net unrealized depreciation	$(44,807,709)

(b)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations and future contracts.
(d)	Delayed delivery (See Note 2i of Notes to Financial Statements).
(e)	Rate represents discount rate at time of purchase.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the total value of these securities amounted to $1,351,823 or 0.5% of net assets.
ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
TBA	To Be Announced.

At March 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Depreciation
5 Year U.S. Treasury Note	6/30/2009	155	$18,408,672	$(380,518)
10 Year U.S. Treasury Note	6/19/2009	50	6,203,906	(211,810)

Total				$(592,328)

NET ASSET SUMMARY AT MARCH 31, 2009 (Unaudited)

Mortgage Related	64.8%
Commercial Mortgage-Backed Securities	28.2
Hybrid ARMs	14.7
ABS Credit Card	11.4
Collateralized Mortgage Obligations	8.6
ABS Home Equity	4.5
ABS Car Loan	2.6
ABS Other	1.1
Short-Term Investments	1.8

Total Investments	137.7
Other assets less liabilities (including open futures contracts)	(37.7)

Net Assets	100.0%

See accompanying notes to financial statements.

24

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund

Assets
Investments at cost	$80,744,441	$416,801,750
Net unrealized depreciation	(26,581,542)	(44,807,709)

Investments at value	54,162,899	371,994,041
Receivable for Fund shares sold	27,989	918,355
Receivable for securities sold	164,161	20,719,479
Dividends and interest receivable	1,570,578	1,910,771
Tax reclaims receivable	7,020	—

Total Assets	55,932,647	395,542,646

Liabilities
Payable for securities purchased	138,505	—
Payable for delayed delivery securities purchased (Note 2)	—	124,648,735
Payable for Fund shares redeemed	13,707	636,518
Payable to broker—variation margin on open futures contracts	—	58,008

Total Liabilities	152,212	125,343,261

Net Assets	$55,780,435	$270,199,385

Net Assets consist of:
Paid-in capital	$86,913,151	$314,372,080
Undistributed net investment income	481,030	1,403,854
Accumulated net realized loss on investments and futures contracts	(5,032,204)	(176,512)
Net unrealized depreciation on investments and futures contracts	(26,581,542)	(45,400,037)

Net Assets	$55,780,435	$270,199,385

Net Asset Value and Offering Price
Institutional Class
Net assets	$55,780,435	$270,199,385

Shares of beneficial interest	8,363,725	30,195,256

Net asset value, offering and redemption price per share	$6.67	$8.95

See accompanying notes to financial statements.

25

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund

Investment Income
Dividends	$38,474	$—
Interest	3,257,175	9,489,303
Securities lending income (Note 2)	392	—
Less net foreign taxes withheld	(436)	—

Net investment income	3,295,605	9,489,303

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net Realized Gain (Loss) on:
Investments	(4,928,229)	6,687,660
Futures contracts	—	(3,114,277)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,227,429)	(26,266,130)
Futures contracts	—	(802,203)

Net realized and unrealized loss on investments and futures contracts	(12,155,658)	(23,494,950)

Net Decrease in Net Assets Resulting from Operations	$(8,860,053)	$(14,005,647)

See accompanying notes to financial statements.

26

STATEMENTS OF CHANGES IN NET ASSETS

High Income Opportunities Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$3,295,605	$6,881,020
Net realized gain (loss) on investments	(4,928,229)	17,115
Net change in unrealized appreciation (depreciation) on investments	(7,227,429)	(18,349,158)

Net decrease in net assets resulting from operations	(8,860,053)	(11,451,023)

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(3,443,677)	(6,813,880)
Capital Gains:
Institutional Class	(85,819)	(543,232)

Total distributions	(3,529,496)	(7,357,112)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 8)	3,219,688	(314,836)

Total decrease in net assets	(9,169,861)	(19,122,971)
Net Assets
Beginning of period	64,950,296	84,073,267

End of period	$55,780,435	$64,950,296

Undistributed Net Investment Income	$481,030	$629,102

See accompanying notes to financial statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

Securitized Asset Fund

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
From Operations:
Net investment income	$9,489,303	$20,385,139
Net realized gain on investments and futures contracts	3,573,383	145,330
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(27,068,333)	(17,675,141)

Net increase (decrease) in net assets resulting from operations	(14,005,647)	2,855,328

From Distributions to Shareholders:
Net Investment Income:
Institutional Class	(10,227,071)	(20,848,572)
Capital Gains:
Institutional Class	(1,038,001)	—

Total distributions	(11,265,072)	(20,848,572)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 8)	(86,583,839)	52,893,796

Total increase (decrease) in net assets	(111,854,558)	34,900,552
Net Assets
Beginning of period	382,053,943	347,153,391

End of period	$270,199,385	$382,053,943

Undistributed Net Investment Income	$1,403,854	$2,141,622

See accompanying notes to financial statements.

28

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:

	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains(b)
High Income Opportunities Fund

Institutional Class
3/31/2009(f)	$8.26	$0.40	$(1.56)	$(1.16)	$(0.42)	$(0.01)
9/30/2008	10.42	0.82	(2.09)	(1.27)	(0.82)	(0.07)
9/30/2007	10.39	0.77	0.01 (j)	0.78	(0.75)	(0.00)
9/30/2006	10.50	0.76	(0.10)	0.66	(0.73)	(0.04)
9/30/2005	10.32	0.78	0.17	0.95	(0.77)	—
9/30/2004(g)	10.00	0.33	0.25	0.58	(0.26)	—

Securitized Asset Fund

Institutional Class
3/31/2009(f)	$9.60	$0.28	$(0.61)	$(0.33)	$(0.29)	$(0.03)
9/30/2008	10.07	0.55	(0.45)	0.10	(0.57)	—
9/30/2007	10.13	0.55	(0.10)	0.45	(0.51)	(0.00)
9/30/2006(h)	10.00	0.30	0.02	0.32	(0.19)	—

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

(b) Amount rounds to less than $0.01 per share, if applicable.

(c) Periods less than one year, if applicable, are not annualized.

(d) Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.

(e) Computed on an annualized basis for periods less than one year, if applicable.

(f) For the six months ended March 31, 2009 (Unaudited).

(g) For the period April 12, 2004 (commencement of operations) through September 30, 2004.

(h) For the period March 2, 2006 (commencement of operations) through September 30, 2006.

(i) Portfolio turnover rate has been recalculated to conform with current presentation.

(j) The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the fund.

See accompanying notes to financial statements.

29

				Ratios to Average Net Assets:
Total distributions	Net asset value, end of the period	Total return (%)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)	Gross expenses (%)(d)	Net investment income (%)(e)	Portfolio turnover rate (%)

$(0.43)	$6.67	(13.9)	$55,780	—	—	12.15	18
(0.89)	8.26	(13.2)	64,950	—	—	8.47	24
(0.75)	10.42	7.7	84,073	—	—	7.35	29
(0.77)	10.39	6.6	42,847	—	—	7.36	26
(0.77)	10.50	9.5	13,115	—	—	7.40	22
(0.26)	10.32	5.9	9,079	—	—	7.03	45

$(0.32)	$8.95	(3.3)	$270,199	—	—	6.24	207
(0.57)	9.60	0.9	382,054	—	—	5.55	430
(0.51)	10.07	4.6	347,153	—	—	5.43	73
(0.19)	10.13	3.3	70,993	—	—	3.02	55	(i)

See accompanying notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund offers Institutional Class Shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Valuation. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined by an independent pricing service. Futures contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The High Income Opportunities Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

31

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the High Income Opportunities Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The High Income Opportunities Fund may use foreign currency exchange contracts to facilitate transactions in foreign denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

The High Income Opportunities Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d.  Forward Foreign Currency Contracts. The High Income Opportunities Fund may enter into forward foreign currency exchange contracts. Contracts generally are used to acquire exposure to foreign currencies and may also be used for hedging purposes. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March, 31 2009, there were no open forward foreign currency contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker). As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract, certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

f.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions taken on federal and state tax returns that remain subject to examination (tax years ended September 30, 2005—2008), where applicable, and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

32

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

The High Income Opportunities Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable, and are reflected as foreign tax payable on the Statement of Assets and Liabilities.

g.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to defaulted bond income accruals, premium amortization accruals, securities lending collateral gain/loss adjustments, wash sales and futures contracts marked to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2008 was as follows:

	2008 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$7,183,035	$174,077	$7,357,112
Securitized Asset Fund	20,848,572	—	20,848,572

Differences between these amounts and those reported in the Statements of Changes in Net Assets, if any, are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2008, the post-October losses were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Deferred net capital losses (post-October 2007)	$—	$(3,534,625)

h.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is each Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

i.  Delayed Delivery Commitments. Certain transactions, such as futures and forward transactions, or purchases of when-issued or delayed delivery instruments may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. The price of the underlying instruments and the date when they will be paid for are fixed at the time the transaction is negotiated. If a Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents will be maintained in an amount at least equal to the commitment with the custodian and/or broker. Losses may arise due to changes in the market value of the underlying instruments or if the counterparty does not perform under the contract.

j.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds bear

33

the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

As of March, 31, 2009, there were no securities on loan.

k. Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l. New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Funds’ financial statement disclosures.

3. Fair Value Measurements. The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments;

•

Level 2—prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

High Income Opportunities Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$1,229,397
Level 2—Other Significant Observable Inputs	47,988,658
Level 3—Significant Unobservable Inputs	4,944,844

Total	$54,162,899

Securitized Asset Fund

Securities Purchased Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$3,694,060
Level 2—Other Significant Observable Inputs	355,685,579
Level 3—Significant Unobservable Inputs	12,614,402

Total	$371,994,041

34

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

Futures Valuation Inputs	Other Financial Instruments
Level 1—Quoted Prices	$(592,328)
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$(592,328)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2009:

High Income Opportunities Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$1,452,450
Realized gain (loss)	(1,097,260)
Change in unrealized appreciation (depreciation)(a)	(2,187,998)
Net purchases (sales)	693,510
Net reclassifications to/from Level 3	6,084,142

Balance as of March 31, 2009	$4,944,844

Securitized Asset Fund

Assets	Investments in Securities
Balance as of September 30, 2008	$7,255,476
Realized gain (loss)	92,768
Change in unrealized appreciation (depreciation)(a)	(5,345,660)
Net purchases (sales)	2,784,122
Net reclassifications to/from Level 3	7,827,696

Balance as of March 31, 2009	$12,614,402

(a)	Change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments within the Statement of Operations

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

4.   Purchases and Sales of Securities. For the six months ended March 31, 2009, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$9,590,084	$10,909,315
Securitized Asset Fund	910,965,453	1,103,575,422	18,877,578	14,107,550

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the

35

day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds under each agreement.

c.  Service and Distribution Fees. The Trust has entered into a distribution agreement with Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Funds. Natixis Distributors currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distributors to the extent that Natixis Distributors incurs expenses in connection with any redemption of Fund shares.

d.  Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay the pro rata portion of Trustees fees and expenses for each Fund, without reimbursement from the Trust or Funds.

6.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 11, 2009, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

36

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2009 (Unaudited)

For the six months ended March 31, 2009, the Funds had no borrowings under these agreements.

7.  Shareholders. At March 31, 2009, five shareholders individually owned more than 5% of the High Income Opportunities Fund’s total outstanding shares, representing, in aggregate, 42.72% of the Fund.

8. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,620,809	$10,732,584	1,980,419	$19,260,155
Issued in connection with the reinvestment of distributions	300,200	1,998,678	380,809	3,709,039
Redeemed	(1,418,507)	(9,511,574)	(2,571,913)	(23,284,030)

Increase (decrease) from capital share transactions	502,502	$3,219,688	(210,685)	$(314,836)

	Securitized Asset Fund

	Six Months Ended March 31, 2009		Year Ended September 30, 2008

	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,426,181	$48,666,374	14,774,496	$146,455,592
Issued in connection with the reinvestment of distributions	84,387	736,685	20,764	205,641
Redeemed	(15,120,121)	(135,986,898)	(9,456,660)	(93,767,437)

Increase (decrease) from capital share transactions	(9,609,553)	$(86,583,839)	5,338,600	$52,893,796

37

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name: Title: Date:	Robert J. Blanding President and Chief Executive Officer May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name: Title: Date:	Robert J. Blanding President and Chief Executive Officer May 27, 2009

By:	/s/ Michael C. Kardok

Name: Title: Date:	Michael C. Kardok Treasurer May 27, 2009